UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.7%
Information Technology - 12.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	1,990	$377,324
Cisco Systems, Inc.	3,983	133,948
Nokia Oyj	66,740	401,008
Nokia Oyj (Sponsored ADR) - Class A	122,979	735,414

		1,647,694

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	4,744	401,532
Corning, Inc.	5,906	176,708
Keyence Corp.	2,000	1,063,735

		1,641,975

Internet Software & Services - 3.4%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,730	471,498
Alphabet, Inc. - Class A (a)	530	516,072
Alphabet, Inc. - Class C (a)	4,348	4,170,210
Criteo SA (Sponsored ADR) (a)(b)	4,740	196,710
eBay, Inc. (a)	4,940	189,992
Facebook, Inc. - Class A (a)	23,670	4,044,493
NetEase, Inc. (ADR)	450	118,714
Tencent Holdings Ltd.	4,200	183,627
Yahoo Japan Corp.	102,200	485,747

		10,377,063

IT Services - 1.9%
Booz Allen Hamilton Holding Corp.	13,357	499,418
Cognizant Technology Solutions Corp. - Class A	11,455	830,946
Fiserv, Inc. (a)	8,910	1,149,034
Fujitsu Ltd.	18,000	133,966
Vantiv, Inc. - Class A (a)	2,290	161,376
Visa, Inc. - Class A	29,260	3,079,322

		5,854,062

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	1,594	83,031
ASM International NV	2,870	181,495
ASML Holding NV	2,601	444,453
Infineon Technologies AG	7,700	194,135
Intel Corp.	38,891	1,480,969
NVIDIA Corp.	2,539	453,897
SCREEN Holdings Co., Ltd.	2,700	187,556
Siltronic AG (a)	2,760	343,253
SK Hynix, Inc.	1,720	125,440
SUMCO Corp.	13,800	217,736
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	150,412
Texas Instruments, Inc.	5,610	502,880
Tokyo Electron Ltd.	1,200	184,739
Xilinx, Inc.	28,979	2,052,583

		6,602,579

Software - 1.9%
Adobe Systems, Inc. (a)	10,500	1,566,390

Company	Shares	U.S. $ Value
Constellation Software, Inc./Canada	1,679	$916,019
Dassault Systemes SE	3,130	316,671
Electronic Arts, Inc. (a)	8,450	997,607
Nintendo Co., Ltd.	800	294,987
Oracle Corp.	30,263	1,463,216
ServiceNow, Inc. (a)	1,905	223,894

		5,778,784

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	16,700	2,573,804
Hewlett Packard Enterprise Co.	8,190	120,475
HP, Inc.	38,674	771,933
NCR Corp. (a)	3,432	128,768
Samsung Electronics Co., Ltd.	120	270,027
Samsung Electronics Co., Ltd. (Preference Shares)	130	235,149
Xerox Corp.	19,206	639,368

		4,739,524

		36,641,681

Real Estate - 9.8%
Diversified Real Estate Activities - 0.7%
City Developments Ltd.	35,600	298,316
Kerry Properties Ltd.	30,500	126,683
Leopalace21 Corp.	35,900	250,185
Mitsubishi Estate Co., Ltd.	12,500	217,242
Mitsui Fudosan Co., Ltd.	31,800	689,520
Sumitomo Realty & Development Co., Ltd.	5,000	151,276
Wharf Holdings Ltd. (The)	41,000	366,793

		2,100,015

Diversified REITs - 1.2%
Activia Properties, Inc.	35	145,257
Armada Hoffler Properties, Inc.	20,820	287,524
Empire State Realty Trust, Inc. - Class A	18,390	377,731
GPT Group (The)	78,470	305,773
Gramercy Property Trust	13,257	401,024
H&R Real Estate Investment Trust	11,960	206,466
Hispania Activos Inmobiliarios SOCIMI SA	11,230	202,409
Hulic Reit, Inc.	92	135,721
ICADE	2,550	227,501
Liberty Property Trust	8,290	340,387
Merlin Properties Socimi SA	15,764	218,544
Mirvac Group	186,290	335,114
Washington Real Estate Investment Trust	11,260	368,878

		3,552,329

Equity Real Estate Investment Trusts (REITs) - 0.3%
Mid-America Apartment Communities, Inc.	10,261	1,096,696

Health Care REITs - 0.5%
Healthcare Realty Trust, Inc.	9,200	297,528
Medical Properties Trust, Inc.	22,270	292,405
Sabra Health Care REIT, Inc.	12,580	276,005
Welltower, Inc.	10,820	760,430

		1,626,368

Company	Shares	U.S. $ Value
Hotel & Resort REITs - 0.4%
MGM Growth Properties LLC - Class A	10,260	$309,955
Park Hotels & Resorts, Inc.	10,270	283,041
RLJ Lodging Trust	18,170	399,740
Summit Hotel Properties, Inc.	10,620	169,814

		1,162,550

Industrial REITs - 0.7%
Goodman Group	27,870	180,446
LaSalle Logiport REIT	151	147,230
Mapletree Logistics Trust	247,900	226,889
PLA Administradora Industrial S de RL de CV (a)	46,200	79,537
Prologis, Inc.	3,260	206,880
Pure Industrial Real Estate Trust	28,880	147,206
Rexford Industrial Realty, Inc.	13,250	379,215
Segro PLC	36,880	265,156
STAG Industrial, Inc.	15,310	420,566

		2,053,125

Office REITs - 1.5%
Alexandria Real Estate Equities, Inc.	3,740	444,948
Allied Properties Real Estate Investment Trust	6,776	216,354
Axiare Patrimonio SOCIMI SA	9,740	199,037
Beni Stabili SpA SIIQ	207,680	180,166
Boston Properties, Inc.	4,674	574,341
Brandywine Realty Trust	12,110	211,804
Champion REIT	196,000	135,547
Columbia Property Trust, Inc.	18,100	394,037
Corporate Office Properties Trust	6,570	215,693
Daiwa Office Investment Corp.	30	150,135
Derwent London PLC	8,490	318,004
Hibernia REIT PLC	54,390	98,032
Hudson Pacific Properties, Inc.	11,790	395,319
Investa Office Fund	53,120	187,783
Japan Real Estate Investment Corp.	36	173,092
Mack-Cali Realty Corp.	8,320	197,267
MCUBS MidCity Investment Corp.	50	152,411
Workspace Group PLC	22,686	269,793

		4,513,763

Real Estate Development - 0.3%
CK Asset Holdings Ltd.	93,500	777,296
TAG Immobilien AG	11,490	193,289

		970,585

Real Estate Management & Development - 0.4%
Daito Trust Construction Co., Ltd.	3,200	582,984
Vonovia SE	15,272	650,400

		1,233,384

Real Estate Operating Companies - 0.7%
Aroundtown SA	24,850	177,690
BUWOG AG (a)	7,126	213,588
CA Immobilien Anlagen AG	9,140	262,502
Deutsche Wohnen SE	7,150	303,864
Entra ASA (c)	18,398	251,790
Fabege AB	14,310	293,743

Company	Shares	U.S. $ Value
Hongkong Land Holdings Ltd.	42,100	$303,569
Inmobiliaria Colonial Socimi SA	27,357	271,689

		2,078,435

Residential REITs - 1.0%
American Homes 4 Rent - Class A	18,320	397,727
Camden Property Trust	5,040	460,908
Education Realty Trust, Inc.	5,640	202,645
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	202,130	152,095
Essex Property Trust, Inc.	2,530	642,696
Independence Realty Trust, Inc.	32,140	326,864
Japan Rental Housing Investments, Inc.	236	166,527
Killam Apartment Real Estate Investment Trust	15,330	162,054
Sun Communities, Inc.	4,731	405,352
UNITE Group PLC (The)	31,460	289,825

		3,206,693

Retail REITs - 1.6%
Brixmor Property Group, Inc.	19,140	359,832
Eurocommercial Properties NV	5,300	226,634
Frontier Real Estate Investment Corp.	39	158,218
Fukuoka REIT Corp.	116	165,147
Kenedix Retail REIT Corp.	70	145,559
Klepierre SA	6,123	240,490
Link REIT	77,268	628,341
National Retail Properties, Inc.	10,350	431,181
Realty Income Corp.	10,330	590,773
Retail Opportunity Investments Corp.	12,600	239,526
Scentre Group	54,960	169,657
Simon Property Group, Inc.	7,596	1,223,032
Urban Edge Properties	12,980	313,078

		4,891,468

Specialized REITs - 0.5%
Digital Realty Trust, Inc.	4,870	576,267
Equinix, Inc.	500	223,150
National Storage Affiliates Trust	15,010	363,843
Public Storage	1,360	291,026

		1,454,286

		29,939,697

Financials - 9.7%
Banks - 4.5%
ABN AMRO Group NV (GDR) (c)	6,180	185,055
Australia & New Zealand Banking Group Ltd.	9,180	213,835
Banco Santander SA	23,410	163,749
Bank of America Corp.	83,814	2,123,847
Bank of Queensland Ltd.	23,408	238,877
Barclays PLC	92,180	239,021
BNP Paribas SA	11,640	939,066
BOC Hong Kong Holdings Ltd.	59,000	287,389
Citigroup, Inc.	14,051	1,022,070
Citizens Financial Group, Inc.	1,635	61,917
Comerica, Inc.	7,529	574,162
Danske Bank A/S	4,425	177,326
DNB ASA	15,090	304,668
Erste Group Bank AG (a)	8,430	364,219

Company	Shares	U.S. $ Value
Fifth Third Bancorp	5,234	$146,447
HSBC Holdings PLC	30,730	303,791
ING Groep NV	21,500	396,296
Intesa Sanpaolo SpA	54,080	191,460
Itau Unibanco Holding SA (Preference Shares)	8,250	112,921
JPMorgan Chase & Co.	18,724	1,788,329
KB Financial Group, Inc.	2,170	106,762
Mitsubishi UFJ Financial Group, Inc.	65,500	425,870
PNC Financial Services Group, Inc. (The)	2,996	403,771
Royal Bank of Canada	1,710	132,305
Sberbank of Russia PJSC (Sponsored ADR) (b)	15,598	222,583
SunTrust Banks, Inc.	2,924	174,767
US Bancorp	9,085	486,865
Wells Fargo & Co.	32,606	1,798,221

		13,585,589

Capital Markets - 1.5%
Credit Suisse Group AG (REG) (a)	23,778	376,753
Franklin Resources, Inc.	1,564	69,614
Goldman Sachs Group, Inc. (The)	3,676	871,910
MarketAxess Holdings, Inc.	3,849	710,179
Morgan Stanley	8,180	394,030
Partners Group Holding AG	980	665,320
S&P Global, Inc.	5,450	851,889
Thomson Reuters Corp.	2,453	112,544
UBS Group AG (a)	41,202	704,842

		4,757,081

Consumer Finance - 0.7%
Capital One Financial Corp.	7,473	632,664
Discover Financial Services	1,591	102,588
Hitachi Capital Corp.	7,400	176,108
OneMain Holdings, Inc. (a)	10,982	309,582
Synchrony Financial	25,834	802,146

		2,023,088

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B (a)	4,127	756,562
GRENKE AG	4,146	386,902
ORIX Corp.	10,900	175,972

		1,319,436

Insurance - 2.4%
Admiral Group PLC	14,769	359,884
AIA Group Ltd.	129,800	960,948
Allianz SE (REG)	1,880	422,223
Allstate Corp. (The)	8,598	790,242
American International Group, Inc.	17,683	1,085,560
Aviva PLC	19,640	135,554
First American Financial Corp.	11,689	584,099
FNF Group	16,512	783,660
Hartford Financial Services Group, Inc. (The)	2,784	154,317
Lincoln National Corp.	5,204	382,390
Loews Corp.	1,598	76,480
MetLife, Inc.	4,482	232,840
PICC Property & Casualty Co., Ltd. - Class H	68,000	120,625
Principal Financial Group, Inc.	1,371	88,210

Company	Shares	U.S. $ Value
Prudential Financial, Inc.	2,641	$280,791
Prudential PLC	33,890	811,005

		7,268,828

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	20,140	533,926

		29,487,948

Health Care - 7.7%
Biotechnology - 0.8%
Biogen, Inc. (a)	5,062	1,585,014
China Biologic Products Holdings, Inc. (a)(b)	1,190	109,801
Gilead Sciences, Inc.	8,239	667,524
Grifols SA (ADR) (b)	8,390	183,657

		2,545,996

Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	2,305	429,352
Danaher Corp.	5,269	451,975
Edwards Lifesciences Corp. (a)	16,715	1,827,117
Essilor International SA	6,500	805,594
Intuitive Surgical, Inc. (a)	1,954	2,043,649
Sartorius AG (Preference Shares)	1,296	124,013

		5,681,700

Health Care Providers & Services - 1.7%
Aetna, Inc.	4,027	640,333
Anthem, Inc.	1,305	247,794
Cigna Corp.	4,111	768,510
McKesson Corp.	4,750	729,648
Quest Diagnostics, Inc.	3,584	335,606
UnitedHealth Group, Inc.	11,971	2,344,520

		5,066,411

Health Care Technology - 0.3%
Cerner Corp. (a)	14,450	1,030,574

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	1,706	1,079,388
Mettler-Toledo International, Inc. (a)	669	418,901
Thermo Fisher Scientific, Inc.	1,098	207,742

		1,706,031

Pharmaceuticals - 2.4%
Allergan PLC	1,644	336,938
Bristol-Myers Squibb Co.	4,094	260,952
Johnson & Johnson	7,946	1,033,059
Mallinckrodt PLC (a)	14,204	530,803
Merck & Co., Inc.	6,294	403,005
Novartis AG (REG)	2,630	225,588
Novo Nordisk A/S - Class B	5,320	255,779
Pfizer, Inc.	7,360	262,752
Roche Holding AG	2,300	587,926
Sanofi	5,040	501,715
Shire PLC	10,300	524,618
Teva Pharmaceutical Industries Ltd.	1,680	29,894

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	30,549	$537,662
Zoetis, Inc.	30,000	1,912,800

		7,403,491

		23,434,203

Consumer Discretionary - 6.0%
Auto Components - 0.8%
Bridgestone Corp.	2,800	127,130
Cie Generale des Etablissements Michelin - Class B	1,010	147,361
Faurecia	4,075	282,789
Hankook Tire Co., Ltd.	1,660	87,416
Lear Corp.	3,221	557,491
Magna International, Inc. - Class A	16,200	864,756
Sumitomo Electric Industries Ltd.	9,500	155,306
Valeo SA	4,130	306,449

		2,528,698

Automobiles - 0.5%
General Motors Co.	6,743	272,282
Honda Motor Co., Ltd.	12,400	366,302
Peugeot SA	14,410	343,033
Toyota Motor Corp.	10,000	596,284

		1,577,901

Diversified Consumer Services - 0.0%
Tarena International, Inc. (ADR) (b)	4,100	59,655

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	2,091	135,016
Merlin Entertainments PLC (c)	20,239	120,786
Royal Caribbean Cruises Ltd.	863	102,300
Sodexo SA	2,771	345,435
Starbucks Corp.	12,680	681,043

		1,384,580

Household Durables - 0.1%
Nikon Corp.	300	5,203
Panasonic Corp.	28,100	407,786

		412,989

Internet & Direct Marketing Retail - 0.2%
Priceline Group, Inc. (The) (a)	280	512,629

Leisure Products - 0.1%
Amer Sports Oyj (a)	6,590	174,953

Media - 1.0%
Charter Communications, Inc. - Class A (a)	319	115,931
Comcast Corp. - Class A	44,154	1,699,046
CTS Eventim AG & Co. KGaA	5,568	243,268
I-CABLE Communications Ltd. (a)	20,494	686
Regal Entertainment Group - Class A	14,456	231,296
Twenty-First Century Fox, Inc. - Class A	4,838	127,627

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	4,468	$440,411

		2,858,265

Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	6,281	545,317
Target Corp.	3,136	185,055

		730,372

Specialty Retail - 1.7%
ABC-Mart, Inc.	7,400	390,887
Best Buy Co., Inc.	1,291	73,535
Home Depot, Inc. (The)	13,621	2,227,851
Michaels Cos., Inc. (The) (a)	20,754	445,589
TJX Cos., Inc. (The)	15,358	1,132,345
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,820	863,549

		5,133,756

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	3,330	293,830
Kering	450	179,265
NIKE, Inc. - Class B	31,212	1,618,342
Pandora A/S	2,184	215,937
Samsonite International SA	103,800	445,756

		2,753,130

		18,126,928

Consumer Staples - 5.1%
Beverages - 1.2%
Asahi Group Holdings Ltd.	2,500	101,097
Coca-Cola Bottlers Japan, Inc.	5,300	171,665
Constellation Brands, Inc. - Class A	4,600	917,470
Monster Beverage Corp. (a)	28,861	1,594,570
PepsiCo, Inc.	6,097	679,389
Pernod Ricard SA	1,610	222,718

		3,686,909

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	9,930	1,631,400
CVS Health Corp.	2,294	186,548
Sugi Holdings Co., Ltd.	2,800	149,047
Wal-Mart Stores, Inc.	7,088	553,856

		2,520,851

Food Products - 0.5%
Archer-Daniels-Midland Co.	4,072	173,101
BRF SA (a)	8,500	122,569
Orkla ASA	30,610	314,110
Tyson Foods, Inc. - Class A	8,297	584,524
WH Group Ltd. (c)	225,000	239,625

		1,433,929

Household Products - 0.7%
Colgate-Palmolive Co.	3,537	257,671
Henkel AG & Co. KGaA (Preference Shares)	2,430	331,069
Procter & Gamble Co. (The)	11,786	1,072,290

Company	Shares	U.S. $ Value
Reckitt Benckiser Group PLC	4,120	$376,436

		2,037,466

Personal Products - 0.4%
Unilever PLC	17,668	1,022,612

Tobacco - 1.5%
British American Tobacco PLC	24,319	1,522,460
British American Tobacco PLC (Sponsored ADR)	9,400	587,030
Imperial Brands PLC	4,060	173,284
Japan Tobacco, Inc.	32,500	1,065,056
Philip Morris International, Inc.	11,740	1,303,257

		4,651,087

		15,352,854

Industrials - 4.5%
Aerospace & Defense - 0.9%
Airbus SE	4,580	435,994
BAE Systems PLC	32,440	274,726
Hexcel Corp.	4,071	233,757
Raytheon Co.	5,248	979,172
Saab AB - Class B	3,600	182,985
Textron, Inc.	1,311	70,636
United Technologies Corp.	4,091	474,883

		2,652,153

Airlines - 0.4%
Japan Airlines Co., Ltd.	10,300	348,669
JetBlue Airways Corp. (a)	22,157	410,569
Qantas Airways Ltd.	79,944	366,169
United Continental Holdings, Inc. (a)	2,002	121,882

		1,247,289

Building Products - 0.4%
Allegion PLC	8,792	760,245
AO Smith Corp.	9,440	561,019

		1,321,264

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	10,755	119,289
Copart, Inc. (a)	19,941	685,372
IWG PLC	40,670	168,717

		973,378

Construction & Engineering - 0.1%
AECOM (a)	5,381	198,075
Quanta Services, Inc. (a)	5,685	212,448

		410,523

Electrical Equipment - 0.4%
Eaton Corp. PLC	10,095	775,195
Emerson Electric Co.	2,696	169,416
Philips Lighting NV (c)	3,290	132,791

Company	Shares	U.S. $ Value
TKH Group NV	2,160	$140,310

		1,217,712

Industrial Conglomerates - 0.5%
General Electric Co.	12,256	296,350
Roper Technologies, Inc.	4,465	1,086,781

		1,383,131

Machinery - 0.7%
Cummins, Inc.	2,636	442,927
FANUC Corp.	1,600	324,405
IDEX Corp.	1,910	232,008
IHI Corp.	8,200	285,841
Ingersoll-Rand PLC	1,198	106,826
Oshkosh Corp.	6,805	561,685
WABCO Holdings, Inc. (a)	1,700	251,600

		2,205,292

Professional Services - 0.2%
Teleperformance	2,899	432,497

Road & Rail - 0.3%
Norfolk Southern Corp.	602	79,609
Ryder System, Inc.	2,277	192,520
Union Pacific Corp.	4,830	560,135

		832,264

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (c)	37,400	203,379
Brenntag AG	8,430	469,937
United Rentals, Inc. (a)	2,533	351,428

		1,024,744

		13,700,247

Energy - 3.5%
Energy Equipment & Services - 0.2%
RPC, Inc. (b)	21,831	541,190

Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd.	19,975	668,963
Canadian Natural Resources Ltd. (Toronto)	5,860	196,265
Chevron Corp.	6,492	762,810
ConocoPhillips	3,545	177,427
Devon Energy Corp.	15,035	551,935
EOG Resources, Inc.	11,256	1,088,905
Exxon Mobil Corp.	14,684	1,203,794
Hess Corp.	10,872	509,788
HollyFrontier Corp.	5,962	214,453
JXTG Holdings, Inc.	74,500	384,138
LUKOIL PJSC (Sponsored ADR) (b)	1,180	62,579
Marathon Oil Corp.	4,332	58,742
Marathon Petroleum Corp.	14,575	817,366
Novatek PJSC (Sponsored GDR) (c)	1,040	122,195
QEP Resources, Inc. (a)	26,098	223,660
Royal Dutch Shell PLC - Class A	66,725	2,020,938
TOTAL SA	12,950	695,343

Company	Shares	U.S. $ Value
Valero Energy Corp.	2,806	$215,866
YPF SA (Sponsored ADR)	5,353	119,265

		10,094,432

		10,635,622

Materials - 2.3%
Chemicals - 1.2%
Air Water, Inc.	9,000	166,182
Arkema SA	2,536	311,172
CF Industries Holdings, Inc.	13,472	473,676
Eastman Chemical Co.	4,166	376,981
Ecolab, Inc.	7,170	922,134
Incitec Pivot Ltd.	65,980	186,929
Johnson Matthey PLC	7,028	322,270
Koninklijke DSM NV	1,848	151,288
LyondellBasell Industries NV - Class A	3,895	385,800
Mosaic Co. (The)	1,842	39,769
Nippon Shokubai Co., Ltd.	3,500	247,394

		3,583,595

Construction Materials - 0.3%
Anhui Conch Cement Co., Ltd. - Class H	52,000	208,714
Buzzi Unicem SpA	5,080	137,278
Fletcher Building Ltd.	25,910	149,753
Grupo Cementos de Chihuahua SAB de CV	39,050	199,882
HeidelbergCement AG	1,590	163,626

		859,253

Containers & Packaging - 0.0%
WestRock Co.	1,282	72,728

Metals & Mining - 0.7%
BHP Billiton PLC	25,850	456,149
BlueScope Steel Ltd.	16,001	138,225
Boliden AB	4,880	165,526
First Quantum Minerals Ltd.	12,750	143,160
Gerdau SA (Preference Shares)	40,300	140,477
Glencore PLC (a)	180,510	828,541
Newmont Mining Corp.	3,210	120,407
Sumitomo Metal Mining Co., Ltd.	5,500	177,063
Yamato Kogyo Co., Ltd.	6,700	181,609

		2,351,157

Paper & Forest Products - 0.1%
Mondi PLC	6,914	185,884

		7,052,617

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	20,559	805,296
BT Group PLC	134,660	512,178
China Unicom Hong Kong Ltd. (a)	122,000	170,565
Nippon Telegraph & Telephone Corp.	13,200	604,833
TDC A/S	32,900	192,944

		2,285,816

Company	Shares		U.S. $ Value
Wireless Telecommunication Services - 0.6%
SoftBank Group Corp.		11,500	$932,607
T-Mobile US, Inc. (a)		9,989	615,922
Vodafone Group PLC		129,953	363,893

			1,912,422

			4,198,238

Utilities - 1.3%
Electric Utilities - 0.9%
American Electric Power Co., Inc.		10,829	760,629
Edison International		7,026	542,196
EDP - Energias de Portugal SA		43,550	164,214
Enel SpA		32,841	197,844
Eversource Energy		1,154	69,748
PG&E Corp.		6,743	459,131
Portland General Electric Co.		11,183	510,392
Xcel Energy, Inc.		2,341	110,776

			2,814,930

Multi-Utilities - 0.4%
Ameren Corp.		1,182	68,367
CMS Energy Corp.		1,661	76,937
DTE Energy Co.		1,111	119,277
NiSource, Inc.		22,229	568,840
Public Service Enterprise Group, Inc.		3,500	161,875
WEC Energy Group, Inc.		1,887	118,466

			1,113,762

Water Utilities - 0.0%
Pennon Group PLC		13,390	142,969

			4,071,661

Transportation - 0.2%
Airport Services - 0.0%
Sydney Airport		29,160	162,845

Highways & Railtracks - 0.1%
Transurban Group		26,680	249,146

Railroads - 0.1%
East Japan Railway Co.		1,800	166,155

			578,146

Banks - 0.1%
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG		5,360	227,219

Total Common Stocks (cost $147,875,558)			193,447,061

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 8.0%
Agency Fixed Rate 30-Year - 7.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46	U.S.$	507	537,274

	Principal Amount (000)		U.S. $ Value
Series 2005
5.50%, 1/01/35	U.S.$	185	$206,382
Series 2007
5.50%, 7/01/35		19	21,104
Series 2017
4.00%, 7/01/44		399	422,698
Federal National Mortgage Association
3.00%, 5/01/45		1,220	1,225,686
3.50%, 10/01/47, TBA		6,470	6,669,660
4.00%, 10/25/47, TBA		3,180	3,347,695
4.00%, 12/01/40-10/01/43		1,260	1,336,196
4.50%, 10/01/33-4/01/47		4,536	4,872,920
5.00%, 12/01/39		103	113,217
Series 2004
5.50%, 2/01/34-11/01/34		69	76,734
Series 2007
5.50%, 1/01/37-8/01/37		258	288,086
Series 2008
5.50%, 8/01/37		118	131,927
Government National Mortgage Association
3.00%, 12/20/46		487	494,527
3.50%, 10/01/47, TBA		2,081	2,163,427

			21,907,533

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
2.50%, 12/01/31-1/01/32		1,576	1,588,571
Series 2016
2.50%, 11/01/31		765	770,910

			2,359,481

Total Mortgage Pass-Throughs (cost $24,205,379)			24,267,014

CORPORATES - INVESTMENT GRADE - 7.9%
Industrial - 4.2%
Basic - 0.5%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	205,018
Dow Chemical Co. (The)
4.125%, 11/15/21		165	175,191
Eastman Chemical Co.
3.80%, 3/15/25		84	86,508
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	131,019
Minsur SA
6.25%, 2/07/24 (c)		168	184,170
Mosaic Co. (The)
5.625%, 11/15/43		96	98,078
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	238,778
Vale Overseas Ltd.
6.875%, 11/21/36		145	166,003
Yamana Gold, Inc.
4.95%, 7/15/24		142	145,713

			1,430,478

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	160	$173,280
General Electric Co.
Series D
5.00%, 1/21/21 (d)		68	71,683

			244,963

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	176,545
Comcast Corp.
5.15%, 3/01/20		451	485,010
Cox Communications, Inc.
2.95%, 6/30/23 (c)		91	89,741
Time Warner Cable LLC
4.125%, 2/15/21		165	171,214
4.50%, 9/15/42		85	80,436

			1,002,946

Communications - Telecommunications - 0.9%
AT&T, Inc.
3.40%, 5/15/25		575	567,002
4.125%, 2/17/26		345	354,377
5.15%, 2/14/50		105	105,744
Rogers Communications, Inc.
4.00%, 6/06/22 CAD		46	38,981
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	225	228,105
Verizon Communications, Inc.
2.625%, 8/15/26		295	276,654
3.50%, 11/01/24		1,048	1,067,838

			2,638,701

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,018,642
General Motors Co.
3.50%, 10/02/18		130	132,100
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	41,813
4.30%, 7/13/25		50	51,614

			1,244,169

Consumer Non-Cyclical - 0.5%
Becton Dickinson and Co.
3.734%, 12/15/24		66	67,731
Biogen, Inc.
4.05%, 9/15/25		251	267,930
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	171,075
Mylan NV

	Principal Amount (000)		U.S. $ Value
3.125%, 11/22/28 (c)	EUR	165	$208,594
3.95%, 6/15/26	U.S.$	68	69,276
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		211	202,079
3.15%, 10/01/26		391	361,007
Tyson Foods, Inc.
2.65%, 8/15/19		64	64,756
3.95%, 8/15/24		206	217,130

			1,629,578

Energy - 0.8%
Cenovus Energy, Inc.
3.00%, 8/15/22		17	16,703
5.70%, 10/15/19		59	62,415
Ecopetrol SA
5.875%, 5/28/45		94	91,768
Encana Corp.
3.90%, 11/15/21		140	144,169
Enterprise Products Operating LLC
3.70%, 2/15/26		278	285,923
5.20%, 9/01/20		185	200,357
Hess Corp.
4.30%, 4/01/27		199	197,951
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	304,304
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		250	268,245
Marathon Petroleum Corp.
5.125%, 3/01/21		163	176,865
Noble Energy, Inc.
3.90%, 11/15/24		170	174,243
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	226,214
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		146	155,259
Williams Partners LP
4.125%, 11/15/20		155	162,344

			2,466,760

Services - 0.2%
Expedia, Inc.
3.80%, 2/15/28 (c)		185	183,317
S&P Global, Inc.
4.40%, 2/15/26		226	243,515
Total System Services, Inc.
3.75%, 6/01/23		45	46,511

			473,343

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	75,972
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		53	54,544
3.875%, 1/15/27 (c)		117	120,499

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (c)	U.S.$	50	$55,469
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		183	183,013
HP, Inc.
4.65%, 12/09/21		114	122,755
KLA-Tencor Corp.
4.65%, 11/01/24		225	244,102
Lam Research Corp.
2.80%, 6/15/21		71	71,819
Motorola Solutions, Inc.
7.50%, 5/15/25		33	40,042
Seagate HDD Cayman
4.75%, 1/01/25		127	123,701
VMware, Inc.
2.95%, 8/21/22		85	85,497
Western Digital Corp.
7.375%, 4/01/23 (c)		156	170,818

			1,348,231

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		200	205,429

			12,684,598

Financial Institutions - 3.6%
Banking - 3.3%
Banco Santander SA
3.50%, 4/11/22		200	204,946
Bank of America Corp.
2.881%, 4/24/23		265	266,238
3.824%, 1/20/28		270	277,341
Series G
3.593%, 7/21/28		210	212,087
Barclays PLC
3.65%, 3/16/25		270	270,562
BNP Paribas SA
3.80%, 1/10/24 (c)		215	223,748
Citigroup, Inc.
3.668%, 7/24/28		370	373,652
3.875%, 3/26/25		235	240,511
Compass Bank
2.875%, 6/29/22		265	263,686
5.50%, 4/01/20		314	331,352
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	337,389
Credit Agricole SA/London
4.125%, 1/10/27 (c)		250	261,430
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		385	398,340
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		208	206,276
3.75%, 5/22/25		186	191,355
5.75%, 1/24/22		335	375,438

	Principal Amount (000)		U.S. $ Value
Series D
6.00%, 6/15/20	U.S.$	217	$238,236
HSBC Holdings PLC
4.041%, 3/13/28		585	612,489
JPMorgan Chase & Co.
3.22%, 3/01/25		265	269,211
3.54%, 5/01/28		485	490,480
Lloyds Banking Group PLC
4.65%, 3/24/26		200	211,120
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		272	282,932
Morgan Stanley
3.591%, 7/22/28		445	446,985
5.625%, 9/23/19		168	179,353
Series G
5.50%, 7/24/20		189	205,422
Nationwide Building Society
4.00%, 9/14/26 (c)		290	289,150
PNC Bank NA
3.80%, 7/25/23		685	722,709
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		265	270,297
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	200	254,364
Santander UK Group Holdings PLC
2.875%, 8/05/21	U.S.$	226	227,187
Santander UK PLC
5.00%, 11/07/23 (c)		200	216,396
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		305	320,814
US Bancorp
Series J
5.30%, 4/15/27 (d)		116	126,461
Wells Fargo & Co.
3.069%, 1/24/23		212	215,559

			10,013,516

Insurance - 0.2%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		38	40,955
Lincoln National Corp.
8.75%, 7/01/19		31	34,442
MetLife, Inc.
10.75%, 8/01/39		70	117,046
XLIT Ltd.
3.25%, 6/29/47	EUR	165	191,513
6.375%, 11/15/24	U.S.$	157	184,423

			568,379

REITS - 0.1%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	10,223
Trust F/1401
5.25%, 1/30/26 (c)		200	212,501

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25	U.S.$	238	$247,884

			470,608

			11,052,503

Utility - 0.1%
Electric - 0.1%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		320	346,400
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	49,541

			395,941

Total Corporates - Investment Grade (cost $23,391,718)			24,133,042

GOVERNMENTS - TREASURIES - 4.8%
United States - 4.8%
U.S. Treasury Bonds
2.75%, 8/15/42		280	276,763
3.00%, 5/15/45		533	548,907
3.125%, 2/15/43-8/15/44		575	606,775
3.375%, 5/15/44		234	257,838
4.375%, 2/15/38		822	1,045,219
U.S. Treasury Notes
0.75%, 12/31/17		1,590	1,588,509
1.00%, 12/31/17		910	909,716
1.125%, 2/28/19		4,160	4,143,100
1.25%, 5/31/19		1,070	1,066,656
1.75%, 11/30/21		1,335	1,330,411
1.875%, 7/31/22		1,342	1,339,064
2.25%, 11/15/24		305	306,525
2.375%, 8/15/24		1,081	1,096,607

Total Governments - Treasuries (cost $14,507,329)			14,516,090

ASSET-BACKED SECURITIES - 3.3%
Autos - Fixed Rate - 1.9%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		454	454,054
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		136	135,969
Series 2017-3, Class A2A
1.69%, 12/18/20		130	129,887
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		84	84,385
Series 2015-2, Class A3
1.31%, 8/15/19		32	32,392

	Principal Amount (000)		U.S. $ Value
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.91%, 3/16/20 (c)	U.S.$	107	$107,022
CPS Auto Receivables Trust Series 2013-B, Class A
1.82%, 9/15/20 (c)		41	40,955
CPS Auto Trust Series 2017-A, Class A
1.68%, 8/17/20 (c)		88	87,972
Drive Auto Receivables Trust Series 2016-CA, Class A3
1.67%, 11/15/19 (c)		149	148,952
Series 2017-AA, Class A3
1.77%, 1/15/20 (c)		235	234,853
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)		215	215,065
DT Auto Owner Trust Series 2017-3A, Class A
1.73%, 8/17/20 (c)		122	121,472
Enterprise Fleet Financing LLC Series 2014-2, Class A2
1.05%, 3/20/20 (c)		4	3,893
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		66	65,795
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		140	148,209
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		54	53,881
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		139	139,418
Fifth Third Auto Trust Series 2014-3, Class A4
1.47%, 5/17/21		268	267,910
First Investors Auto Owner Trust Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		96	95,826
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19(c)		104	103,967
Series 2016-4, Class A2
1.96%, 2/16/21(c)		110	109,686
Series 2016-4, Class D
3.89%, 11/15/22(c)		100	101,041
Series 2017-2, Class A
1.85%, 7/15/21(c)		184	183,548
Series 2017-3, Class A
1.88%, 10/15/21(c)		175	175,066
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1
1.98%, 1/15/22		322	321,890
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.68%, 12/20/18		255	255,127

	Principal Amount (000)		U.S. $ Value
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)	U.S.$	221	$221,333
Series 2016-1, Class A1
1.96%, 5/17/21 (c)		280	280,527
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		75	75,128
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		215	215,127
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		180	179,387
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		265	262,741
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		192	191,077
Series 2016-1A, Class A
2.32%, 3/25/20(c)		145	144,839
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		70	69,802
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		82	81,668
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		123	122,928
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		61	60,517

			5,723,309

Other ABS - Fixed Rate - 0.7%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		24	24,290
CLUB Credit Trust Series 2017-P1, Class A
2.42%, 9/15/23 (c)(e)		320	319,990
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		205	205,269
Series 2015-A, Class A4
1.85%, 4/15/21		227	226,941
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(e)		35	35,489
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(e)		96	96,583
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(e)		129	129,489

	Principal Amount (000)		U.S. $ Value
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(e)	U.S.$	100	$100,243
SBA Tower Trust
3.156%, 10/08/20 (c)(e)		251	252,851
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(e)		77	77,532
Series 2016-3, Class A
3.05%, 12/26/25 (c)(e)		108	109,127
Series 2017-2, Class A
3.28%, 2/25/26 (c)(e)		130	132,188
Series 2017-3, Class A
2.77%, 5/25/26 (c)(e)		137	138,009
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(e)		180	179,404

			2,027,405

Credit Cards - Fixed Rate - 0.3%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	329,297
Series 2015-2, Class A
1.56%, 3/15/21		214	214,078
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		246	246,074
Series 2017-B, Class A
1.98%, 6/15/23		205	204,842

			994,291

Autos - Floating Rate - 0.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.734% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(f)		378	379,277
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.736% (LIBOR 1 Month + 0.50%), 1/20/20 (f)		384	384,614

			763,891

Credit Cards - Floating Rate - 0.2%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.584% (LIBOR 1 Month + 0.35%), 8/17/20 (f)		240	240,236

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.714% (LIBOR 1 Month + 0.48%), 2/15/22 (f)	U.S.$	256	$256,443

			496,679

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)		53	53,245

Total Asset-Backed Securities (cost $10,026,609)			10,058,820

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Fixed Rate CMBS - 2.1%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (e)		146	146,048
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	338,441
CFCRE Commercial Mortgage Trust Series
2016-C4, Class A4
3.283%, 5/10/58		115	116,047
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	509,455
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.036%, 9/10/45 (c)(e)		169	150,554
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	247,972
Series 2015-GC35, Class A4
3.818%, 11/10/48		100	105,122
Series 2016-GC36, Class A5
3.616%, 2/10/49		125	129,719
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.267%, 12/10/49 (e)		183	183,246
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		150	147,482
Series 2015-CR24, Class A5
3.696%, 8/10/48		135	140,709
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		214	223,129
Series 2015-C4, Class A4
3.808%, 11/15/48		370	387,636
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		438	442,671

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)	U.S.$	276	$274,472
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		105	104,758
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)		70	69,770
Series 2007-CB19, Class AM
5.99%, 2/12/49 (e)		16	15,667
Series 2012-C6, Class E
5.307%, 5/15/45 (c)(e)		119	105,849
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A5
3.822%, 7/15/48		125	131,562
Series 2015-C31, Class A3
3.801%, 8/15/48		355	373,260
Series 2015-C32, Class C
4.818%, 11/15/48 (e)		195	192,482
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		75	59,756
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		101	100,946
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		228	228,637
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		161	158,976
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)		112	111,914
Series 2016-UB12, Class A4
3.596%, 12/15/49		195	202,774
UBS-Barclays Commercial Mort gage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		168	169,972
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.619%, 9/15/48 (e)		197	191,865
Series 2016-NXS6, Class C
4.454%, 11/15/49 (e)		180	183,925
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		260	269,244
Series 2014-C20, Class A2
3.036%, 5/15/47		206	209,279

			6,423,339

Non-Agency Floating Rate CMBS - 0.5%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A

	Principal Amount (000)		U.S. $ Value
3.134% (LIBOR 1 Month + 1.90%), 11/15/21(c)(f)	U.S.$	112	$112,400
Series 2016-IMC, Class C
5.184% (LIBOR 1 Month + 3.95%), 11/15/21(c)(e)(f)		113	113,442
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.827% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)(f)		110	110,618
Great Wolf Trust
Series 2017-WOLF, Class A
2.09% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(f)		189	188,999
H/2 Asset Funding NRE
Series 2015-1A
2.888% (LIBOR 1 Month + 0.92%), 6/24/49 (e)(f)(g)		133	132,785
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2015-SGP, Class A
2.927% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(f)		268	268,614
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.104% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(f)		105	105,200
Series 2015-XLF2, Class SNMA
3.184% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(f)		119	118,231
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.454% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(f)		378	377,914

			1,528,203

Total Commercial Mortgage-Backed Securities (cost $8,022,937)			7,951,542

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Risk Share Floating Rate - 1.2%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.737% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(g)		170	175,108
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
5.237% (LIBOR 1 Month + 4.00%), 8/25/24 (f)		323	344,715
Series 2014-DN4, Class M3
5.787% (LIBOR 1 Month + 4.55%), 10/25/24 (f)		234	253,635
Series 2014-HQ3, Class M3
5.987% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		250	275,449

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA1, Class M3
6.787% (LIBOR 1 Month + 5.55%), 7/25/28 (f)	U.S.	$ 250	$293,260
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.437% (LIBOR 1 Month + 1.20%), 7/25/24 (f)		7	7,032
Series 2014-C04, Class 1M2
6.137% (LIBOR 1 Month + 4.90%), 11/25/24 (f)		172	194,648
Series 2014-C04, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 11/25/24 (f)		63	70,583
Series 2015-C01, Class 1M2
5.537% (LIBOR 1 Month + 4.30%), 2/25/25 (f)		126	134,746
Series 2015-C01, Class 2M2
5.787% (LIBOR 1 Month + 4.55%), 2/25/25 (f)		121	129,372
Series 2015-C02, Class 1M2
5.237% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		168	178,613
Series 2015-C02, Class 2M2
5.237% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		159	167,572
Series 2015-C03, Class 1M2
6.237% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		82	90,506
Series 2015-C03, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		236	257,878
Series 2015-C04, Class 1M2
6.937% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		74	83,337
Series 2015-C04, Class 2M2
6.787% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		117	129,324
Series 2016-C01, Class 1M2
7.987% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		204	241,124
Series 2016-C01, Class 2M2
8.187% (LIBOR 1 Month + 6.95%), 8/25/28 (f)		159	187,983
Series 2016-C03, Class 2M2
7.137% (LIBOR 1 Month + 5.90%), 10/25/28 (f)		145	165,978
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.487% (LIBOR 1 Month + 4.25%), 11/25/24 (f)(g)		34	36,527
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.487% (LIBOR 1 Month + 5.25%), 11/25/25 (f)(g)	U.S.	$ 144	$156,105
Series 2015-WF1, Class 2M2
6.737% (LIBOR 1 Month + 5.50%), 11/25/25 (f)(g)		41	46,170

			3,619,665

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		33	31,056
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		74	66,803
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		54	52,503
Series 2006-24CB, Class A16
5.75%, 6/25/36		136	114,548
Series 2006-28CB, Class A14
6.25%, 10/25/36		95	79,685
Series 2006-J1, Class 1A13
5.50%, 2/25/36		79	71,520
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		44	40,232
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.189%, 5/25/35		15	14,879
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		68	56,754
Series 2006-13, Class 1A19
6.25%, 9/25/36		40	34,565
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		141	117,322
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		133	114,788
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		61	54,278
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		202	179,630
Series 2010-9, Class 7A6
6.00%, 5/26/37 (c)		177	144,787
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		38	37,774

			1,211,124

Agency Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs

	Principal Amount (000)		U.S. $ Value
Series 4416, Class BS
4.866% (6.10% - LIBOR 1 Month), 12/15/44 (f)(h)	U.S.$	802	$152,104
Series 4693, Class SL
4.916% (6.15% - LIBOR 1 Month), 6/15/47 (f)(h)		688	151,510
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.303% (6.54% - LIBOR 1 Month), 12/25/41 (f)(h)		369	78,964
Series 2012-70, Class SA
5.313% (6.55% - LIBOR 1 Month), 7/25/42 (f)(h)		672	147,207
Series 2016-106, Class ES
4.763% (6.00% - LIBOR 1 Month), 1/25/47 (f)(h)		745	153,122
Series 2017-16, Class SG
4.813% (6.05% - LIBOR 1 Month), 3/25/47 (f)(h)		716	147,510
Series 2017-81, Class SA
4.977% (6.20% - LIBOR 1 Month), 10/25/47 (e)(f)(h)		700	160,781
Government National Mortgage Association
Series 2017-65, Class ST
4.914% (6.15% - LIBOR 1 Month), 4/20/47 (f)(h)		706	152,382

			1,143,580

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.427% (LIBOR 1 Month + 0.19%), 12/25/36 (f)		306	196,469
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.487% (LIBOR 1 Month + 0.25%), 3/25/35 (f)		114	103,211

			299,680

Total Collateralized Mortgage Obligations (cost $6,001,997)			6,274,049

INFLATION-LINKED SECURITIES - 2.0%
Japan - 0.3%
Japanese Government CPI Linked Bond
Series 2022 0.10%, 3/10/27	JPY	110,866	1,029,610

United States - 1.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	2,250	2,258,793
0.25%, 1/15/25 (TIPS)		1,153	1,142,021

	Principal Amount (000)		U.S. $ Value
0.375%, 7/15/25(TIPS)	U.S.$	1,621	$1,620,855

			5,021,669

Total Inflation-Linked Securities (cost $6,113,540)			6,051,279

CORPORATES - NON-INVESTMENT GRADE - 1.2%
Industrial - 0.8%
Basic - 0.1%
NOVA Chemicals Corp. 5
.25%, 8/01/23 (c)		125	128,891
SPCM SA
4.875%, 9/15/25 (c)		200	206,722

			335,613

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		45	49,716
SFR Group SA
5.375%, 5/15/22 (c)	EUR	195	240,692

			290,408

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	75	77,652
Sprint Capital Corp.
6.90%, 5/01/19		370	394,435

			472,087

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		170	176,089
Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (c)		200	220,780
KB Home 4.75%, 5/15/19		107	110,516

			331,296

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		135	118,223
Energy - 0.1%
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)		102	104,308
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	82,834
Nabors Industries, Inc.
5.50%, 1/15/23		212	210,660

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
6.50%, 1/01/23	U.S.$	14	$14,105

			411,907

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		94	94,053

			2,229,676

Financial Institutions - 0.4%
Banking - 0.3%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		79	89,253
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		44	53,231
Intesa Sanpaolo SpA
Series E
3.928%, 9/15/26 (c)	EUR	190	241,958
Royal Bank of Scotland Group PLC
2.001%, 12/31/17(c)(d)		100	113,983
8.625%, 8/15/21(d)	U.S.$	200	222,008
Series U
3.655%, 9/30/27(d)		200	191,570
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(f)		200	172,262

			1,084,265

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		170	182,220

			1,266,485

Total Corporates - Non-Investment Grade (cost $3,465,827)			3,496,161

EMERGING MARKETS - TREASURIES - 0.2%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $523,827)	BRL	2,150	693,475

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)	U.S.$	265	263,781

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	226	$233,029
6.50%, 3/13/27 (c)		100	110,823

			343,852

Total Quasi-Sovereigns (cost $593,269)			607,633

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
California - 0.2%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,329)		345	528,657

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		217	79,205

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		200	202,175

Energy - 0.0%
Petrobras Global Finance BV
6.125%, 1/17/22		123	132,047

Total Emerging Markets - Corporate Bonds (cost $538,329)			413,427

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
4.125%, 1/21/26 (cost $209,333)		200	210,700

	Shares
RIGHTS - 0.0%
Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Logistics Trust, expiring 10/04/17 (a)(e ) (cost $0)		24,790	1,736

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.0%
Agency Discount Note - 3.5%
Federal Home Loan Bank Discount Notes
Zero Coupon, 10/25/17-1/24/18 (cost $10,771,941)	U.S.$	10,795	10,771,941

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 2.3%
Japan - 2.3%
Japan Treasury Discount Bill
Series 687
Zero Coupon, 12/11/17 (cost $7,129,248)	JPY	796,000	$7,075,568

Time Deposit - 1.2%
State Street Time Deposit
0.12%, 10/02/17 (cost $3,705,048)	U.S.	$3,705	3,705,048

Total Short-Term Investments (cost $21,606,237)			21,552,557

Total Investments Before Security Lending Collateral for Securities Loaned - 103.4% (cost $267,432,218)			314,203,243

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.83% (i) (j) (k) (cost $873,566)		873,566	873,566
Total Investments - 103.7% (cost $268,305,784) (l)			315,076,809
Other assets less liabilities - (3.7)% (m)			(11,170,647)

Net Assets - 100.0%			$303,906,162

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)	Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	5	December 2017 USD	1,000	$1,081,647	$1,078,516	$(3,131)
U.S. T-Note 5 Yr (CBT) Futures	82	December 2017 USD	8,200	9,680,679	9,635,000	(45,679)
U.S. T-Note 10 Yr (CBT) Futures	20	December 2017 USD	2,000	2,532,839	2,506,250	(26,589)
U.S. Ultra Bond (CBT) Futures	49	December 2017 USD	4,900	8,182,719	8,091,125	(91,594)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	8	December 2017 JPY	80,000	1,073,934	1,069,131	4,803
Euro-BOBL Futures	34	December 2017 EUR	3,400	5,294,249	5,271,418	22,831

						$(139,359)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	925,000	USD	8,308	10/26/17	$79,399
Barclays Bank PLC	KRW	716,880	USD	637	11/15/17	10,763
Barclays Bank PLC	EUR	464	USD	557	12/18/17	5,912
BNP Paribas SA	CNY	745	USD	109	11/15/17	(2,868)
Citibank, NA	BRL	809	USD	255	10/03/17	(77)
Citibank, NA	USD	255	BRL	809	10/03/17	69
Citibank, NA	CAD	1,190	USD	940	11/15/17	(14,091)
Citibank, NA	CNY	6,977	USD	1,034	11/15/17	(12,920)
Citibank, NA	KRW	69,801	USD	63	11/15/17	1,640
Citibank, NA	USD	1,770	AUD	2,237	11/15/17	(16,323)
Citibank, NA	USD	716	JPY	78,749	11/15/17	(15,174)
Citibank, NA	USD	62	KRW	70,189	11/15/17	(813)
Citibank, NA	USD	64	RUB	3,700	11/22/17	(480)
Credit Suisse International	BRL	2,117	USD	665	10/03/17	(3,674)
Credit Suisse International	USD	668	BRL	2,117	10/03/17	179
Goldman Sachs Bank USA	BRL	350	USD	112	10/03/17	1,322
Goldman Sachs Bank USA	USD	110	BRL	350	10/03/17	30
Standard Chartered Bank	BRL	3,276	USD	1,034	10/03/17	(277)
Standard Chartered Bank	USD	1,027	BRL	3,276	10/03/17	7,732
Standard Chartered Bank	BRL	3,276	USD	1,023	11/03/17	(7,426)
Standard Chartered Bank	GBP	1,291	USD	1,685	11/15/17	(47,675)
Standard Chartered Bank	HKD	3,932	USD	504	11/15/17	(114)
Standard Chartered Bank	USD	649	GBP	497	11/15/17	18,354
Standard Chartered Bank	USD	717	SEK	5,790	11/15/17	(4,122)
State Street Bank & Trust Co.	EUR	179	USD	213	10/04/17	1,376
State Street Bank & Trust Co.	EUR	1,171	USD	1,347	10/04/17	(37,850)
State Street Bank & Trust Co.	USD	280	EUR	236	10/04/17	(228)
State Street Bank & Trust Co.	AUD	285	USD	225	11/15/17	1,986
State Street Bank & Trust Co.	CAD	85	USD	68	11/15/17	98
State Street Bank & Trust Co.	CAD	634	USD	501	11/15/17	(7,311)
State Street Bank & Trust Co.	CHF	329	USD	345	11/15/17	3,845
State Street Bank & Trust Co.	CHF	443	USD	458	11/15/17	(534)
State Street Bank & Trust Co.	EUR	594	USD	706	11/15/17	1,940
State Street Bank & Trust Co.	GBP	151	USD	196	11/15/17	(6,346)
State Street Bank & Trust Co.	HKD	2,245	USD	288	11/15/17	704
State Street Bank & Trust Co.	HKD	1,384	USD	177	11/15/17	(37)
State Street Bank & Trust Co.	ILS	223	USD	64	11/15/17	428
State Street Bank & Trust Co.	ILS	736	USD	205	11/15/17	(3,527)
State Street Bank & Trust Co.	JPY	81,329	USD	744	11/15/17	19,699
State Street Bank & Trust Co.	NOK	3,262	USD	414	11/15/17	3,637
State Street Bank & Trust Co.	USD	148	AUD	189	11/15/17	565
State Street Bank & Trust Co.	USD	517	AUD	650	11/15/17	(7,416)
State Street Bank & Trust Co.	USD	1,307	CHF	1,264	11/15/17	1,544
State Street Bank & Trust Co.	USD	594	EUR	515	11/15/17	15,791

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	612	EUR	513	11/15/17	$(4,149)
State Street Bank & Trust Co.	USD	922	GBP	705	11/15/17	23,598
State Street Bank & Trust Co.	USD	172	HKD	1,345	11/15/17	119
State Street Bank & Trust Co.	USD	101	HKD	790	11/15/17	(123)
State Street Bank & Trust Co.	USD	100	HUF	26,164	11/15/17	(930)
State Street Bank & Trust Co.	USD	142	ILS	510	11/15/17	2,439
State Street Bank & Trust Co.	USD	128	JPY	14,376	11/15/17	372
State Street Bank & Trust Co.	USD	261	NOK	2,052	11/15/17	(3,170)
State Street Bank & Trust Co.	USD	110	SEK	896	11/15/17	262
State Street Bank & Trust Co.	USD	638	SEK	5,141	11/15/17	(5,168)
State Street Bank & Trust Co.	USD	64	TRY	231	11/15/17	371
State Street Bank & Trust Co.	USD	64	ZAR	858	11/15/17	(1,068)
State Street Bank & Trust Co.	EUR	138	USD	164	12/18/17	32
State Street Bank & Trust Co.	JPY	29,862	USD	268	12/18/17	1,903
State Street Bank & Trust Co.	MXN	4,675	USD	258	12/18/17	4,448
State Street Bank & Trust Co.	NOK	1,228	USD	158	12/18/17	3,853
State Street Bank & Trust Co.	NZD	120	USD	86	12/18/17	(148)
State Street Bank & Trust Co.	USD	155	AUD	195	12/18/17	(2,437)
State Street Bank & Trust Co.	USD	360	EUR	299	12/18/17	(4,996)
State Street Bank & Trust Co.	USD	368	GBP	281	12/18/17	9,535
State Street Bank & Trust Co.	USD	79	NOK	617	12/18/17	(1,596)
State Street Bank & Trust Co.	USD	459	SEK	3,657	12/18/17	(8,250)
State Street Bank & Trust Co.	USD	62	SGD	84	12/18/17	(198)
UBS AG	JPY	57,914	USD	521	11/15/17	4,909

						$7,338

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index	(5.00)%	Quarterly	3.26%	USD	150	$(11,945)	$(11,202)	$(743)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
MXN	4,254	6/22/20	4 Week TIIE	6.770%	Monthly/ Monthly	$(778)
SEK	9,070	3/31/22	3 Month STIBOR	0.341%	Quarterly/ Annual	2,845
NZD	1,865	3/31/22	3 Month BKBM	2.936%	Quarterly/ Semi-Annual	28,000
USD	430	6/09/25	3 Month LIBOR	2.488%	Semi-Annual/ Quarterly	(12,151)
USD	1,560	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/ Quarterly	(15,501)
USD	142	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/ Quarterly	8,514
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	13,080
USD	370	12/21/26	3 Month LIBOR	2.497%	Quarterly/ Semi-Annual	9,444
USD	185	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,323)
MXN	1,550	6/14/27	7.090%	4 Week TIIE	Monthly/ Monthly	(122)
JPY	306,510	8/29/27	0.241%	6 Month LIBOR	Semi-Annual/ Semi-Annual	3,217

						$35,225

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc.,
7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.36%	USD	172	$(13,703)	$(3,625)	$(10,078)
Sprint Communications, Inc.,
7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.36	USD	198	(15,775)	(4,327)	(11,448)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.52	USD	17	$24	$219	$(195)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	5	7	47	(40)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	620	870	7,926	(7,056)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	233	327	2,498	(2,171)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	207	290	2,853	(2,563)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	775	1,087	8,380	(7,293)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	51	71	494	(423)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	226	317	3,089	(2,772)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	55	(8,325)	(7,851)	(474)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	60	(9,061)	(8,366)	(695)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	210	(31,171)	(27,322)	(3,849)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	48	(7,249)	(3,489)	(3,760)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	165	(24,918)	(11,222)	(13,696)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	35	(5,286)	(4,485)	(801)
Deutsche Bank AG

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.75	USD	8	$(1,188)	$(986)	$(202)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	9	(1,336)	(543)	(793)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	48	(7,133)	(6,359)	(774)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	52	(7,719)	(6,251)	(1,468)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	53	(8,004)	(6,373)	(1,631)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	79	(11,726)	(8,947)	(2,779)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	156	(23,156)	(13,490)	(9,666)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	232	(34,437)	(17,094)	(17,343)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	4	(604)	(377)	(227)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	8	(1,208)	(831)	(377)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	8	(1,208)	(768)	(440)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	15	(2,265)	(1,702)	(563)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	78	(11,779)	(11,160)	(619)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	53	(7,867)	(5,936)	(1,931)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	172	(26,046)	(23,973)	(2,073)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	47	(7,098)	(4,270)	(2,828)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.75	USD 64	$(9,665)	$(4,461)	$(5,204)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD 170	(25,673)	(13,663)	(12,010)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD 230	(34,734)	(19,250)	(15,484)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD 272	(41,077)	(13,985)	(27,092)

					$(376,418)	$(205,600)	$(170,818)

*	Termination date
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $18,840,497 or 6.2% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating Rate Security. Stated interest/floor rate was in effect at September 30, 2017.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of September 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.737%, 4/25/26	4/29/16	$170,300	$175,108	0.06%
H/2 Asset Funding NRE Series 2015-1A
2.888%, 6/24/49	6/19/15	132,785	132,785	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.487%, 11/25/24	11/06/15	33,108	36,527	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.487%, 11/25/25	9/28/15	143,805	156,105	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.737%, 11/25/25	9/28/15	40,583	46,170	0.02%

(h)	Inverse interest only security.
(i)	Affiliated investments.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,908,850 and gross unrealized depreciation of investments was $(4,406,183), resulting in net unrealized appreciation of $46,502,667.
(m)	An amount of U.S. $311,763 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2017.

Currency Abbreviations:

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
ILS	- Israeli Shekel
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

Glossary:

ABS	- Asset-Backed Securities
ADR	- American Depositary Receipt
BKBM	- Bank Bill Benchmark (New Zealand)
BOBL	- Bundesobligationen
CBT	- Chicago Board of Trade
CDX-CMBX.NA	- North American Commercial Mortgage-Backed Index
CDX-NAHY	- North American High Yield Credit Default Swap Index
CMBS	- Commercial Mortgage-Backed Securities
CPI	- Consumer Price Index
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rates
PJSC	- Public Joint Stock Company
REG	- Registered Shares
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
STIBOR	- Stockholm Interbank Offered Rate
TBA	- To Be Announced
TIIE	- Banco de México Equilibrium Interbank Interest Rate
TIPS	- Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

September 30, 2017 (unaudited)

68.0%	United States
4.9%	Japan
4.7%	United Kingdom
2.8%	France
1.4%	Germany
1.4%	Canada
1.4%	Hong Kong
1.1%	Switzerland
1.0%	Australia
0.7%	Netherlands
0.6%	Brazil
0.5%	Spain
0.5%	Israel
4.1%	Other
6.9%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Austria, Bermuda, Chile, China, Colombia, Denmark, Finland, India, Ireland, Italy, Mexico, Namibia, New Zealand, Norway, Peru, Portugal, Russia, Singapore, South Africa, South Korea, Sweden, Taiwan and Turkey.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$31,227,545	$5,414,136	$	– 0	–	$36,641,681
Real Estate	20,255,492	9,684,205		– 0	–	29,939,697
Financials	19,120,502	10,367,446		– 0	–	29,487,948
Health Care	19,299,688	4,134,515		– 0	–	23,434,203
Consumer Discretionary	12,891,066	5,235,862		– 0	–	18,126,928
Consumer Staples	9,663,675	5,689,179		– 0	–	15,352,854
Industrials	9,947,329	3,752,918		– 0	–	13,700,247

Investments in Securities:	Level 1		Level 2		Level 3		Total
Energy	7,375,459		3,260,163		– 0	–	10,635,622
Materials	2,875,014		4,177,603		– 0	–	7,052,617
Telecommunication Services	1,421,218		2,777,020		– 0	–	4,198,238
Utilities	3,566,634		505,027		– 0	–	4,071,661
Transportation	– 0	–	578,146		– 0	–	578,146
Banks	– 0	–	227,219		– 0	–	227,219
Mortgage Pass - Throughs	– 0	–	24,267,014		– 0	–	24,267,014
Corporates - Investment Grade	– 0	–	24,133,042		– 0	–	24,133,042
Governments - Treasuries	– 0	–	14,516,090		– 0	– (a)	14,516,090
Asset - Backed Securities	– 0	–	8,434,670		1,624,150		10,058,820
Commercial Mortgage - Backed Securities	– 0	–	6,183,621		1,767,921		7,951,542
Collateralized Mortgage Obligations	– 0	–	6,113,268		160,781		6,274,049
Inflation - Linked Securities	– 0	–	6,051,279		– 0	–	6,051,279
Corporates - Non - Investment Grade	– 0	–	3,496,161		– 0	–	3,496,161
Emerging Markets - Treasuries	– 0	–	693,475		– 0	–	693,475
Quasi - Sovereigns	– 0	–	607,633		– 0	–	607,633
Local Governments - US Municipal Bonds	– 0	–	528,657		– 0	–	528,657
Emerging Markets - Corporate Bonds	– 0	–	413,427		– 0	–	413,427
Governments - Sovereign Bonds	– 0	–	210,700		– 0	–	210,700
Rights	– 0	–	– 0	–	1,736		1,736
Short - Term Investments:
Agency Discount Notes	– 0	–	10,771,941		– 0	–	10,771,941
Governments - Treasuries	– 0	–	7,075,568		– 0	– (a)	7,075,568
Time Deposits	– 0	–	3,705,048		– 0	–	3,705,048
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	873,566		– 0	–	– 0	–	873,566

Total Investments in Securities	138,517,188		173,005,033		3,554,588		315,076,809
Other Financial Instruments (b):
Assets:
Futures	27,634		– 0	–	– 0	–	27,634
Forward Currency Exchange Contracts	– 0	–	228,854		– 0	–	228,854
Centrally Cleared Interest Rate Swaps	– 0	–	65,100		– 0	–	65,100
Credit Default Swaps	– 0	–	2,993		– 0	–	2,993
Liabilities:
Futures	(166,993)		– 0	–	– 0	–	(166,993)
Forward Currency Exchange Contracts	– 0	–	(221,516)		– 0	–	(221,516)
Centrally Cleared Credit Default Swaps	– 0	–	(11,945)		– 0	–	(11,945)
Centrally Cleared Interest Rate Swaps	– 0	–	(29,875)		– 0	–	(29,875)
Credit Default Swaps	– 0	–	(379,411)		– 0	–	(379,411)

Total (c)	$138,377,829		$172,659,233		$3,554,588		$314,591,650

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 12/31/16	$828,021	$–0	–	$4,024,522
Accrued discounts/(premiums)	392	– 0	–	(2,405)

Realized gain (loss)	5,209			– 0	–	(172,767)
Change in unrealized appreciation/depreciation	4,286			– 0	–	143,739
Purchases/Payups	1,219,684			160,781		– 0	–
Sales/Paydowns	(433,443)			– 0	–	(2,225,167)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/17	$1,624,149			$160,781		$1,767,922

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$4,848		$	– 0	–	$95,835

	Common Stocks			Rights			Total
Balance as of 12/31/16		$9,230		$	– 0	–	4,861,773
Accrued discounts/(premiums)		– 0	–		– 0	–	(2,013)
Realized gain (loss)		(36,058)			– 0	–	(203,616)
Change in unrealized appreciation/depreciation		150,967			1,736		300,728
Purchases/Payups		– 0	–		– 0	–	1,380,465
Sales/Paydowns		(124,139)			– 0	–	(2,782,749)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 9/30/17	$	– 0	–		$1,736		$3,554,588

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$	– 0	–		$1,736		$102,419

As of September 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$655	$14,174	$13,955	$874	$4

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 51.9%
Financials - 9.4%
Banks - 5.0%
Aozora Bank Ltd.	2,000	$76,147
Australia & New Zealand Banking Group Ltd.	31,095	724,314
Banco Bilbao Vizcaya Argentaria SA	73,153	654,017
Banco de Sabadell SA	50,635	105,855
Banco Santander SA	171,172	1,197,322
Bank Hapoalim BM	14,749	103,208
Bank Leumi Le-Israel BM	12,645	67,202
Bank of America Corp.	71,245	1,805,348
Bank of East Asia Ltd. (The)	21,000	91,026
Bank of Ireland Group PLC (a)	11,605	95,052
Bank of Kyoto Ltd. (The)	400	20,360
Bank of Queensland Ltd.	7,933	80,956
Bankia SA	5,319	25,679
Bankinter SA	7,353	69,641
Barclays PLC	180,209	467,279
BB&T Corp.	5,650	265,211
Bendigo & Adelaide Bank Ltd.	4,177	38,137
BNP Paribas SA	13,908	1,122,038
BOC Hong Kong Holdings Ltd.	39,500	192,404
CaixaBank SA	42,465	213,153
Chiba Bank Ltd. (The)	11,000	78,777
Citigroup, Inc.	20,279	1,475,094
Citizens Financial Group, Inc.	3,619	137,052
Comerica, Inc.	1,200	91,512
Commerzbank AG (a)	15,814	215,663
Commonwealth Bank of Australia	18,280	1,082,417
Concordia Financial Group Ltd.	11,221	55,499
Credit Agricole SA	14,327	260,810
Danske Bank A/S	7,940	318,184
DBS Group Holdings Ltd.	17,000	261,699
DNB ASA	9,303	187,828
Erste Group Bank AG (a)	3,207	138,559
Fifth Third Bancorp	5,340	149,413
Fukuoka Financial Group, Inc.	9,000	41,631
Hang Seng Bank Ltd.	8,100	198,026
Hiroshima Bank Ltd. (The)	2,500	20,270
HSBC Holdings PLC	217,206	2,147,261
Huntington Bancshares, Inc./OH	7,565	105,607
ING Groep NV	36,740	677,205
Intesa Sanpaolo SpA	120,775	427,581
Japan Post Bank Co., Ltd.	3,855	47,642
JPMorgan Chase & Co.	25,215	2,408,285
KBC Group NV	3,064	259,949
KeyCorp	7,525	141,620
Kyushu Financial Group, Inc.	3,564	21,941
Lloyds Banking Group PLC	769,079	698,906
M&T Bank Corp.	1,115	179,560
Mebuki Financial Group, Inc.	16,800	65,002
Mediobanca SpA	12,965	139,327
Mitsubishi UFJ Financial Group, Inc.	135,900	883,599
Mizrahi Tefahot Bank Ltd.	1,057	18,957
Mizuho Financial Group, Inc.	253,500	444,395
National Australia Bank Ltd.	28,193	698,986
Nordea Bank AB	28,914	392,571
Oversea-Chinese Banking Corp., Ltd.	29,000	239,141
People’s United Financial, Inc.	2,165	39,273
PNC Financial Services Group, Inc. (The)	3,430	462,261

Company	Shares	U.S. $ Value
Raiffeisen Bank International AG (a)	1,307	$43,807
Regions Financial Corp.	8,725	132,882
Resona Holdings, Inc.	21,000	107,969
Royal Bank of Scotland Group PLC (a)	47,824	172,157
Seven Bank Ltd.	16,218	58,607
Shinsei Bank Ltd.	3,700	59,298
Shizuoka Bank Ltd. (The)	4,000	35,999
Skandinaviska Enskilda Banken AB - Class A	16,190	213,598
Societe Generale SA	9,446	553,549
Standard Chartered PLC (a)	34,982	347,829
Sumitomo Mitsui Financial Group, Inc.	14,300	549,680
Sumitomo Mitsui Trust Holdings, Inc.	3,200	115,593
SunTrust Banks, Inc.	3,490	208,597
Suruga Bank Ltd.	1,000	21,580
Svenska Handelsbanken AB - Class A	14,254	215,354
Swedbank AB - Class A	8,621	238,728
UniCredit SpA (a)	17,373	370,735
United Overseas Bank Ltd.	12,000	208,389
US Bancorp	11,215	601,012
Wells Fargo & Co.	31,675	1,746,876
Westpac Banking Corp.	35,553	894,283
Zions Bancorporation	1,430	67,467

		29,589,841

Capital Markets - 1.4%
3i Group PLC	9,721	119,015
Affiliated Managers Group, Inc.	407	77,261
Ameriprise Financial, Inc.	1,145	170,044
ASX Ltd.	1,453	59,887
Bank of New York Mellon Corp. (The)	7,415	393,143
BlackRock, Inc. - Class A	877	392,098
CBOE Holdings, Inc.	646	69,529
Charles Schwab Corp. (The)	8,390	366,979
CME Group, Inc. - Class A	2,350	318,848
Credit Suisse Group AG (REG) (a)	25,000	396,115
Daiwa Securities Group, Inc.	16,000	90,701
Deutsche Bank AG (REG)	19,693	340,900
Deutsche Boerse AG	2,077	225,501
E*TRADE Financial Corp. (a)	1,870	81,551
Franklin Resources, Inc.	2,420	107,714
Goldman Sachs Group, Inc. (The)	2,638	625,707
Hargreaves Lansdown PLC	2,483	49,271
Hong Kong Exchanges & Clearing Ltd.	10,900	294,388
Intercontinental Exchange, Inc.	4,330	297,471
Invesco Ltd.	2,830	99,163
Investec PLC	5,877	42,963
Japan Exchange Group, Inc.	4,965	87,950
Julius Baer Group Ltd. (a)	2,130	126,394
London Stock Exchange Group PLC	3,987	204,716
Macquarie Group Ltd.	3,705	265,263
Moody’s Corp.	1,145	159,395
Morgan Stanley	10,270	494,706
Nasdaq, Inc.	760	58,953
Natixis SA	21,759	174,136
Nomura Holdings, Inc.	38,855	218,015
Northern Trust Corp.	1,460	134,218
Partners Group Holding AG	158	107,266

Company	Shares	U.S. $ Value
Raymond James Financial, Inc.	909	$76,656
S&P Global, Inc.	1,860	290,737
Schroders PLC	1,291	58,078
Singapore Exchange Ltd.	21,000	114,580
St James’s Place PLC	4,994	76,757
State Street Corp.	2,535	242,194
T. Rowe Price Group, Inc.	1,725	156,371
UBS Group AG (a)	38,983	666,881

		8,331,515

Consumer Finance - 0.2%
Acom Co., Ltd. (a)	13,014	50,493
American Express Co.	5,410	489,389
Capital One Financial Corp.	3,513	297,410
Credit Saison Co., Ltd.	3,500	72,624
Discover Financial Services	2,810	181,189
Navient Corp.	2,200	33,044
Provident Financial PLC	379	4,220
Synchrony Financial	5,518	171,334

		1,299,703

Diversified Financial Services - 0.7%
AMP Ltd.	28,155	106,912
Berkshire Hathaway, Inc. - Class B (a)	13,294	2,437,056
Challenger Ltd./Australia	12,809	125,557
Eurazeo SA	1,370	122,454
EXOR NV	3,679	233,487
First Pacific Co., Ltd./Hong Kong	86,660	69,285
Groupe Bruxelles Lambert SA	768	80,841
IHS Markit Ltd. (a)	2,261	99,665
Industrivarden AB - Class C	4,979	126,305
Investor AB - Class B	4,336	214,520
Kinnevik AB	4,676	152,759
Leucadia National Corp.	2,255	56,939
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,370	55,020
ORIX Corp.	14,110	227,795
Pargesa Holding SA	346	28,790
Standard Life Aberdeen PLC	28,554	165,982
Wendel SA	844	136,723

		4,440,090

Insurance - 2.1%
Admiral Group PLC	2,010	48,979
Aegon NV	11,109	64,755
Aflac, Inc.	2,855	232,368
Ageas	1,646	77,417
AIA Group Ltd.	128,423	950,754
Allianz SE (REG)	4,871	1,093,962
Allstate Corp. (The)	2,600	238,966
American International Group, Inc.	7,093	435,439
Aon PLC	1,865	272,476
Arthur J Gallagher & Co.	1,202	73,983
Assicurazioni Generali SpA	11,115	207,309
Assurant, Inc.	410	39,163
Aviva PLC	43,251	298,516
Baloise Holding AG (REG)	926	146,635
Brighthouse Financial, Inc. (a)	697	42,378
Chubb Ltd.	3,232	460,722

Company	Shares	U.S. $ Value
Cincinnati Financial Corp.	1,060	$81,164
CNP Assurances	4,544	106,526
Dai-ichi Life Holdings, Inc.	10,264	184,111
Direct Line Insurance Group PLC	13,089	63,810
Everest Re Group Ltd.	294	67,147
Gjensidige Forsikring ASA	3,690	64,277
Hannover Rueck SE (REG)	795	95,883
Hartford Financial Services Group, Inc. (The)	2,675	148,275
Insurance Australia Group Ltd.	23,145	115,919
Japan Post Holdings Co., Ltd.	16,700	197,301
Legal & General Group PLC	63,405	220,997
Lincoln National Corp.	1,590	116,833
Loews Corp.	1,890	90,455
Mapfre SA	16,735	54,532
Marsh & McLennan Cos., Inc.	3,590	300,878
Medibank Pvt Ltd.	39,307	90,185
MetLife, Inc.	7,670	398,456
MS&AD Insurance Group Holdings, Inc.	4,800	154,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	339,873
NN Group NV	7,137	298,872
Old Mutual PLC	61,153	159,302
Principal Financial Group, Inc.	1,840	118,386
Progressive Corp. (The)	4,045	195,859
Prudential Financial, Inc.	3,065	325,871
Prudential PLC	27,421	656,198
QBE Insurance Group Ltd.	13,053	102,904
RSA Insurance Group PLC	10,859	90,726
Sampo Oyj - Class A	4,765	252,185
SCOR SE	3,333	139,782
Sompo Holdings, Inc.	4,000	155,878
Sony Financial Holdings, Inc.	4,130	67,771
Suncorp Group Ltd.	12,247	125,753
Swiss Life Holding AG (a)	342	120,569
Swiss Re AG	3,176	287,886
T&D Holdings, Inc.	5,500	79,791
Tokio Marine Holdings, Inc.	7,300	285,703
Torchmark Corp.	752	60,228
Travelers Cos., Inc. (The)	2,030	248,716
Tryg A/S	2,469	57,087
UnipolSai Assicurazioni SpA	4,035	9,435
Unum Group	1,620	82,831
Willis Towers Watson PLC	887	136,802
XL Group Ltd.	1,910	75,350
Zurich Insurance Group AG	1,604	490,149

		12,199,165

		55,860,314

Information Technology - 7.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	35,090	1,180,077
F5 Networks, Inc. (a)	480	57,869
Harris Corp.	845	111,269
Juniper Networks, Inc.	2,640	73,471
Motorola Solutions, Inc.	1,145	97,176
Nokia Oyj	62,192	373,681
Telefonaktiebolaget LM Ericsson - Class B	28,969	167,009

		2,060,552

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.5%
Alps Electric Co., Ltd.	2,053	$54,258
Amphenol Corp. - Class A	2,150	181,976
Corning, Inc.	7,205	215,574
FLIR Systems, Inc.	910	35,408
Hamamatsu Photonics KK	1,600	48,402
Hexagon AB - Class B	4,263	211,479
Hirose Electric Co., Ltd.	300	42,242
Hitachi High-Technologies Corp.	1,881	68,316
Hitachi Ltd.	52,000	366,644
Ingenico Group SA	930	88,167
Keyence Corp.	1,054	560,589
Kyocera Corp.	3,100	192,404
Murata Manufacturing Co., Ltd.	2,000	294,437
Nippon Electric Glass Co., Ltd.	929	36,012
Omron Corp.	1,800	91,786
Shimadzu Corp.	2,000	39,447
TDK Corp.	1,200	81,544
TE Connectivity Ltd.	2,460	204,328
Yaskawa Electric Corp.	2,000	63,479
Yokogawa Electric Corp.	4,500	76,683

		2,953,175

Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	1,205	58,708
Alphabet, Inc. - Class A (a)	2,089	2,034,101
Alphabet, Inc. - Class C (a)	2,094	2,008,376
DeNA Co., Ltd.	1,663	37,301
eBay, Inc. (a)	7,285	280,181
Facebook, Inc. - Class A (a)	16,237	2,774,416
Kakaku.com, Inc.	3,799	48,466
Mixi, Inc.	827	39,941
United Internet AG	2,321	144,675
VeriSign, Inc. (a)(b)	625	66,494
Yahoo Japan Corp.	13,553	64,416

		7,557,075

IT Services - 1.2%
Accenture PLC - Class A	4,335	585,529
Alliance Data Systems Corp.	430	95,267
Amadeus IT Group SA - Class A	4,677	304,186
Atos SE	677	105,008
Automatic Data Processing, Inc.	3,170	346,544
Capgemini SE	1,557	182,519
Cognizant Technology Solutions Corp. - Class A	4,230	306,844
Computershare Ltd.	3,663	41,675
CSRA, Inc.	990	31,947
DXC Technology Co.	2,018	173,306
Fidelity National Information Services, Inc.	2,270	211,995
Fiserv, Inc. (a)	1,550	199,888
Fujitsu Ltd.	18,000	133,966
Gartner, Inc. (a)	640	79,622
Global Payments, Inc.	1,059	100,637
International Business Machines Corp.	6,076	881,506

Company	Shares	U.S. $ Value
Mastercard, Inc. - Class A	6,710	$947,452
Nomura Research Institute Ltd.	1,300	50,769
NTT Data Corp.	6,010	64,313
Obic Co., Ltd.	730	45,961
Otsuka Corp.	600	38,481
Paychex, Inc.	2,245	134,610
PayPal Holdings, Inc. (a)	7,835	501,675
Total System Services, Inc.	1,110	72,705
Visa, Inc. - Class A	13,150	1,383,906
Western Union Co. (The) - Class W	3,380	64,896
Worldpay Group PLC (c)	19,270	105,178

		7,190,385

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(b)	5,483	69,908
Analog Devices, Inc.	2,510	216,287
Applied Materials, Inc.	7,535	392,498
ASM Pacific Technology Ltd.	900	13,000
ASML Holding NV	3,784	646,601
Broadcom Ltd.	2,775	673,049
Disco Corp.	309	62,976
Infineon Technologies AG	10,766	271,437
Intel Corp.	33,040	1,258,163
KLA-Tencor Corp.	1,060	112,360
Lam Research Corp.	1,129	208,910
Microchip Technology, Inc.	1,495	134,221
Micron Technology, Inc. (a)	7,220	283,963
NVIDIA Corp.	3,735	667,706
NXP Semiconductors NV (a)	3,725	421,260
Qorvo, Inc. (a)	868	61,350
QUALCOMM, Inc.	10,270	532,397
Renesas Electronics Corp. (a)	5,418	59,048
Rohm Co., Ltd.	1,300	111,551
Skyworks Solutions, Inc.	1,324	134,916
STMicroelectronics NV	12,251	237,661
Texas Instruments, Inc.	6,975	625,239
Tokyo Electron Ltd.	1,689	260,020
Xilinx, Inc.	1,735	122,890

		7,577,411

Software - 1.7%
Activision Blizzard, Inc.	4,755	306,745
Adobe Systems, Inc. (a)	3,460	516,163
ANSYS, Inc. (a)	612	75,111
Autodesk, Inc. (a)	1,375	154,357
CA, Inc.	2,185	72,935
Cadence Design Systems, Inc. (a)	2,014	79,493
Check Point Software Technologies Ltd. (a)	1,405	160,198
Citrix Systems, Inc. (a)	1,080	82,966
Dassault Systemes SE	924	93,484
Electronic Arts, Inc. (a)	2,085	246,155
Gemalto NV	323	14,436
Intuit, Inc.	1,700	241,638
Konami Holdings Corp.	1,300	62,586
LINE Corp. (a)	33	1,193

Company	Shares	U.S. $ Value
Micro Focus International PLC	4,754	$152,164
Microsoft Corp.	54,420	4,053,746
Nexon Co., Ltd. (a)	2,595	67,839
Nice Ltd.	596	48,276
Nintendo Co., Ltd.	1,200	442,480
Oracle Corp.	21,000	1,015,350
Oracle Corp. Japan	500	39,301
Red Hat, Inc. (a)	1,240	137,466
Sage Group PLC (The)	12,240	114,626
salesforce.com, Inc. (a)	4,484	418,895
SAP SE	10,475	1,148,534
Symantec Corp.	4,255	139,606
Synopsys, Inc. (a)	1,072	86,328
Trend Micro, Inc./Japan	1,600	78,826

		10,050,897

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	37,125	5,721,705
Brother Industries Ltd.	2,200	51,295
Canon, Inc.	11,400	390,119
FUJIFILM Holdings Corp.	4,200	163,176
Hewlett Packard Enterprise Co.	11,560	170,048
HP, Inc.	11,910	237,723
Konica Minolta, Inc.	6,000	49,297
NEC Corp.	2,500	67,819
NetApp, Inc.	1,940	84,894
Ricoh Co., Ltd.	6,000	58,345
Seagate Technology PLC	2,050	67,998
Seiko Epson Corp.	2,700	65,383
Western Digital Corp.	1,963	169,603
Xerox Corp.	1,486	49,469

		7,346,874

		44,736,369

Health Care - 6.5%
Biotechnology - 1.0%
AbbVie, Inc.	11,366	1,009,983
Alexion Pharmaceuticals, Inc. (a)	1,580	221,658
Amgen, Inc.	5,253	979,422
Biogen, Inc. (a)	1,565	490,033
Celgene Corp. (a)	5,430	791,802
CSL Ltd.	4,876	513,312
Genmab A/S (a)	540	119,418
Gilead Sciences, Inc.	9,215	746,599
Grifols SA	2,839	82,851
Incyte Corp. (a)	1,240	144,758
Regeneron Pharmaceuticals, Inc. (a)	540	241,445
Vertex Pharmaceuticals, Inc. (a)	1,707	259,532

		5,600,813

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	11,976	639,039
Align Technology, Inc. (a)	540	100,586
Baxter International, Inc.	3,380	212,095
Becton Dickinson and Co.	1,487	291,378

Company	Shares	U.S. $ Value
Boston Scientific Corp. (a)	9,460	$275,948
Cochlear Ltd.	405	50,659
Coloplast A/S - Class B	1,154	93,827
ConvaTec Group PLC (c)	12,601	46,303
Cooper Cos., Inc. (The)	361	85,597
CR Bard, Inc.	515	165,058
CYBERDYNE, Inc. (a)	3,189	42,529
Danaher Corp.	4,240	363,707
DENTSPLY SIRONA, Inc.	1,596	95,457
Edwards Lifesciences Corp. (a)	1,490	162,872
Essilor International SA	2,369	293,608
Getinge AB - Class B	2,013	37,792
Hologic, Inc. (a)	1,920	70,445
Hoya Corp.	3,900	210,907
IDEXX Laboratories, Inc. (a)	633	98,425
Intuitive Surgical, Inc. (a)	305	318,993
Koninklijke Philips NV	7,299	301,157
Medtronic PLC	9,659	751,180
Olympus Corp.	2,800	94,881
ResMed, Inc.	1,016	78,191
Smith & Nephew PLC	9,779	176,757
Sonova Holding AG (REG)	666	113,044
Straumann Holding AG	132	84,891
Stryker Corp.	2,175	308,894
Sysmex Corp.	1,500	95,837
Terumo Corp.	3,300	129,800
Varian Medical Systems, Inc. (a)	645	64,539
William Demant Holding A/S (a)	2,050	54,199
Zimmer Biomet Holdings, Inc.	1,385	162,170

		6,070,765

Health Care Providers & Services - 0.9%
Aetna, Inc.	2,467	392,278
Alfresa Holdings Corp.	2,700	49,465
AmerisourceBergen Corp. - Class A	1,235	102,196
Anthem, Inc.	1,850	351,278
Cardinal Health, Inc.	2,195	146,889
Centene Corp. (a)	1,187	114,866
Cigna Corp.	1,815	339,296
DaVita, Inc. (a)	1,150	68,298
Envision Healthcare Corp. (a)	823	36,994
Express Scripts Holding Co.(a)	4,389	277,911
Fresenius Medical Care AG & Co. KGaA	2,085	203,843
Fresenius SE & Co. KGaA	4,696	379,765
HCA Healthcare, Inc. (a)	2,050	163,159
Healthscope Ltd.	34,249	44,960
Henry Schein, Inc. (a)	1,140	93,469
Humana, Inc.	1,065	259,466
Laboratory Corp. of America Holdings (a)	725	109,453
McKesson Corp.	1,565	240,400
Mediclinic International PLC	1,862	16,218
Medipal Holdings Corp.	3,900	67,780
Miraca Holdings, Inc.	1,000	46,554
Patterson Cos., Inc.	560	21,644
Quest Diagnostics, Inc.	950	88,958

Company	Shares	U.S. $ Value
Ramsay Health Care Ltd.	1,156	$56,562
Ryman Healthcare Ltd.	5,937	39,775
Sonic Healthcare Ltd.	5,598	91,991
Suzuken Co., Ltd./Aichi Japan	1,200	42,681
UnitedHealth Group, Inc.	6,635	1,299,465
Universal Health Services, Inc. - Class B	650	72,111

		5,217,725

Health Care Technology - 0.0%
Cerner Corp. (a)	2,080	148,346
M3, Inc.	2,070	59,018

		207,364

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	2,245	144,129
Illumina, Inc. (a)	1,011	201,391
Lonza Group AG (REG) (a)	779	204,694
Mettler-Toledo International, Inc. (a)	220	137,755
PerkinElmer, Inc.	755	52,072
QIAGEN NV (a)	2,703	85,442
Quintiles IMS Holdings, Inc. (a)	896	85,183
Thermo Fisher Scientific, Inc.	2,785	526,922
Waters Corp. (a)	545	97,838

		1,535,426

Pharmaceuticals - 3.3%
Allergan PLC	2,400	491,880
Astellas Pharma, Inc.	22,500	286,369
AstraZeneca PLC	13,478	896,306
Bayer AG (REG)	8,814	1,204,021
Bristol-Myers Squibb Co.	11,665	743,527
Chugai Pharmaceutical Co., Ltd.	2,100	87,268
Daiichi Sankyo Co., Ltd.	5,700	128,630
Eisai Co., Ltd.	2,933	150,618
Eli Lilly & Co.	6,765	578,678
GlaxoSmithKline PLC	52,848	1,056,464
Hikma Pharmaceuticals PLC	3,047	49,507
Hisamitsu Pharmaceutical Co., Inc.	1,000	48,057
Ipsen SA	880	117,087
Johnson & Johnson	19,105	2,483,841
Kyowa Hakko Kirin Co., Ltd.	435	7,412
Merck & Co., Inc.	19,305	1,236,099
Merck KGaA	1,230	136,989
Mitsubishi Tanabe Pharma Corp.	3,000	68,871
Mylan NV (a)	2,555	80,150
Novartis AG (REG)	23,800	2,041,444
Novo Nordisk A/S - Class B	20,377	979,700
Ono Pharmaceutical Co., Ltd.	3,900	88,524
Orion Oyj - Class B	974	45,225
Otsuka Holdings Co., Ltd.	3,717	147,794
Perrigo Co. PLC	1,022	86,512
Pfizer, Inc.	42,336	1,511,395
Recordati SpA	2,055	94,832
Roche Holding AG	7,488	1,914,084
Sanofi	12,344	1,228,804
Santen Pharmaceutical Co., Ltd.	2,500	39,445
Shionogi & Co., Ltd.	2,800	153,067

Company	Shares	U.S. $ Value
Shire PLC	9,881	$503,276
Sumitomo Dainippon Pharma Co., Ltd.	2,900	37,778
Taisho Pharmaceutical Holdings Co., Ltd.	567	43,083
Takeda Pharmaceutical Co., Ltd.	7,600	420,249
Taro Pharmaceutical Industries Ltd. (a)	133	14,988
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,825	172,920
UCB SA	1,203	85,736
Vifor Pharma AG	802	94,593
Zoetis, Inc.	3,446	219,717

		19,774,940

		38,407,033

Industrials - 6.4%
Aerospace & Defense - 1.0%
Airbus SE	5,607	533,759
Arconic, Inc.	2,756	68,569
BAE Systems PLC	33,818	286,396
Boeing Co. (The)	4,060	1,032,093
Cobham PLC	27,677	54,036
Dassault Aviation SA	41	66,342
Elbit Systems Ltd.	250	36,755
General Dynamics Corp.	2,010	413,216
L3 Technologies, Inc.	525	98,926
Leonardo SpA	5,271	98,832
Lockheed Martin Corp.	1,800	558,522
Meggitt PLC	10,854	75,812
Northrop Grumman Corp.	1,240	356,773
Raytheon Co.	2,050	382,489
Rockwell Collins, Inc.	900	117,639
Rolls-Royce Holdings PLC (a)	19,591	233,021
Safran SA	2,977	304,217
Singapore Technologies Engineering Ltd.	43,000	109,286
Textron, Inc.	1,855	99,947
Thales SA	694	78,596
TransDigm Group, Inc.	363	92,801
United Technologies Corp.	5,425	629,734

		5,727,761

Air Freight & Logistics - 0.3%
Bollore SA	25,929	129,661
CH Robinson Worldwide, Inc.	965	73,437
Deutsche Post AG (REG)	9,235	411,643
Expeditors International of Washington, Inc.	1,220	73,029
FedEx Corp.	1,715	386,870
Kuehne & Nagel International AG (REG)	477	88,388
Royal Mail PLC	8,567	44,112
United Parcel Service, Inc. - Class B	4,855	583,037
Yamato Holdings Co., Ltd.	3,400	68,680

		1,858,857

Airlines - 0.2%
Alaska Air Group, Inc.	843	64,296
American Airlines Group, Inc.	3,682	174,858
ANA Holdings, Inc.	1,008	38,163
Delta Air Lines, Inc.	5,202	250,840
Deutsche Lufthansa AG (REG)	3,330	92,604

Company	Shares	U.S. $ Value
easyJet PLC	2,320	$37,859
International Consolidated Airlines Group SA	10,420	83,043
Japan Airlines Co., Ltd.	900	30,466
Qantas Airways Ltd.	24,972	114,380
Singapore Airlines Ltd.	14,000	103,812
Southwest Airlines Co.	4,305	240,994
United Continental Holdings, Inc. (a)	2,022	123,099

		1,354,414

Building Products - 0.3%
Allegion PLC	635	54,908
AO Smith Corp.	1,055	62,699
Asahi Glass Co., Ltd.	2,000	74,286
Assa Abloy AB - Class B	9,541	218,445
Cie de Saint-Gobain	4,539	270,434
Daikin Industries Ltd.	2,500	253,181
Fortune Brands Home & Security, Inc.	1,071	72,003
Geberit AG (REG)	360	170,430
Johnson Controls International PLC	5,892	237,389
LIXIL Group Corp.	2,500	66,390
Masco Corp.	2,305	89,918
TOTO Ltd.	1,000	42,144

		1,612,227

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	482	5,346
Brambles Ltd.	15,030	106,383
Cintas Corp.	585	84,404
Dai Nippon Printing Co., Ltd.	2,500	59,954
G4S PLC	17,154	63,999
ISS A/S	1,785	71,964
Park24 Co., Ltd.	1,300	31,659
Republic Services, Inc. - Class A	1,600	105,696
Secom Co., Ltd.	2,000	145,649
Societe BIC SA	891	106,805
Sohgo Security Services Co., Ltd.	1,000	45,903
Stericycle, Inc. (a)	610	43,688
Toppan Printing Co., Ltd.	5,000	49,601
Waste Management, Inc.	2,845	222,678

		1,143,729

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,540	94,228
Bouygues SA	1,739	82,552
CIMIC Group Ltd.	2,988	103,838
Eiffage SA	1,102	114,127
Ferrovial SA	4,609	101,554
Fluor Corp.	965	40,626
HOCHTIEF AG	422	71,277
Jacobs Engineering Group, Inc.	815	47,490
JGC Corp.	4,000	64,778
Kajima Corp.	7,000	69,576
Obayashi Corp.	6,000	71,967
Quanta Services, Inc. (a)	1,015	37,931
Shimizu Corp.	4,000	44,357
Skanska AB - Class B	8,587	199,125
Taisei Corp.	2,000	104,884

Company	Shares	U.S. $ Value
Vinci SA	5,456	$518,391

		1,766,701

Electrical Equipment - 0.5%
ABB Ltd. (REG)	20,970	518,546
Acuity Brands, Inc.	323	55,323
AMETEK, Inc.	1,599	105,598
Eaton Corp. PLC	3,144	241,428
Emerson Electric Co.	4,450	279,638
Fuji Electric Co., Ltd.	14,000	77,682
Legrand SA	2,541	183,384
Mabuchi Motor Co., Ltd.	800	40,079
Mitsubishi Electric Corp.	21,000	328,510
Nidec Corp.	2,567	315,564
OSRAM Licht AG	678	54,152
Prysmian SpA	1,074	36,288
Rockwell Automation, Inc.	930	165,735
Schneider Electric SE (Paris) (a)	6,098	531,020
Siemens Gamesa Renewable Energy SA	810	10,583
Vestas Wind Systems A/S	2,133	191,726

		3,135,256

Industrial Conglomerates - 0.9%
3M Co.	4,255	893,124
CK Hutchison Holdings Ltd.	25,840	330,966
DCC PLC	843	81,857
General Electric Co.	62,559	1,512,677
Honeywell International, Inc.	5,305	751,931
Jardine Matheson Holdings Ltd.	2,300	145,875
Jardine Strategic Holdings Ltd.	2,005	86,718
Keihan Holdings Co., Ltd.	1,000	29,289
Keppel Corp., Ltd.	13,000	62,414
NWS Holdings Ltd.	37,000	72,323
Roper Technologies, Inc.	725	176,465
Seibu Holdings, Inc.	3,142	53,668
Siemens AG (REG)	8,153	1,150,464
Smiths Group PLC	3,761	79,543
Toshiba Corp. (a)	38,000	106,558

		5,533,872

Machinery - 1.2%
Alfa Laval AB	3,778	92,409
Alstom SA	3,502	148,793
Amada Holdings Co., Ltd.	3,000	32,938
ANDRITZ AG	693	40,051
Atlas Copco AB - Class A	6,392	271,164
Atlas Copco AB - Class B	3,579	139,036
Caterpillar, Inc.	4,085	509,440
CNH Industrial NV	22,634	271,729
Cummins, Inc.	1,100	184,833
Deere & Co.	2,035	255,576
Dover Corp.	1,085	99,158
FANUC Corp.	2,100	425,782
Flowserve Corp.	910	38,757
Fortive Corp.	2,070	146,535
GEA Group AG	1,741	79,256
Hino Motors Ltd.	6,000	73,422
Hitachi Construction Machinery Co., Ltd.	3,000	88,907

Company	Shares	U.S. $ Value
Hoshizaki Corp.	400	$35,137
IHI Corp.	2,600	90,632
Illinois Tool Works, Inc.	2,225	329,211
IMI PLC	4,517	75,262
Ingersoll-Rand PLC	1,805	160,952
JTEKT Corp.	4,300	59,524
Kawasaki Heavy Industries Ltd.	900	29,841
KION Group AG	721	69,068
Komatsu Ltd.	9,800	277,507
Kone Oyj - Class B	3,593	190,462
Kubota Corp.	10,000	181,907
Kurita Water Industries Ltd.	1,200	34,680
Makita Corp.	2,200	88,794
MAN SE	1,273	143,702
Metso Oyj	1,073	39,380
MINEBEA MITSUMI, Inc.	7,000	109,636
Mitsubishi Heavy Industries Ltd.	3,100	122,572
Nabtesco Corp.	1,000	37,207
NGK Insulators Ltd.	2,000	37,473
NSK Ltd.	4,719	63,712
PACCAR, Inc.	2,410	174,339
Parker-Hannifin Corp.	945	165,394
Pentair PLC	1,160	78,834
Sandvik AB	12,165	210,098
Schindler Holding AG	413	91,271
Schindler Holding AG (REG)	575	123,832
SKF AB - Class B	4,700	102,613
SMC Corp./Japan	600	212,017
Snap-on, Inc.	420	62,584
Stanley Black & Decker, Inc.	1,065	160,783
Sumitomo Heavy Industries Ltd.	1,200	48,167
THK Co., Ltd.	3,100	105,737
Volvo AB - Class B	14,676	283,365
Wartsila Oyj Abp	1,408	99,681
Weir Group PLC (The)	2,037	53,617
Xylem, Inc./NY	1,235	77,348
Yangzijiang Shipbuilding Holdings Ltd.	56,331	59,544

		7,183,669

Marine - 0.1%
AP Moller - Maersk A/S - Class A	70	128,867
AP Moller - Maersk A/S - Class B	68	129,476
Mitsui OSK Lines Ltd.	1,200	36,413
Nippon Yusen KK (a)	3,100	64,510

		359,266

Professional Services - 0.4%
Adecco Group AG (REG)	1,673	130,334
Bureau Veritas SA	3,094	79,848
Capita PLC	6,326	47,863
Equifax, Inc.	855	90,622
Experian PLC	10,230	205,487
Intertek Group PLC	1,536	102,671
Nielsen Holdings PLC	2,316	95,998
Randstad Holding NV	1,613	99,689
Recruit Holdings Co., Ltd.	11,748	254,385
RELX NV	15,125	321,762
RELX PLC	11,663	255,960
Robert Half International, Inc.	885	44,551

Company	Shares	U.S. $ Value
SGS SA (REG)	52	$124,866
Verisk Analytics, Inc. - Class A (a)	1,100	91,509
Wolters Kluwer NV	5,568	257,325

		2,202,870

Road & Rail - 0.5%
Aurizon Holdings Ltd.	22,082	85,095
Central Japan Railway Co.	1,537	269,728
CSX Corp.	6,560	355,946
DSV A/S	1,630	123,482
East Japan Railway Co.	3,600	332,310
Hankyu Hanshin Holdings, Inc.	2,200	83,525
JB Hunt Transport Services, Inc.	603	66,981
Kansas City Southern	770	83,684
Keikyu Corp.	2,000	40,560
Keio Corp.	1,200	49,461
Keisei Electric Railway Co., Ltd.	2,945	81,480
Kintetsu Group Holdings Co., Ltd.	1,700	63,243
Kyushu Railway Co.	1,722	51,226
MTR Corp., Ltd.	15,500	90,756
Nagoya Railroad Co., Ltd.	1,800	38,761
Nippon Express Co., Ltd.	1,200	78,230
Norfolk Southern Corp.	2,040	269,770
Odakyu Electric Railway Co., Ltd.	3,000	56,925
Tobu Railway Co., Ltd.	1,200	32,971
Tokyu Corp.	5,000	70,814
Union Pacific Corp.	5,800	672,626
West Japan Railway Co.	1,568	109,011

		3,106,585

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	1,564	79,936
Ashtead Group PLC	4,791	115,578
Brenntag AG	1,471	82,002
Bunzl PLC	3,191	96,940
Fastenal Co.(b)	1,980	90,248
Ferguson PLC	3,100	203,389
ITOCHU Corp.	16,000	262,156
Marubeni Corp.	16,000	109,379
MISUMI Group, Inc.	2,900	76,435
Mitsubishi Corp.	16,100	374,580
Mitsui & Co., Ltd.	18,200	269,195
Sumitomo Corp.	11,300	162,691
Toyota Tsusho Corp.	2,300	75,591
Travis Perkins PLC	2,972	57,666
United Rentals, Inc. (a)	600	83,244
WW Grainger, Inc.	380	68,305

		2,207,335

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	6,861	138,709
Aena SME SA (c)	780	140,967
Aeroports de Paris	1,000	161,655
Atlantia SpA	176	5,561
Auckland International Airport Ltd.	10,521	48,984
Groupe Eurotunnel SE (REG)	6,892	83,086
Hutchison Port Holdings Trust - Class U	43,553	18,772

Company	Shares	U.S. $ Value
Kamigumi Co., Ltd.	1,500	$34,751
Transurban Group	19,376	180,939

		813,424

		38,005,966

Consumer Discretionary - 6.3%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,800	94,901
BorgWarner, Inc.	1,380	70,697
Bridgestone Corp.	6,900	313,286
Cie Generale des Etablissements Michelin - Class B	1,732	252,701
Continental AG	1,047	265,906
Delphi Automotive PLC	1,891	186,074
Denso Corp.	5,200	263,174
GKN PLC	16,316	75,601
Goodyear Tire & Rubber Co. (The)	1,810	60,183
Koito Manufacturing Co., Ltd.	1,000	62,795
NGK Spark Plug Co., Ltd.	3,000	63,890
NOK Corp.	2,800	62,635
Nokian Renkaat Oyj	1,090	48,502
Stanley Electric Co., Ltd.	1,600	54,878
Sumitomo Electric Industries Ltd.	7,200	117,706
Sumitomo Rubber Industries Ltd.	4,100	75,252
Toyota Industries Corp.	1,600	92,020
Valeo SA	2,277	168,955
Yokohama Rubber Co., Ltd. (The)	1,000	20,623

		2,349,779

Automobiles - 1.1%
Bayerische Motoren Werke AG	3,152	319,910
Daimler AG (REG)	10,262	819,164
Ferrari NV	1,527	168,960
Fiat Chrysler Automobiles NV (a)	14,140	253,408
Ford Motor Co.	27,220	325,823
General Motors Co.	9,916	400,408
Harley-Davidson, Inc. (b)	1,250	60,263
Honda Motor Co., Ltd.	18,521	547,120
Isuzu Motors Ltd.	5,500	72,924
Mazda Motor Corp.	5,200	79,664
Mitsubishi Motors Corp.	11,400	90,258
Nissan Motor Co., Ltd.	26,300	260,544
Peugeot SA	7,475	177,944
Porsche Automobil Holding SE (Preference Shares)	1,458	93,285
Renault SA	1,830	179,811
Subaru Corp.	6,000	216,403
Suzuki Motor Corp.	3,500	183,698
Toyota Motor Corp.	28,500	1,699,409
Volkswagen AG	630	106,564
Volkswagen AG (Preference Shares)	1,767	288,471
Yamaha Motor Co., Ltd.	2,700	80,825

		6,424,856

Distributors - 0.0%
Genuine Parts Co.	1,060	101,389
Jardine Cycle & Carriage Ltd.	2,000	58,200

Company	Shares	U.S. $ Value
LKQ Corp. (a)	2,114	$76,083

		235,672

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	10,824
H&R Block, Inc.	1,520	40,249

		51,073

Hotels, Restaurants & Leisure - 0.9%
Accor SA	2,705	134,529
Aristocrat Leisure Ltd.	4,876	80,540
Carnival Corp.	2,985	192,741
Carnival PLC	2,273	144,545
Chipotle Mexican Grill, Inc. - Class A (a)(b)	244	75,110
Compass Group PLC	16,836	357,218
Crown Resorts Ltd.	9,430	83,850
Darden Restaurants, Inc.	870	68,539
Domino’s Pizza Enterprises Ltd.	823	29,651
Galaxy Entertainment Group Ltd.	20,155	142,485
Genting Singapore PLC	92,000	79,554
Hilton Worldwide Holdings, Inc.	1,466	101,814
InterContinental Hotels Group PLC	2,053	108,605
Marriott International, Inc./MD - Class A	2,231	245,990
McDonald’s Corp.	5,980	936,946
McDonald’s Holdings Co. Japan Ltd.	2,200	97,332
Melco Resorts & Entertainment Ltd. (ADR)	2,651	63,942
Merlin Entertainments PLC (c)	6,755	40,314
MGM Resorts International	3,460	112,761
Oriental Land Co., Ltd./Japan	2,100	160,103
Paddy Power Betfair PLC	1,060	105,763
Royal Caribbean Cruises Ltd.	1,177	139,522
Sands China Ltd.	39,744	207,865
Sodexo SA	1,005	125,284
Starbucks Corp.	10,220	548,916
Tatts Group Ltd.	15,121	47,306
TUI AG	6,938	117,733
Whitbread PLC	1,737	87,678
Wyndham Worldwide Corp.	750	79,057
Wynn Macau Ltd.	77,455	209,476
Wynn Resorts Ltd.	560	83,395
Yum! Brands, Inc.	2,545	187,337

		5,195,901

Household Durables - 0.4%
Auto Trader Group PLC (c)	9,529	50,132
Barratt Developments PLC	9,541	78,600
Berkeley Group Holdings PLC	1,236	61,598
Casio Computer Co., Ltd.	2,100	29,622
DR Horton, Inc.	2,355	94,035
Electrolux AB - Class B	2,430	82,707
Garmin Ltd.	770	41,557
Husqvarna AB - Class B	8,194	84,382
Iida Group Holdings Co., Ltd.	1,346	24,012
Leggett & Platt, Inc.	925	44,150
Lennar Corp. - Class A	1,300	68,640
Mohawk Industries, Inc. (a)	450	111,380
Newell Brands, Inc.	3,355	143,158

Company	Shares	U.S. $ Value
Nikon Corp.	3,200	$55,492
Panasonic Corp.	23,500	341,031
Persimmon PLC	3,527	122,060
PulteGroup, Inc.	2,135	58,350
Rinnai Corp.	700	59,961
SEB SA	568	104,240
Sekisui Chemical Co., Ltd.	4,000	78,806
Sekisui House Ltd.	6,000	101,134
Sharp Corp./Japan (a)	1,500	45,366
Sony Corp.	13,500	503,667
Taylor Wimpey PLC	31,025	81,315
Whirlpool Corp.	550	101,442

		2,566,837

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	2,762	2,655,249
Expedia, Inc.	832	119,758
Netflix, Inc. (a)	2,982	540,786
Priceline Group, Inc. (The) (a)	347	635,294
Rakuten, Inc.	8,852	96,644
Start Today Co., Ltd.	2,592	82,141
TripAdvisor, Inc. (a)	762	30,884
Zalando SE (a) (c)	2,021	101,439

		4,262,195

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	65,274
Hasbro, Inc.	800	78,136
Mattel, Inc.	2,335	36,146
Sankyo Co., Ltd.	300	9,573
Shimano, Inc.	700	93,253
Yamaha Corp.	1,600	59,074

		341,456

Media - 1.0%
Altice NV - Class A (a)	3,528	70,687
Altice NV - Class B (a)	1,176	23,480
Axel Springer SE	2,191	140,919
CBS Corp. - Class B	2,840	164,720
Charter Communications, Inc. - Class A (a)	1,523	553,489
Comcast Corp. - Class A	33,502	1,289,157
Dentsu, Inc.	2,100	92,249
Discovery Communications, Inc. - Class A (a) (b)	1,045	22,248
Discovery Communications, Inc. - Class C (a)	1,545	31,302
DISH Network Corp. - Class A (a)	1,475	79,989
Eutelsat Communications SA	3,140	92,952
Hakuhodo DY Holdings, Inc.	2,490	32,784
I-CABLE Communications Ltd. (a)	7,906	265
Interpublic Group of Cos., Inc. (The)	2,795	58,108
ITV PLC	34,542	80,929
JCDecaux SA	189	7,086
Lagardere SCA	352	11,792
News Corp. - Class A	2,658	35,245
News Corp. - Class B	817	11,152
Omnicom Group, Inc.	1,660	122,956
Pearson PLC	7,821	64,137

Company	Shares	U.S. $ Value
Publicis Groupe SA	1,801	$125,993
REA Group Ltd.	1,002	52,779
RTL Group SA (London) (a)	1,166	88,339
Schibsted ASA - Class B	2,252	53,269
Scripps Networks Interactive, Inc. - Class A	670	57,546
SES SA	4,651	101,819
Sky PLC	13,314	163,334
Telenet Group Holding NV (a)	454	30,052
Time Warner, Inc.	5,445	557,840
Toho Co., Ltd./Tokyo	1,000	34,918
Twenty-First Century Fox, Inc. - Class A	7,421	195,766
Twenty-First Century Fox, Inc. - Class B	3,367	86,835
Viacom, Inc. - Class B	2,410	67,094
Vivendi SA	11,072	280,496
Walt Disney Co. (The)	11,094	1,093,536
WPP PLC	13,761	255,350

		6,230,612

Multiline Retail - 0.2%
Dollar General Corp.	1,820	147,511
Dollar Tree, Inc. (a)	1,638	142,211
Don Quijote Holdings Co., Ltd.	1,000	37,378
Isetan Mitsukoshi Holdings Ltd.	2,200	22,990
J Front Retailing Co., Ltd.	3,500	48,392
Kohl’s Corp.	1,230	56,149
Macy’s, Inc.	2,105	45,931
Marks & Spencer Group PLC	15,442	73,113
Marui Group Co., Ltd.	3,300	47,240
Next PLC	1,363	96,081
Nordstrom, Inc.	770	36,306
Ryohin Keikaku Co., Ltd.	257	75,759
Target Corp.	4,025	237,515

		1,066,576

Specialty Retail - 0.8%
ABC-Mart, Inc.	500	26,411
Advance Auto Parts, Inc.	531	52,675
AutoZone, Inc. (a)	225	133,900
Best Buy Co., Inc.	1,900	108,224
CarMax, Inc. (a)(b)	1,320	100,069
Dixons Carphone PLC	6,678	17,315
Fast Retailing Co., Ltd.	500	147,477
Foot Locker, Inc.	942	33,177
Gap, Inc. (The)	1,505	44,443
Hennes & Mauritz AB - Class B	9,038	234,773
Hikari Tsushin, Inc.	500	62,726
Home Depot, Inc. (The)	8,630	1,411,523
Industria de Diseno Textil SA	11,626	438,303
Kingfisher PLC	29,522	118,197
L Brands, Inc. (b)	1,685	70,113
Lowe’s Cos., Inc.	6,090	486,835
Nitori Holdings Co., Ltd.	750	107,259
O’Reilly Automotive, Inc. (a)	690	148,605
Ross Stores, Inc.	2,750	177,568
Shimamura Co., Ltd.	200	23,991
Signet Jewelers Ltd.	508	33,807
Tiffany & Co.	755	69,294

Company	Shares	U.S. $ Value
TJX Cos., Inc. (The)	4,570	$336,946
Tractor Supply Co.	915	57,910
Ulta Salon Cosmetics & Fragrance, Inc. (a)	402	90,876
USS Co., Ltd.	4,120	83,154
Yamada Denki Co., Ltd.	10,990	60,095

		4,675,666

Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	2,040	461,992
Burberry Group PLC	4,236	100,018
Cie Financiere Richemont SA (REG)	5,585	511,228
Coach, Inc.	1,930	77,740
Hanesbrands, Inc.	2,627	64,729
Hermes International	281	141,773
HUGO BOSS AG	1,317	116,208
Kering	721	287,223
Li & Fung Ltd.	48,000	24,131
Luxottica Group SpA	1,559	87,241
LVMH Moet Hennessy Louis Vuitton SE	2,973	821,848
Michael Kors Holdings Ltd. (a)	1,159	55,458
NIKE, Inc. - Class B	9,420	488,427
Pandora A/S	1,106	109,353
PVH Corp.	545	68,703
Ralph Lauren Corp.	390	34,433
Swatch Group AG (The)	294	122,515
Swatch Group AG (The) (REG)	1,834	146,233
Under Armour, Inc. - Class A (a)(b)	1,247	20,551
Under Armour, Inc. - Class C (a)(b)	1,254	18,835
VF Corp.	2,310	146,847

		3,905,486

		37,306,109

Consumer Staples - 5.0%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	8,118	970,403
Asahi Group Holdings Ltd.	3,700	149,623
Brown-Forman Corp. - Class B	1,254	68,092
Carlsberg A/S - Class B	1,051	115,330
Coca-Cola Amatil Ltd.	14,439	87,646
Coca-Cola Bottlers Japan, Inc.	1,300	42,107
Coca-Cola Co. (The)	27,130	1,221,121
Coca-Cola European Partners PLC	2,055	86,162
Coca-Cola HBC AG (a)	1,928	65,280
Constellation Brands, Inc. - Class A	1,270	253,301
Diageo PLC	27,623	908,396
Dr Pepper Snapple Group, Inc.	1,270	112,357
Heineken Holding NV	1,000	93,951
Heineken NV	2,500	247,381
Kirin Holdings Co., Ltd.	9,345	219,550
Molson Coors Brewing Co. - Class B	1,300	106,132
Monster Beverage Corp. (a)	2,880	159,120
PepsiCo, Inc.	10,075	1,122,657
Pernod Ricard SA	2,021	279,574
Remy Cointreau SA	195	23,100
Suntory Beverage & Food Ltd.	1,324	58,893
Treasury Wine Estates Ltd.	6,024	64,805

		6,454,981

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	6,200	$91,639
Carrefour SA	5,903	119,166
Casino Guichard Perrachon SA	1,228	72,829
Colruyt SA	862	44,167
Costco Wholesale Corp.	3,065	503,549
CVS Health Corp.	7,430	604,208
Distribuidora Internacional de Alimentacion SA	8,219	48,000
FamilyMart UNY Holdings Co., Ltd.	800	42,145
ICA Gruppen AB	2,462	92,618
J Sainsbury PLC	18,022	57,460
Jeronimo Martins SGPS SA	2,405	47,472
Koninklijke Ahold Delhaize NV	9,852	184,081
Kroger Co. (The)	6,580	131,995
Lawson, Inc.	600	39,732
METRO AG (a)	3,266	69,038
Seven & i Holdings Co., Ltd.	8,000	309,076
Sundrug Co., Ltd.	1,000	41,439
Sysco Corp.	3,555	191,792
Tesco PLC (a)	87,120	218,475
Tsuruha Holdings, Inc.	600	71,740
Wal-Mart Stores, Inc.	10,563	825,393
Walgreens Boots Alliance, Inc.	5,945	459,073
Wesfarmers Ltd.	12,002	389,627
Wm Morrison Supermarkets PLC	19,623	61,556
Woolworths Ltd.	14,003	277,312

		4,993,582

Food Products - 1.1%
Ajinomoto Co., Inc.	5,000	97,573
Archer-Daniels-Midland Co.	4,015	170,678
Associated British Foods PLC	3,965	169,748
Barry Callebaut AG (REG) (a)	91	139,313
Calbee, Inc.	1,315	46,185
Campbell Soup Co.	1,325	62,036
Conagra Brands, Inc.	2,885	97,340
Danone SA	6,291	494,119
General Mills, Inc.	4,135	214,028
Hershey Co. (The)	1,000	109,170
Hormel Foods Corp.	1,850	59,459
JM Smucker Co. (The)	795	83,419
Kellogg Co.	1,765	110,083
Kerry Group PLC - Class A	1,906	182,906
Kikkoman Corp.	1,000	30,726
Kraft Heinz Co. (The)	4,178	324,004
Marine Harvest ASA (a)	4,327	85,567
McCormick & Co., Inc./MD	825	84,678
MEIJI Holdings Co., Ltd.	1,100	87,107
Mondelez International, Inc. - Class A	10,835	440,551
Nestle SA (REG)	33,982	2,852,491
NH Foods Ltd.	1,866	51,285
Nisshin Seifun Group, Inc.	4,000	66,960
Nissin Foods Holdings Co., Ltd.	1,200	72,912
Orkla ASA	10,095	103,592
Tate & Lyle PLC	4,440	38,553
Toyo Suisan Kaisha Ltd.	1,000	36,739
Tyson Foods, Inc. - Class A	2,075	146,184

Company	Shares	U.S. $ Value
WH Group Ltd. (c)	67,807	$72,215
Wilmar International Ltd.	26,000	61,097
Yakult Honsha Co., Ltd.	800	57,571
Yamazaki Baking Co., Ltd.	59	1,065

		6,649,354

Household Products - 0.7%
Church & Dwight Co., Inc. (b)	1,776	86,047
Clorox Co. (The)	920	121,357
Colgate-Palmolive Co.	6,200	451,670
Essity AB - Class B (a)	4,979	135,748
Henkel AG & Co. KGaA	989	120,432
Henkel AG & Co. KGaA (Preference Shares)	1,696	231,067
Kimberly-Clark Corp.	2,515	295,965
Lion Corp.	2,000	36,544
Procter & Gamble Co. (The)	18,170	1,653,107
Reckitt Benckiser Group PLC	7,158	654,012
Unicharm Corp.	3,800	87,040

		3,872,989

Personal Products - 0.5%
Beiersdorf AG	1,051	113,157
Coty, Inc. - Class A	3,262	53,921
Estee Lauder Cos., Inc. (The) - Class A	1,540	166,073
Kao Corp.	5,400	317,916
Kose Corp.	500	57,311
L’Oreal SA	2,700	572,518
Pola Orbis Holdings, Inc.	1,800	54,428
Shiseido Co., Ltd.	3,600	144,080
Unilever NV	15,507	916,633
Unilever PLC	13,679	791,731

		3,187,768

Tobacco - 0.8%
Altria Group, Inc.	13,660	866,317
British American Tobacco PLC	24,956	1,562,338
Imperial Brands PLC	10,218	436,112
Japan Tobacco, Inc.	11,724	384,207
Philip Morris International, Inc.	10,850	1,204,459
Swedish Match AB	2,884	101,290

		4,554,723

		29,713,397

Energy - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. - Class A	2,960	108,395
Halliburton Co.	5,990	275,720
Helmerich & Payne, Inc.	735	38,301
National Oilwell Varco, Inc.	2,605	93,077
Saipem SpA (a)	18,421	79,555
Schlumberger Ltd.	9,700	676,672
TechnipFMC PLC (a)	3,318	92,638
Tenaris SA	4,501	63,801

		1,428,159

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	3,795	$185,386
Andeavor	825	85,099
Apache Corp.	2,645	121,141
BP PLC	210,515	1,348,557
Cabot Oil & Gas Corp.	3,240	86,670
Caltex Australia Ltd.	3,100	78,217
Chesapeake Energy Corp. (a)(b)	5,195	22,338
Chevron Corp.	13,180	1,548,650
Cimarex Energy Co.	677	76,955
Concho Resources, Inc. (a)	1,007	132,642
ConocoPhillips	8,620	431,431
Devon Energy Corp.	3,620	132,890
Enagas SA	2,159	60,836
Eni SpA	24,216	401,058
EOG Resources, Inc.	3,860	373,416
EQT Corp.	1,190	77,636
Exxon Mobil Corp.	30,310	2,484,814
Galp Energia SGPS SA	5,341	94,713
Hess Corp.	1,840	86,278
Idemitsu Kosan Co., Ltd.	1,200	33,914
Inpex Corp.	9,048	96,386
JXTG Holdings, Inc.	32,750	168,866
Kinder Morgan, Inc./DE	13,389	256,801
Koninklijke Vopak NV	502	22,015
Lundin Petroleum AB (a)	856	18,757
Marathon Oil Corp.	5,905	80,072
Marathon Petroleum Corp.	3,674	206,038
Neste Oyj	1,220	53,319
Newfield Exploration Co. (a)	1,370	40,648
Noble Energy, Inc.	3,000	85,080
Occidental Petroleum Corp.	5,350	343,523
Oil Search Ltd.	18,278	100,845
OMV AG	1,402	81,737
ONEOK, Inc.	2,718	150,604
Origin Energy Ltd. (a)	16,658	98,103
Phillips 66	3,110	284,907
Pioneer Natural Resources Co.	1,215	179,261
Range Resources Corp.	1,300	25,441
Repsol SA	13,383	246,975
Royal Dutch Shell PLC - Class A	48,497	1,465,667
Royal Dutch Shell PLC - Class B	40,305	1,240,834
Santos Ltd. (a)	18,468	58,564
Showa Shell Sekiyu KK	4,285	49,397
Snam SpA	26,833	129,310
Statoil ASA	12,989	261,137
TOTAL SA	25,086	1,346,979
Valero Energy Corp.	3,225	248,099
Williams Cos., Inc. (The)	4,755	142,698
Woodside Petroleum Ltd.	7,059	161,638

		15,506,342

		16,934,501

Materials - 2.8%
Chemicals - 1.6%
Air Liquide SA	4,143	552,493
Air Products & Chemicals, Inc.	1,520	229,854

Company	Shares	U.S. $ Value
Akzo Nobel NV	3,630	$334,793
Albemarle Corp.	761	103,732
Arkema SA	1,159	142,211
Asahi Kasei Corp.	12,000	147,870
BASF SE	9,789	1,042,883
CF Industries Holdings, Inc.	1,600	56,256
Chr Hansen Holding A/S	1,460	125,330
Covestro AG (c)	1,766	151,965
Croda International PLC	1,689	85,882
Daicel Corp.	3,000	36,173
DowDuPont, Inc.	16,770	1,160,987
Eastman Chemical Co.	1,030	93,205
Ecolab, Inc.	1,840	236,642
EMS-Chemie Holding AG (REG)	203	135,096
Evonik Industries AG	2,574	92,027
FMC Corp.	930	83,058
Frutarom Industries Ltd.	300	23,076
Givaudan SA (REG)	88	191,575
Hitachi Chemical Co., Ltd.	3,000	82,322
Incitec Pivot Ltd.	32,013	90,697
International Flavors & Fragrances, Inc.	550	78,600
Israel Chemicals Ltd.	4,414	19,651
Johnson Matthey PLC	1,842	84,465
JSR Corp.	800	15,211
Kansai Paint Co., Ltd.	3,000	75,572
Kuraray Co., Ltd.	3,000	56,129
LANXESS AG	1,767	139,542
Linde AG	1,768	367,652
LyondellBasell Industries NV - Class A	2,399	237,621
Mitsubishi Chemical Holdings Corp.	13,000	123,942
Mitsubishi Gas Chemical Co., Inc.	2,500	58,659
Mitsui Chemicals, Inc.	1,600	48,668
Monsanto Co.	3,040	364,253
Mosaic Co. (The)	2,430	52,464
Nippon Paint Holdings Co., Ltd.	2,000	68,039
Nissan Chemical Industries Ltd.	1,000	35,192
Nitto Denko Corp.	1,600	133,458
Novozymes A/S - Class B	2,458	126,262
Orica Ltd.	7,662	119,266
PPG Industries, Inc.	1,850	201,021
Praxair, Inc.	1,990	278,083
Sherwin-Williams Co. (The)	565	202,293
Shin-Etsu Chemical Co., Ltd.	4,100	366,950
Sika AG	20	148,914
Solvay SA	927	138,585
Sumitomo Chemical Co., Ltd.	15,000	93,841
Symrise AG	1,178	89,558
Taiyo Nippon Sanso Corp.	7,000	82,959
Teijin Ltd.	3,000	59,186
Toray Industries, Inc.	14,000	135,847
Tosoh Corp.	3,149	71,080
Umicore SA	1,001	82,868
Yara International ASA	1,297	58,159

		9,412,117

Construction Materials - 0.2%
Boral Ltd.	17,642	94,066
CRH PLC	8,841	336,345
Fletcher Building Ltd.	7,055	40,776
HeidelbergCement AG	1,342	138,105

Company	Shares	U.S. $ Value
James Hardie Industries PLC	3,449	$48,139
LafargeHolcim Ltd. (REG) (a)	4,333	253,675
Martin Marietta Materials, Inc.	477	98,371
Taiheiyo Cement Corp.	500	19,317
Vulcan Materials Co.	915	109,434

		1,138,228

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	131,851
Avery Dennison Corp.	585	57,529
Ball Corp.	2,420	99,946
International Paper Co.	2,865	162,789
Packaging Corp. of America	675	77,409
Sealed Air Corp.	1,340	57,245
Toyo Seikan Group Holdings Ltd.	1,700	28,409
WestRock Co.	1,747	99,107

		714,285

Metals & Mining - 0.8%
Alumina Ltd.	466	808
Anglo American PLC	14,945	268,687
Antofagasta PLC	6,389	81,383
ArcelorMittal (a)	12,535	323,357
BHP Billiton Ltd.	34,230	694,177
BHP Billiton PLC	22,510	397,211
BlueScope Steel Ltd.	6,941	59,960
Boliden AB	4,189	142,088
Fortescue Metals Group Ltd.	18,067	73,167
Freeport-McMoRan, Inc. (a)	8,525	119,691
Fresnillo PLC	2,356	44,392
Glencore PLC (a)	130,406	598,564
Hitachi Metals Ltd.	5,000	69,679
JFE Holdings, Inc.	5,000	97,799
Kobe Steel Ltd.	1,199	13,731
Mitsubishi Materials Corp.	2,700	93,520
Newcrest Mining Ltd.	7,017	115,498
Newmont Mining Corp.	3,695	138,600
Nippon Steel & Sumitomo Metal Corp.	8,643	198,734
Norsk Hydro ASA	16,444	119,988
Nucor Corp.	2,210	123,848
Randgold Resources Ltd.	890	86,986
Rio Tinto Ltd.	4,038	211,651
Rio Tinto PLC	13,185	613,750
South32 Ltd.	56,741	146,789
Sumitomo Metal Mining Co., Ltd.	2,500	80,483
thyssenkrupp AG	3,919	116,394
voestalpine AG	1,082	55,175

		5,086,110

Paper & Forest Products - 0.1%
Mondi PLC	3,496	93,991
Oji Holdings Corp.	14,000	75,594
Stora Enso Oyj - Class R	5,244	74,177

Company	Shares	U.S. $ Value
UPM-Kymmene Oyj	5,689	$154,349

		398,111

		16,748,851

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	632	75,189
American Tower Corp.	2,965	405,256
Apartment Investment & Management Co. - Class A	1,075	47,150
AvalonBay Communities, Inc.	945	168,607
Boston Properties, Inc.	1,100	135,168
British Land Co. PLC (The)	9,308	75,150
Crown Castle International Corp.	2,370	236,953
Daiwa House REIT Investment Corp.	13	31,116
Dexus	13,420	100,145
Digital Realty Trust, Inc.	1,030	121,880
Duke Realty Corp.	2,548	73,433
Equinix, Inc.	520	232,076
Equity Residential	2,540	167,462
Essex Property Trust, Inc.	478	121,426
Extra Space Storage, Inc.	883	70,569
Federal Realty Investment Trust	522	64,838
GGP, Inc.	4,044	83,994
Goodman Group	16,928	109,601
GPT Group (The)	17,105	66,653
Hammerson PLC	7,467	53,765
HCP, Inc.	2,880	80,150
Host Hotels & Resorts, Inc.	5,150	95,224
ICADE	1,592	142,032
Intu Properties PLC	9,588	29,640
Iron Mountain, Inc.	1,708	66,441
Japan Prime Realty Investment Corp.	7	23,390
Japan Real Estate Investment Corp.	12	57,697
Japan Retail Fund Investment Corp.	24	43,067
Kimco Realty Corp.	2,930	57,282
Klepierre SA	2,231	87,626
Land Securities Group PLC	9,737	126,993
Link REIT	21,500	174,837
Macerich Co. (The)	810	44,526
Mid-America Apartment Communities, Inc.	796	85,076
Mirvac Group	40,488	72,833
Nippon Building Fund, Inc.	13	64,812
Nippon Prologis REIT, Inc.	14	29,509
Nomura Real Estate Master Fund, Inc.	34	44,205
Prologis, Inc.	3,670	232,898
Public Storage	1,030	220,410
Realty Income Corp.	1,808	103,400
Regency Centers Corp.	1,033	64,087
SBA Communications Corp. (a)	870	125,324
Scentre Group	50,683	156,454
Segro PLC	8,541	61,407
Simon Property Group, Inc.	2,216	356,798
SL Green Realty Corp.	676	68,492
Stockland	23,010	77,707
UDR, Inc.	1,828	69,519
Unibail-Rodamco SE	1,361	331,189
United Urban Investment Corp.	26	38,080
Ventas, Inc.	2,441	158,982

Company	Shares	U.S. $ Value
Vicinity Centres	39,646	$82,807
Vornado Realty Trust	1,185	91,103
Welltower, Inc.	2,475	173,943
Westfield Corp.	18,793	115,710
Weyerhaeuser Co.	5,198	176,888

		6,470,969

Real Estate Management & Development - 0.6%
Aeon Mall Co., Ltd.	1,700	30,262
Azrieli Group Ltd.	811	45,106
CapitaLand Ltd.	35,000	92,606
CBRE Group, Inc. - Class A (a)	2,065	78,222
City Developments Ltd.	11,000	92,176
CK Asset Holdings Ltd.	25,719	213,811
Daito Trust Construction Co., Ltd.	700	127,528
Daiwa House Industry Co., Ltd.	6,000	207,255
Deutsche Wohnen SE	3,212	136,505
Global Logistic Properties Ltd.	80,329	195,724
Hang Lung Properties Ltd.	14,000	33,332
Henderson Land Development Co., Ltd.	25,141	167,222
Hongkong Land Holdings Ltd.	14,000	100,949
Hulic Co., Ltd.	6,591	64,628
Kerry Properties Ltd.	8,500	35,305
LendLease Group	10,380	146,246
Mitsubishi Estate Co., Ltd.	13,000	225,932
Mitsui Fudosan Co., Ltd.	10,000	216,830
New World Development Co., Ltd.	82,122	118,496
Nomura Real Estate Holdings, Inc.	3,600	76,796
Sino Land Co., Ltd.	16,000	28,208
Sumitomo Realty & Development Co., Ltd.	3,843	116,271
Sun Hung Kai Properties Ltd.	15,000	244,354
Swire Properties Ltd.	25,389	86,224
Swiss Prime Site AG (REG) (a)	976	87,738
Tokyu Fudosan Holdings Corp.	7,989	48,221
Vonovia SE	5,710	243,176
Wharf Holdings Ltd. (The)	13,000	116,300
Wheelock & Co., Ltd.	17,000	120,001

		3,495,424

		9,966,393

Utilities - 1.7%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,588	66,013
American Electric Power Co., Inc.	3,425	240,572
AusNet Services	37,398	49,626
Chubu Electric Power Co., Inc.	6,100	75,810
Chugoku Electric Power Co., Inc. (The)	4,000	42,493
CK Infrastructure Holdings Ltd.	15,000	129,316
CLP Holdings Ltd.	12,500	128,333
DONG Energy A/S (c)	1,822	104,441
Duke Energy Corp.	4,782	401,305
Edison International	2,265	174,790
EDP - Energias de Portugal SA	25,431	95,892
Electricite de France SA	11,071	134,461
Endesa SA	3,024	68,237
Enel SpA	88,110	530,802
Entergy Corp.	1,225	93,541

Company	Shares	U.S. $ Value
Eversource Energy	2,210	$133,572
Exelon Corp.	6,397	240,975
FirstEnergy Corp.	2,935	90,486
Fortum Oyj	4,228	84,484
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	104,180	95,204
Iberdrola SA	62,572	486,537
Kansai Electric Power Co., Inc. (The)	8,491	108,680
Kyushu Electric Power Co., Inc.	4,100	43,556
Mercury NZ Ltd.	13,502	33,073
NextEra Energy, Inc.	3,245	475,555
PG&E Corp.	3,475	236,613
Pinnacle West Capital Corp.	785	66,380
Power Assets Holdings Ltd.	8,500	73,781
PPL Corp.	4,695	178,175
Red Electrica Corp. SA	5,707	120,045
Southern Co. (The)	6,810	334,643
SSE PLC	10,739	200,950
Terna Rete Elettrica Nazionale SpA	23,069	134,794
Tohoku Electric Power Co., Inc.	4,300	54,715
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	55,749
Xcel Energy, Inc.	3,520	166,566

		5,750,165

Gas Utilities - 0.1%
APA Group	12,605	82,687
Gas Natural SDG SA	3,334	73,857
Hong Kong & China Gas Co., Ltd.	79,344	149,510
Osaka Gas Co., Ltd.	3,600	66,911
Toho Gas Co., Ltd.	2,018	59,089
Tokyo Gas Co., Ltd.	3,800	93,056

		525,110

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	4,585	50,527
Electric Power Development Co., Ltd.	1,600	40,193
Meridian Energy Ltd.	18,542	38,103
NRG Energy, Inc.	2,190	56,042

		184,865

Multi-Utilities - 0.6%
AGL Energy Ltd.	6,423	117,943
Ameren Corp.	1,660	96,014
CenterPoint Energy, Inc.	2,995	87,484
Centrica PLC	64,140	160,758
CMS Energy Corp.	1,920	88,934
Consolidated Edison, Inc.	2,130	171,848
Dominion Energy, Inc.	4,385	337,338
DTE Energy Co.	1,270	136,347
E.ON SE	23,845	270,317
Engie SA	18,347	311,558
Innogy SE (c)	1,395	62,146
National Grid PLC	36,605	453,373
NiSource, Inc.	2,205	56,426
Public Service Enterprise Group, Inc.	3,505	162,106
RWE AG (a)	5,973	135,886
SCANA Corp.	995	48,248
Sempra Energy	1,760	200,869

Company	Shares	U.S. $ Value
Suez	5,769	$105,335
United Utilities Group PLC	8,008	91,694
Veolia Environnement SA	2,727	63,016
WEC Energy Group, Inc.	2,188	137,363

		3,295,003

Water Utilities - 0.0%
American Water Works Co., Inc.	1,221	98,791
Severn Trent PLC	2,239	65,219

		164,010

		9,919,153

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	42,926	1,681,411
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	35,781
BT Group PLC	89,935	342,067
CenturyLink, Inc. (b)	3,810	72,009
Deutsche Telekom AG (REG)	34,368	641,798
Elisa Oyj	1,354	58,330
HKT Trust & HKT Ltd. - Class SS	55,098	67,007
Iliad SA	332	88,247
Inmarsat PLC	6,433	55,520
Koninklijke KPN NV	28,755	98,681
Level 3 Communications, Inc. (a)	1,997	106,420
Nippon Telegraph & Telephone Corp.	7,400	339,073
Orange SA	18,911	309,648
Proximus SADP	1,568	54,055
Singapore Telecommunications Ltd.	76,000	206,307
Spark New Zealand Ltd.	17,417	45,985
Swisscom AG (REG)	247	126,638
TDC A/S	10,476	61,437
Telecom Italia SpA/Milano (ordinary shares) (a)	150,129	140,826
Telefonica Deutschland Holding AG	17,113	96,169
Telefonica SA	50,008	543,440
Telenor ASA	7,146	151,385
Telia Co. AB	24,258	114,387
Telstra Corp., Ltd.	40,732	111,584
TPG Telecom Ltd.	8,880	33,994
Verizon Communications, Inc.	28,445	1,407,743

		6,989,942

Wireless Telecommunication Services - 0.4%
KDDI Corp.	19,550	515,337
Millicom International Cellular SA	641	42,344
NTT DOCOMO, Inc.	14,767	337,526
SoftBank Group Corp.	8,822	715,431
StarHub Ltd.	23,000	44,161
Tele2 AB - Class B	3,826	43,843
Vodafone Group PLC	283,081	792,680

		2,491,322

		9,481,264

Total Common Stocks (cost $237,068,446)		307,079,350

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 29.2%
United States – 29.2%
U.S. Treasury Bonds
2.25%, 8/15/46	$5,033	$4,426,246
2.50%, 2/15/45	520	485,063
2.75%, 8/15/42	920	909,363
2.875%, 5/15/43-8/15/45	5,597	5,626,490
3.00%, 5/15/45-5/15/47	1,633	1,680,188
3.125%, 11/15/41-2/15/43	2,825	2,985,192
3.50%, 2/15/39	358	404,316
3.625%, 8/15/43	3,475	3,989,191
3.75%, 8/15/41	220	257,228
3.875%, 8/15/40	280	333,025
4.25%, 5/15/39	240	300,300
4.375%, 11/15/39-5/15/41	1,258	1,602,851
4.50%, 8/15/39	220	284,522
4.75%, 2/15/37-2/15/41	2,661	3,537,931
5.375%, 2/15/31	650	870,695
6.00%, 2/15/26	2,846	3,665,114
6.25%, 8/15/23-5/15/30	724	1,004,627
6.875%, 8/15/25	590	790,231
7.25%, 8/15/22	775	966,570
7.625%, 2/15/25	55	75,556
8.00%, 11/15/21	9,123	11,365,262
U.S. Treasury Notes
1.00%, 9/30/19	995	985,672
1.125%, 2/28/21-9/30/21	2,905	2,841,085
1.25%, 11/30/18-10/31/21	21,979	21,828,294
1.375%, 12/31/18-5/31/21	12,309	12,238,217
1.50%, 5/31/19-8/15/26	8,738	8,608,762
1.625%, 6/30/20-2/15/26	14,732	14,392,100
1.75%, 3/31/22-5/15/23	6,871	6,814,907
1.875%, 11/30/21-8/31/22	6,146	6,145,164
2.00%, 11/15/21-11/15/26	15,816	15,765,101
2.125%, 8/15/21-5/15/25	5,862	5,868,694
2.25%, 11/15/24-8/15/27	3,051	3,034,919
2.375%, 8/15/24-5/15/27	1,829	1,844,630
2.50%, 8/15/23-5/15/24	2,242	2,297,174
2.625%, 8/15/20-11/15/20	3,700	3,807,024
2.75%, 2/15/19-11/15/23	3,189	3,265,675
3.125%, 5/15/21	394	412,831
3.375%, 11/15/19	1,890	1,964,123
3.50%, 5/15/20	910	955,216
3.625%, 2/15/20-2/15/21	13,021	13,794,235

Total Governments - Treasuries (cost $173,642,357)		172,423,784

	Shares
INVESTMENT COMPANIES – 14.6%
Funds and Investment Trusts – 14.6% (d)
iShares Core MSCI Emerging Markets ETF	644,492	34,815,458
iShares International Developed Real Estate ETF	293,373	8,557,691
SPDR S&P MidCap 400 ETF Trust	40,670	13,271,841
Vanguard Global ex-U.S. Real Estate ETF (b)	150,903	8,965,147
Vanguard Mid-Cap ETF	18,523	2,722,881
Vanguard REIT ETF	140,365	11,662,928

Company	Shares	U.S. $ Value
Vanguard Small-Cap ETF (b)	45,948	$6,493,371

Total Investment Companies (cost $78,279,089)		86,489,317

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies - 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.83% (d) (e)(f) (cost $20,303,299)	20,303,299	20,303,299

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $509,293,191)		586,295,750

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.83% (d) (e)(f) (cost $1,043,218)	1,043,218	1,043,218

Total Investments - 99.3% (cost $510,336,409) (g)		587,338,968
Other assets less liabilities - 0.7% (h)		4,306,544

Net Assets - 100.0%		$591,645,512

FUTURES

Description	Number of Contracts	Expiration Month		Notional (000)	Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	44	December 2017	CAD	4,400	$4,849,824	$4,771,148	$(78,676)
Euro-Bund Futures	25	December 2017	EUR	2,500	4,785,550	4,757,444	(28,106)
FTSE 100 Index Futures	37	December 2017	GBP	0	3,636,126	3,633,964	(2,162)
Mini MSCI EAFE Futures	11	December 2017	USD	1	1,082,509	1,088,120	5,611
TOPIX Index Futures	2	December 2017	JPY	20	284,501	297,712	13,211
U.S. T-Note 5 Yr (CBT) Futures	17	December 2017	USD	1,700	2,009,654	1,997,500	(12,154)
U.S. T-Note 10 Yr (CBT) Futures	201	December 2017	USD	20,100	25,455,041	25,187,813	(267,228)
U.S. Ultra Bond (CBT) Futures	46	December 2017	USD	4,600	7,683,169	7,595,750	(87,419)
Sold Contracts
Euro STOXX 50 Index Futures	108	December 2017	EUR	1	4,504,771	4,564,594	(59,823)
S&P 500 E Mini Futures	32	December 2017	USD	2	3,943,524	4,025,760	(82,236)
SPI 200 Futures	96	December 2017	AUD	2	10,732,262	10,670,348	61,914

							$(537,068)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,162	CAD	2,656	12/18/17	$(31,679)
Barclays Bank PLC	CAD	1,304	USD	1,053	12/18/17	7,074
Barclays Bank PLC	GBP	1,623	USD	2,085	12/18/17	(94,925)
Barclays Bank PLC	JPY	199,062	USD	1,837	12/18/17	61,445
BNP Paribas SA	AUD	4,840	USD	3,814	12/18/17	21,002
BNP Paribas SA	USD	1,967	NZD	2,687	12/18/17	(28,937)
Citibank, NA	NOK	7,781	USD	1,002	12/18/17	23,315
Credit Suisse International	CHF	2,845	USD	2,945	12/18/17	(8,351)
Credit Suisse International	EUR	11,037	USD	13,271	12/18/17	171,439
Credit Suisse International	JPY	385,194	USD	3,507	12/18/17	71,676
Credit Suisse International	USD	16,905	AUD	21,224	12/18/17	(271,587)
Credit Suisse International	USD	2,366	NOK	18,366	12/18/17	(56,080)
Goldman Sachs Bank USA	USD	11,668	EUR	9,728	12/18/17	(122,808)
JPMorgan Chase Bank, NA	EUR	11,037	USD	13,272	12/18/17	171,663
JPMorgan Chase Bank, NA	JPY	322,411	USD	2,890	12/18/17	13,950
Royal Bank of Scotland PLC	CHF	4,381	USD	4,611	12/18/17	63,161
Royal Bank of Scotland PLC	SEK	10,014	USD	1,263	12/18/17	28,183
Royal Bank of Scotland PLC	USD	623	GBP	458	12/18/17	(7,712)
State Street Bank & Trust Co.	SEK	12,024	USD	1,519	12/18/17	35,687
UBS AG	AUD	12,317	USD	9,801	12/18/17	147,725
UBS AG	GBP	1,393	USD	1,825	12/18/17	(46,709)

						$147,532

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
UBS AG
Russell 2000 Total	LIBOR Minus
Return Index	1,256	0.40%	Quarterly	$8,501	2/15/18	$669,617
Pay Total Return on Reference Obligation
Citibank, NA
S&P 500 Total Return	LIBOR Plus
Index	3,575	0.26%	Quarterly	17,335	12/15/17	(128,749)

						$540,868

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $970,304 or 0.2% of net assets.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,205,678 and gross unrealized depreciation of investments was $(10,051,787), resulting in net unrealized appreciation of $77,153,891.
(h)	An amount of U.S. $1,744,691 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$22,733,632		$33,126,682		$	– 0	–	$55,860,314
Information Technology	35,701,462		9,034,907			– 0	–	44,736,369
Health Care	22,337,498		16,069,535			– 0	–	38,407,033
Industrials	15,934,151		22,071,815			– 0	–	38,005,966
Consumer Discretionary	18,446,261		18,859,848			– 0	–	37,306,109
Consumer Staples	12,861,659		16,851,738			– 0	–	29,713,397
Energy	9,173,321		7,761,180			– 0	–	16,934,501
Materials	4,600,289		12,148,562			– 0	–	16,748,851
Real Estate	4,572,911		5,393,482			– 0	–	9,966,393
Utilities	4,665,626		5,253,527			– 0	–	9,919,153
Telecommunication Services	3,370,371		6,110,893			– 0	–	9,481,264
Governments - Treasuries	– 0	–	172,423,784			– 0	–	172,423,784
Investment Companies	86,489,317		– 0	–		– 0	–	86,489,317
Short-Term Investments	20,303,299		– 0	–		– 0	–	20,303,299

Investments in Securities:	Level 1		Level 2		Level 3			Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,043,218		– 0	–		– 0	–	1,043,218

Total Investments in Securities	262,233,015		325,105,953			– 0	–	587,338,968
Other Financial Instruments (a):
Assets:
Futures	5,611		75,125			– 0	–	80,736
Forward Currency Exchange Contracts	– 0	–	816,320			– 0	–	816,320
Total Return Swaps	– 0	–	669,617			– 0	–	669,617
Liabilities:
Futures	(555,819)		(61,985)			– 0	–	(617,804)
Forward Currency Exchange Contracts	– 0	–	(668,788)			– 0	–	(668,788)
Total Return Swaps	– 0	–	(128,749)			– 0	–	(128,749)

Total (b)	$261,682,807		$325,807,493		$	– 0	–	$587,490,300

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market	$21,929	$91,674	$93,300	$20,303	$118
Government Money Market*	8,035	168,376	175,368	1,043	26

Total	$29,964	$260,050	$268,668	$21,346	$144

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 51.0%
Funds and Investment Trusts - 51.0%
AB Global Bond Fund, Inc.-Class Z (a)(b) (cost $5,431,084)		642,653	$5,411,137

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 32.4%
Australia - 1.0%
Australia Government Bond
Series 128
5.75%, 7/15/22 (c)	AUD	75	67,794
Series 142
4.25%, 4/21/26 (c)		45	39,352

			107,146

Belgium - 1.8%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (c)	EUR	27	46,602
Series 72
2.60%, 6/22/24 (c)		53	72,574
Series 81
0.80%, 6/22/27 (c)		61	72,507

			191,683

Canada - 1.5%
Canadian Government Bond
1.00%, 6/01/27	CAD	80	57,826
2.50%, 6/01/24		105	87,132
2.75%, 12/01/48		15	12,683

			157,641

France - 1.2%
French Republic Government Bond OAT
2.50%, 5/25/30 (c)	EUR	35	48,483
3.50%, 4/25/26 (c)		50	73,919

			122,402

Germany - 1.5%
Bundesobligation
Series 175
Zero Coupon, 4/08/22 (c)		50	59,812
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (c)		64	97,904

			157,716

Italy - 5.7%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		75	91,138
3.45%, 3/01/48 (c)		13	15,653
3.75%, 5/01/21		262	347,244

	Principal Amount (000)		U.S. $ Value
4.50%, 8/01/18	U.S.$	45	$55,337
5.50%, 11/01/22		65	94,345

			603,717

Mexico - 1.9%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,045	56,988
8.00%, 6/11/20		1,280	72,490
Series M 20
10.00%, 12/05/24		1,080	70,226

			199,704

New Zealand - 0.5%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (c)	NZD	65	54,051

Russia - 0.3%
Russian Federal Bond-OFZ
Series 6214
6.40%, 5/27/20	RUB	1,850	31,311

South Africa - 0.5%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	724	48,397
Series R213
7.00%, 2/28/31		150	9,227

			57,624

Spain - 1.5%
Spain Government Bond
1.95%, 7/30/30 (c)	EUR	13	15,374
2.15%, 10/31/25 (c)		20	25,371
2.90%, 10/31/46 (c)		29	34,709
4.10%, 7/30/18 (c)		45	55,142
4.20%, 1/31/37 (c)		21	31,725
5.15%, 10/31/44 (c)		1	1,718

			164,039

Sweden - 0.6%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	430	61,444

United Kingdom - 5.5%
United Kingdom Gilt
1.50%, 7/22/26 (c)	GBP	45	61,508
1.75%, 9/07/22 (c)		20	28,061
2.00%, 7/22/20-9/07/25 (c)		115	162,835
2.25%, 9/07/23 (c)		78	112,610
3.25%, 1/22/44 (c)		55	93,300

	Principal Amount (000)		U.S. $ Value
4.25%, 12/07/27 (c)	U.S.$	75	$127,978

			586,292

United States - 8.9%
U.S. Treasury Bonds
2.875%, 5/15/43-11/15/46		109	109,637
3.00%, 11/15/44-11/15/45		95	97,825
3.625%, 8/15/43		90	103,317
6.25%, 5/15/30		90	127,758
U.S. Treasury Notes
1.625%, 2/15/26-5/15/26		70	66,452
1.75%, 6/30/22		130	129,045
2.00%, 2/15/25-11/15/26		98	96,008
2.125%, 12/31/22		55	55,395
2.25%, 2/15/27		155	154,080

			939,517

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (c)	UYU	146	5,193

Total Governments - Treasuries (cost $3,348,007)			3,439,480

CORPORATES - INVESTMENT GRADE - 4.1%
Industrial - 3.2%
Basic - 0.2%
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	U.S.$	2	2,114
Glencore Funding LLC
4.00%, 4/16/25 (c)		5	5,078
4.125%, 5/30/23 (c)		5	5,199
4.625%, 4/29/24 (c)		4	4,249
Mosaic Co. (The)
5.625%, 11/15/43		5	5,108

			21,748

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (d)		5	5,271

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		5	5,135
4.908%, 7/23/25		15	16,050
Cox Communications, Inc.
2.95%, 6/30/23 (c)		8	7,889

			29,074

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.40%, 8/14/24-5/15/25		13	12,980
3.60%, 2/17/23		7	7,213

	Principal Amount (000)		U.S. $ Value
4.125%, 2/17/26	U.S.$	12	$12,326
4.90%, 8/14/37		10	10,109
Verizon Communications, Inc.
2.625%, 8/15/26		10	9,378
3.50%, 11/01/24		5	5,095

			57,101

Consumer Non-Cyclical - 0.6%
AbbVie, Inc.
2.50%, 5/14/20		4	4,047
3.60%, 5/14/25		10	10,387
Mylan NV
3.15%, 6/15/21		11	11,190
3.95%, 6/15/26		5	5,094
Reynolds American, Inc.
4.45%, 6/12/25		10	10,728
5.85%, 8/15/45		3	3,641
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		25	23,082

			68,169

Energy - 0.5%
Energy Transfer LP
4.65%, 6/01/21		5	5,313
EnLink Midstream Partners LP
4.15%, 6/01/25		13	13,139
Enterprise Products Operating LLC
3.70%, 2/15/26		10	10,285
Hess Corp.
4.30%, 4/01/27		12	11,937
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		12	11,701

			52,375

Services - 0.2%
Expedia, Inc.
3.80%, 2/15/28 (c)		6	5,945
S&P Global, Inc.
4.40%, 2/15/26		15	16,163

			22,108

Technology - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		5	5,146
3.875%, 1/15/27 (c)		5	5,150
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		20	21,899
6.02%, 6/15/26 (c)		5	5,547

	Principal Amount (000)		U.S. $ Value
HP, Inc.
4.65%, 12/09/21	U.S.$	10	$10,768
KLA-Tencor Corp.
4.65%, 11/01/24		15	16,273
Seagate HDD Cayman
4.875%, 3/01/24 (c)		5	4,929
VMware, Inc.
2.95%, 8/21/22		6	6,035
Western Digital Corp.
7.375%, 4/01/23 (c)		10	10,950

			86,697

			342,543

Financial Institutions - 0.9%
Banking - 0.8%
Bank of America Corp.
3.824%, 1/20/28		15	15,408
3.875%, 8/01/25		20	20,972
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24-1/26/27		13	13,477
Series E
1.625%, 7/27/26 (c)	EUR	5	5,923
JPMorgan Chase & Co.
3.782%, 2/01/28	U.S.$	16	16,461
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		15	15,300

			87,541

REITS - 0.1%
VEREIT Operating Partnership LP
4.60%, 2/06/24 5			5,241

			92,782

Total Corporates - Investment Grade (cost $424,601)			435,325

INFLATION-LINKED SECURITIES - 3.4%
Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	56	60,246

New Zealand - 0.1%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (c)	NZD	20	14,633

United States - 2.7%
U.S. Treasury Inflation Index
0.125%, 4/15/20 (TIPS)	U.S.$	183	183,812

	Principal Amount (000)		U.S. $ Value
0.25%, 1/15/25 (TIPS)	U.S.$	98	$97,215

			281,027

Total Inflation-Linked Securities (cost $347,714)			355,906

GOVERNMENTS - SOVEREIGN AGENCIES - 2.7%
Canada - 2.7%
Canada Housing Trust No. 1
1.70%, 12/15/17 (c)	CAD	60	48,146
3.80%, 6/15/21 (c)		285	243,244

Total Governments - Sovereign Agencies (cost $291,481)			291,390

MORTGAGE PASS-THROUGHS - 2.6%
Agency Fixed Rate 30-Year - 2.5%
Federal National Mortgage Association
3.50%, 10/01/47, TBA	U.S.$	55	56,697
4.00%, 10/25/47, TBA		119	125,624
4.50%, 10/25/47, TBA		75	80,496

			262,817

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	12	11,411

Total Mortgage Pass-Throughs (cost $274,446)			274,228

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.3%
Canada - 1.3%
Province of Ontario Canada
2.40%, 6/02/26		15	11,701
2.60%, 6/02/25-6/02/27		80	63,057
Province of Quebec Canada
2.75%, 9/01/27		80	63,763

Total Local Governments - Provincial Bonds (cost $138,948)			138,521

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Risk Share Floating Rate - 1.2%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 11/25/24 (e)	U.S.$	13	14,587
Series 2015-C01, Class 1M2
5.537% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		8	8,693
Series 2015-C01, Class 2M2
5.787% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		14	14,497
Series 2015-C02, Class 2M2
5.237% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		21	22,645

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 7/25/25 (e)	U.S.$	10	$10,569
Series 2016-C01, Class 1M2
7.987% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		13	14,739
Series 2016-C01, Class 2M2
8.187% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		13	14,787
Series 2016-C02, Class 1M2
7.237% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		15	17,378
Series 2016-C04, Class 1M2
5.487% (LIBOR 1 Month + 4.25%), 1/25/29 (e)		10	10,955

Total Collateralized Mortgage Obligations (cost $121,504)			128,850

EMERGING MARKETS - TREASURIES - 1.1%
Argentina - 0.4%
Argentina POM Politica Monetaria
Series POM
26.25%, 6/21/20 (e)	ARS	44	2,679
Argentine Bonos del Tesoro
15.50%, 10/17/26		205	12,583
16.00%, 10/17/23		389	23,212

			38,474

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	140	45,817

Turkey - 0.3%
Turkey Government Bond
11.00%, 2/24/27	TRY	95	27,150

Total Emerging Markets - Treasuries (cost $113,943)			111,441

CORPORATES - NON-INVESTMENT GRADE - 1.0%
Industrial - 0.9%
Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	8	8,351
Series T
5.80%, 3/15/22		8	7,975
Series Y
7.50%, 4/01/24		5	5,177

	Principal Amount (000)		U.S. $ Value
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (c)	U.S.$	9	$8,615

			30,118

Consumer Non-Cyclical - 0.4%
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		5	4,943
6.25%, 3/31/23		5	4,927
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (c)		7	6,963
5.75%, 8/01/22 (c)		3	2,925
Tenet Healthcare Corp.
4.375%, 10/01/21		6	6,079
4.50%, 4/01/21		5	5,096
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (c)		5	4,416
6.125%, 4/15/25 (c)		4	3,503

			38,852

Energy - 0.2%
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)		6	6,136
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		10	7,462
Nabors Industries, Inc.
5.50%, 1/15/23		3	2,981
QEP Resources, Inc.
5.25%, 5/01/23		10	9,733

			26,312

Transportation - Services - 0.0%
Hertz Corp. (The)
5.50%, 10/15/24 (c)		5	4,510

			99,792

Financial Institutions - 0.1%
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		10	10,719

Total Corporates - Non-Investment Grade (cost $111,396)			110,511

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.818%, 11/15/48 (f)		10	9,886
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		12	9,943

Total Commercial Mortgage-Backed Securities (cost $22,153)			19,829

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Mexico - 0.2%
Petroleos Mexicanos
5.375%, 3/13/22 (c) (cost $14,928)	U.S.$	15	$16,003

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		9	9,662
8.75%, 5/23/26		5	6,018

Total Emerging Markets - Corporate Bonds (cost $13,926)			15,680

EMERGING MARKETS - SOVEREIGNS - 0.1%
Argentina - 0.1%
Argentine Republic Government International Bond
5.625%, 1/26/22 (cost $6,000)		6	6,300

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (a)(b)(g) (cost $203,289)		203,289	203,289

Total Investments - 103.3% (cost $10,863,420) (h)			10,957,890
Other assets less liabilities - (3.3) % (i)			(353,537)

Net Assets - 100.0%			$10,604,353

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	7	December 2017	JPY	70,000	$939,748	$935,490	$(4,258)
Sold Contracts
Euro-BOBL Futures	1	December 2017	EUR	100	155,715	155,042	673
Euro-Schatz Futures	1	December 2017	EUR	100	132,572	132,526	46
U.S. 10 Yr Ultra Futures	1	December 2017	USD	100	135,920	134,328	1,592

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr (CBT) Futures	2	December 2017	USD	200	$236,380	$235,000	$1,380

							$(567)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	124,657	USD	112	10/26/17	$2,701
Barclays Bank PLC	TWD	2,536	USD	84	11/22/17	(65)
Barclays Bank PLC	USD	85	TWD	2,544	11/22/17	(840)
BNP Paribas SA	GBP	596	USD	807	12/01/17	7,509
Credit Suisse International	BRL	334	USD	105	10/03/17	(579)
Credit Suisse International	USD	105	BRL	334	10/03/17	28
Standard Chartered Bank	BRL	334	USD	105	10/03/17	(28)
Standard Chartered Bank	USD	105	BRL	334	10/03/17	788
Standard Chartered Bank	BRL	334	USD	104	11/03/17	(756)
Standard Chartered Bank	USD	24	RUB	1,409	11/22/17	(114)
Standard Chartered Bank	CNY	440	USD	67	11/28/17	758
State Street Bank & Trust Co.	EUR	1,027	USD	1,182	10/04/17	(31,654)
State Street Bank & Trust Co.	CAD	28	MXN	402	10/06/17	(468)
State Street Bank & Trust Co.	MXN	3,615	USD	201	10/06/17	2,984
State Street Bank & Trust Co.	USD	64	MXN	1,137	10/06/17	(1,611)
State Street Bank & Trust Co.	USD	49	TRY	172	10/17/17	(1,417)
State Street Bank & Trust Co.	CAD	847	USD	676	11/10/17	(2,938)
State Street Bank & Trust Co.	USD	38	CAD	46	11/10/17	(747)
State Street Bank & Trust Co.	AUD	317	USD	253	11/30/17	4,542
State Street Bank & Trust Co.	NZD	97	USD	71	11/30/17	363
State Street Bank & Trust Co.	NZD	57	USD	41	11/30/17	(31)
State Street Bank & Trust Co.	USD	86	AUD	110	11/30/17	74
State Street Bank & Trust Co.	USD	205	GBP	151	12/01/17	(2,616)
State Street Bank & Trust Co.	JPY	1,793	USD	16	12/05/17	165
State Street Bank & Trust Co.	ZAR	579	USD	43	12/07/17	719
State Street Bank & Trust Co.	SEK	506	USD	63	12/13/17	673

						$(22,560)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30,2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00%	Quarterly	3.14%	USD	9	$706	$547	$159
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.26	USD	200	15,927	14,976	951
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.53	USD	1,100	23,517	15,738	7,779

						$40,150	$31,261	$8,889

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EM Series 23, 5 Year Index, 6/20/20*	1.00%	Quarterly	2.14%	USD	147	$(4,276)	$(6,849)	$2,573
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.72	USD	6	(1,452)	(99)	(1,353)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	5.23	USD	100	(11,012)	(588)	(10,424)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.72	USD	6	(1,451)	(102)	(1,349)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.72	USD	11	(2,661)	(198)	(2,463)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.72	USD	12	(2,903)	(191)	(2,712)

						$(23,755)	$(8,027)	$(15,728)

*	Termination date

(a)	Affiliated investments.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $1,866,473 or 17.6% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at September 30, 2017.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $201,908 and gross unrealized depreciation of investments was $(137,404), resulting in net unrealized appreciation of $64,504.
(i)	An amount of U.S. $11,048 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Country Breakdown1

September 30, 2017 (unaudited)

68.9%	United States
5.5%	Italy
5.5%	Canada
5.3%	United Kingdom
2.0%	Mexico
1.7%	Belgium
1.5%	Spain
1.4%	Germany
1.1%	Brazil
1.1%	France
1.0%	Australia
0.6%	New Zealand
0.6%	Sweden
1.9%	Other
1.9%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Argentina, Israel, Russia, South Africa, Switzerland, Turkey and Uruguay.

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$5,411,137		$	– 0	–	$	– 0	–	$5,411,137
Governments - Treasuries	– 0	–		3,439,480			– 0	–	3,439,480
Corporates - Investment Grade	– 0	–		435,325			– 0	–	435,325
Inflation-Linked Securities	– 0	–		355,906			– 0	–	355,906
Governments - Sovereign Agencies	– 0	–		291,390			– 0	–	291,390
Mortgage Pass-Throughs	– 0	–		274,228			– 0	–	274,228
Local Governments - Provincial Bonds	– 0	–		138,521			– 0	–	138,521
Collateralized Mortgage Obligations	– 0	–		128,850			– 0	–	128,850

Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets - Treasuries	$	– 0	–	$111,441		$	– 0	–	$111,441
Corporates - Non-Investment Grade		– 0	–	110,511			– 0	–	110,511
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		19,829		19,829
Quasi-Sovereigns		– 0	–	16,003			– 0	–	16,003
Emerging Markets - Corporate Bonds		– 0	–	15,680			– 0	–	15,680
Emerging Markets - Sovereigns		– 0	–	6,300			– 0	–	6,300
Short-Term Investments		203,289		– 0	–		– 0	–	203,289

Total Investments in Securities		5,614,426		5,323,635			19,829		10,957,890
Other Financial Instruments (a):
Assets:
Futures		3,691		– 0	–		– 0	–	3,691
Forward Currency Exchange Contracts		– 0	–	21,304			– 0	–	21,304
Centrally Cleared Credit Default Swaps		– 0	–	40,150			– 0	–	40,150
Liabilities:
Futures		(4,258)		– 0	–		– 0	–	(4,258)
Forward Currency Exchange Contracts		– 0	–	(43,864)			– 0	–	(43,864)
Credit Default Swaps		– 0	–	(23,755)			– 0	–	(23,755)

Total (b)		$5,613,859		$5,317,470			$19,829		$10,951,158

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include credit default swaps which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Total
Balance as of 12/31/16	$21,371		$21,371
Accrued discounts/(premiums)	2		2
Realized gain (loss)	(44)		(44)
Change in unrealized appreciation/depreciation	(274)		(274)
Purchases/Payups	– 0	–	– 0	–
Sales/Paydowns	(1,226)		(1,226)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/17	$19,829		$19,829

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$(274)		$(274)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

												Distributions
Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 9/30/17 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market	$301	$2,118	$2,216		$	– 0	–	$	– 0	–	$203	$2	$	– 0	–
AB Global Bond Fund, Inc.	5,267	100	– 0	–		– 0	–		44		5,411	101		– 0	–

Total	$5,568	$2,218	$2,216		$	– 0	–		$44		$5,614	$103	$	– 0	–

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 34.6%
Funds and Investment Trusts - 34.6% (a)
iShares Core MSCI EAFE ETF	76,670	$4,919,914
iShares Core S&P 500 ETF	23,730	6,002,029
iShares MSCI EAFE ETF	90,720	6,212,506
iShares MSCI Emerging Markets ETF	36,660	1,642,735
iShares Russell 2000 ETF	11,040	1,635,907
SPDR S&P 500 ETF Trust	21,700	5,451,691
Vanguard S&P 500 ETF	26,920	6,212,059

Total Investment Companies (cost $27,506,552)		32,076,841

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 4.0%
United States - 4.0%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (TIPS) (cost $3,762,198)	$3,731	3,731,475

	Notional Amount
OPTIONS PURCHASED - CALLS – 0.1%
Options on Indices – 0.1%
Euro STOXX 50 Index
Expiration: Oct 2017; Contracts: 540; Exercise Price: EUR 3,600.00; Counterparty: Deutsche Bank AG (b)	EUR 540	14,557
iShares MSCI Emerging Markets ETF
Expiration: Nov 2017; Contracts: 139,200; Exercise Price: USD 47.00; Counterparty: Deutsche Bank AG (b)	USD 139,200	25,022

		39,579

Options on Funds and Investment Trusts – 0.0%
SPDR S&P 500 ETF Trust
Expiration: Oct 2017; Contracts: 390; Exercise Price: USD 253.00; Counterparty: Morgan Stanley & Co., Inc. (b)	USD 390	31,785

Total Options Purchased - Calls (premiums paid $85,744)		71,364

OPTIONS PURCHASED - PUTS – 0.0%
Options on Funds and Investment Trusts – 0.0%
SPDR S&P 500 ETF Trust
Expiration: Oct 2017; Contracts: 411; Exercise Price: USD 244.00; Counterparty: Morgan Stanley & Co., Inc. (b)	USD 41,100	16,029

Options on Indices – 0.0%
Euro STOXX 50 Index
Expiration: Oct 2017; Contracts: 460; Exercise Price: EUR 3,350.00; Counterparty: Goldman Sachs International (b)	EUR 460	1,591

Company	Notional Amount	U.S. $ Value
Euro STOXX 50 Index
Expiration: Oct 2017; Contracts: 890; Exercise Price: EUR 3,425.00; Counterparty: Deutsche Bank AG (b)	EUR 890	$5,867
FTSE 100 Index
Expiration: Oct 2017; Contracts: 120; Exercise Price: GBP 7,050.00; Counterparty: Deutsche Bank AG (b)	GBP 120	1,071
Nikkei 225 Index
Expiration: Oct 2017; Contracts: 9,000; Exercise Price: JPY 18,750.00; Counterparty: Morgan Stanley & Co. International PLC (b)	JPY 9,000	656

		9,185

Total Options Purchased - Puts (premiums paid $130,608)		25,214

	Shares
SHORT-TERM INVESTMENTS - 58.9%
Investment Companies - 26.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.83% (a)(c)(d) (cost $24,532,294)	24,532,294	24,532,294

	Principal Amount (000)
Governments - Treasuries - 21.7%
Japan - 21.7%
Japan Treasury Discount Bill
Series 707
Zero Coupon, 12/11/17	JPY 286,000	2,542,652
Series 710
Zero Coupon, 12/25/17	1,980,000	17,600,443

Total Governments - Treasuries (cost $20,276,983)		20,143,095

U.S. Treasury Bills – 10.7%
U.S. Treasury Bill Zero Coupon, 10/05/17-12/28/17 (cost $9,929,627)	$9,944	9,929,627

Total Short-Term Investments (cost $54,738,904)		54,605,016

U.S. $ Value
Total Investments - 97.6% (cost $86,224,006)(e)	$90,509,910
Other assets less liabilities - 2.4%(f)	2,258,377

Net Assets - 100.0%	$92,768,287

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	12	December 2017	AUD	1,200		$1,215,965	$1,195,819	$(20,146)
10 Yr Canadian Bond Futures	4	December 2017	CAD	400		440,898	433,741	(7,157)
Euro STOXX 50 Index Futures	193	December 2017	EUR	2		7,963,207	8,157,098	193,891
Euro-BTP Futures	13	December 2017	EUR	1,300		2,091,001	2,073,621	(17,380)
Euro-OAT Futures	13	December 2017	EUR	1,300		2,399,831	2,383,680	(16,151)
FTSE 100 Index Futures	21	December 2017	GBP	0	**	2,078,236	2,062,520	(15,716)
Long Gilt Futures	4	December 2017	GBP	400		679,170	663,997	(15,173)
Nikkei 225 (CME) Futures	16	December 2017	USD	0	**	1,588,525	1,630,800	42,275
S&P 500 E Mini Futures	95	December 2017	USD	5		11,707,768	11,951,475	243,707
S&P TSX 60 Index Futures	5	December 2017	CAD	1		703,212	736,285	33,073
SPI 200 Futures	7	December 2017	AUD	0	**	782,728	778,046	(4,682)
TOPIX Index Futures	18	December 2017	JPY	180		2,560,506	2,679,405	118,899
U.S. T-Note 10 Yr (CBT) Futures	24	December 2017	USD	2,400		3,039,408	3,007,500	(31,908)
U.S. Ultra Bond (CBT) Futures	3	December 2017	USD	300		501,122	495,375	(5,747)
Sold Contracts
Euro-Bund Futures	26	December 2017	EUR	2,600		4,976,898	4,947,742	29,156

								$526,941

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	286,146	USD	2,659	12/22/17	$105,786
Barclays Bank PLC	JPY	322,496	USD	2,976	12/18/17	99,545
Citibank, NA	JPY	1,892,104	USD	17,071	1/09/18	170,811
Royal Bank of Scotland PLC	CHF	866	USD	911	12/18/17	12,484
Royal Bank of Scotland PLC	JPY	88,427	USD	798	1/09/18	8,319
State Street Bank & Trust Co.	HKD	1,141	USD	146	12/18/17	(137)
State Street Bank & Trust Co.	SGD	190	USD	141	12/18/17	448
State Street Bank & Trust Co.	USD	3,377	EUR	2,812	12/18/17	(39,605)
UBS AG	AUD	1,080	USD	859	12/18/17	12,953
UBS AG	GBP	1,990	USD	2,606	12/18/17	(66,715)
UBS AG	USD	834	GBP	637	12/18/17	21,355

						$325,244

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Goldman Sachs International	460	EUR	3,225	October 2017	EUR	0	**	$18,723	$(545)
Euro STOXX 50 Index	Deutsche Bank AG	540	EUR	3,275	October 2017	EUR	1		5,064	(963)
Euro STOXX 50 Index	Deutsche Bank AG	890	EUR	3,300	October 2017	EUR	1		9,622	(1,974)
FTSE 100 Index	Deutsche Bank AG	120	GBP	6,800	October 2017	GBP	0	**	2,364	(441)
iShares MSCI Emerging Markets ETF	Deutsche Bank AG	139,200	USD	41.50	November 2017	USD	139		57,072	(33,099)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	9,000	JPY	18,000	October 2017	JPY	9		10,242	(183)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	801	USD	237.00	October 2017	USD	80		47,224	(14,418)

									$150,311	$(51,623)

**	Notional amount less than 500.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,787,489 and gross unrealized depreciation of investments was $(550,711), resulting in net unrealized appreciation of $5,236,778.
(f)	An amount of U.S. $1,545,208 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2017.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
SGD	–	Singapore Dollar
USD	–	United States Dollar
Glossary:
BTP	–	Buoni del Tesoro Poliennali
CBT	–	Chicago Board of Trade
CME	–	Chicago Mercantile Exchange
EAFE	–	Europe, Australia, and Far East
ETF	–	Exchange Traded Fund
FTSE	–	Financial Times Stock Exchange
MSCI	–	Morgan Stanley Capital International
OAT	–	Obligations Assimilables du Trésor
OSE	–	Osaka Securities Exchange
SPDR	–	Standard & Poor’s Depository Receipt
SPI	–	Share Price Index
TIPS	–	Treasury Inflation Protected Security
TOPIX	–	Tokyo Price Index
TSX	–	Toronto Stock Exchange

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

39.7%	United States
60.3%	Short-Term

100.0%

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$32,076,841		$	– 0	–	$	– 0	–	$32,076,841
Inflation-Linked Securities	– 0	–		3,731,475			– 0	–	3,731,475
Options Purchased - Calls	– 0	–		71,364			– 0	–	71,364
Options Purchased - Puts	– 0	–		25,214			– 0	–	25,214
Short-Term Investments:
Investment Companies	24,532,294			– 0	–		– 0	–	24,532,294

Investments in Securities:	Level 1		Level 2	Level 3			Total
Governments - Treasuries	– 0	–	20,143,095		– 0	–	20,143,095
U.S. Treasury Bills	– 0	–	9,929,627		– 0	–	9,929,627

Total Investments in Securities	56,609,135		33,900,775		– 0	–	90,509,910
Other Financial Instruments (a):
Assets:
Futures	348,211		312,790		– 0	–	661,001
Forward Currency Exchange Contracts	– 0	–	431,701		– 0	–	431,701
Liabilities:
Futures	(113,662)		(20,398)		– 0	–	(134,060)
Forward Currency Exchange Contracts	– 0	–	(106,457)		– 0	–	(106,457)
Put Options Written	– 0	–	(51,623)		– 0	–	(51,623)

Total (b)	$56,730,022		$34,236,687	$	– 0	–	$90,966,709

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market	$36,333	$32,089	$43,890	$24,532	$124

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Information Technology - 21.7%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	104,150	$1,725,766

Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	19,270	3,328,122
Alphabet, Inc.-Class C (a)	2,567	2,462,035
Facebook, Inc.-Class A (a)	14,650	2,503,245
Tencent Holdings Ltd.	57,200	2,500,823

		10,794,225

IT Services - 2.0%
Visa, Inc.-Class A	25,950	2,730,978

Semiconductors & Semiconductor Equipment - 6.7%
ams AG (a)	28,230	2,049,768
Broadcom Ltd.	9,970	2,418,124
Infineon Technologies AG	100,880	2,543,427
NVIDIA Corp.	12,968	2,318,290

		9,329,609

Software - 3.1%
Microsoft Corp.	34,400	2,562,456
salesforce.com, Inc. (a)	18,052	1,686,418

		4,248,874

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	9,145	1,409,427

		30,238,879

Health Care - 19.7%
Biotechnology - 2.1%
Foundation Medicine, Inc. (a)(b)	40,531	1,629,346
Regeneron Pharmaceuticals, Inc. (a)	2,890	1,292,177

		2,921,523

Health Care Equipment & Supplies - 7.2%
Abbott Laboratories	58,270	3,109,287
Danaher Corp.	28,800	2,470,464
Essilor International SA	17,737	2,198,280
West Pharmaceutical Services, Inc.	24,360	2,344,893

		10,122,924

Health Care Providers & Services - 3.2%
Apollo Hospitals Enterprise Ltd.	114,018	1,756,747
UnitedHealth Group, Inc.	14,200	2,781,070

		4,537,817

Life Sciences Tools & Services - 5.3%
Bio-Rad Laboratories, Inc.-Class A (a)	11,960	2,657,751
Bruker Corp.	79,770	2,373,158
ICON PLC (a)	20,250	2,306,070

		7,336,979

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.9%
Roche Holding AG	7,170	$1,832,797
Vectura Group PLC (a)	538,730	768,099

		2,600,896

		27,520,139

Financials - 19.1%
Banks - 5.7%
Bank Mandiri Persero Tbk PT	3,421,000	1,709,575
Credicorp Ltd.	7,300	1,496,646
HDFC Bank Ltd.	51,450	1,430,707
Svenska Handelsbanken AB-Class A	114,700	1,732,922
Swedbank AB-Class A	59,540	1,648,752

		8,018,602

Capital Markets - 6.0%
Charles Schwab Corp. (The)	58,750	2,569,725
MSCI, Inc.-Class A	28,590	3,342,171
Partners Group Holding AG	3,680	2,498,344

		8,410,240

Consumer Finance - 1.3%
Bharat Financial Inclusion Ltd. (a)	126,480	1,837,561

Insurance - 3.6%
AIA Group Ltd.	437,800	3,241,164
Prudential PLC	74,570	1,784,497

		5,025,661

Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp., Ltd.	129,360	3,429,425

		26,721,489

Industrials - 14.4%
Aerospace & Defense - 2.3%
Hexcel Corp.	54,429	3,125,313

Building Products - 2.5%
Kingspan Group PLC	82,570	3,511,271

Commercial Services & Supplies - 1.4%
China Everbright International Ltd.	1,554,000	1,958,247

Electrical Equipment - 4.3%
Schneider Electric SE (Paris) (a)	30,690	2,672,516
Vestas Wind Systems A/S	36,380	3,270,043

		5,942,559

Industrial Conglomerates - 1.9%
Siemens AG (REG)	19,010	2,682,489

Machinery - 2.0%
Xylem, Inc./NY	45,030	2,820,229

		20,040,108

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.1%
Auto Components - 1.9%
Delphi Automotive PLC	26,680	$2,625,312

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	15,920	1,372,463

Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	29,020	1,558,664

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	1,453	1,396,842

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc.-Class B	30,560	1,584,536

		8,537,817

Utilities - 4.9%
Water Utilities - 4.9%
American Water Works Co., Inc.	38,929	3,149,745
AquaVenture Holdings Ltd. (a)(b)	31,241	421,754
Beijing Enterprises Water Group Ltd. (a)	2,596,000	2,099,461
Cia de Saneamento Basico do Estado de Sao Paulo	107,800	1,132,748

		6,803,708

Consumer Staples - 3.1%
Food Products - 1.7%
Nestle SA (REG)	27,620	2,318,457
Household Products - 1.4%
Unicharm Corp.	87,700	2,008,801

		4,327,258

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.3%
SBA Communications Corp. (a)	12,170	1,753,089

Real Estate Management & Development - 0.9%
SM Prime Holdings, Inc.	1,914,100	1,299,435

		3,052,524

Materials - 2.0%
Chemicals - 2.0%
Ecolab, Inc.	21,690	2,789,551

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Telekomunikasi Indonesia Persero Tbk PT	5,604,500	1,949,129

Total Common Stocks (cost $95,390,268)		131,980,602

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(c)(d)(e) (cost $0)	591,845	0

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 5.5%
Time Deposit - 5.5%
State Street Time Deposit 0.12%, 10/02/17 (cost $7,690,312)	U.S.$	7,690	$7,690,312

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $103,080,580)			139,670,914

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (f)(g)(h) (cost $17,115)		17,115	17,115

Total Investments - 100.1% (cost $103,097,695) (i)			139,688,029
Other assets less liabilities - (0.1)%			(114,571)

Net Assets - 100.0%			$139,573,458

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	125	KRW	143,694	10/26/17	$168
Bank of America, NA	USD	683	CNY	4,551	11/16/17	475
Barclays Bank PLC	USD	1,720	TWD	51,428	11/22/17	(23,521)
Barclays Bank PLC	INR	433,571	USD	6,719	11/29/17	129,451
Barclays Bank PLC	CNY	2,716	USD	405	12/18/17	(1,696)
Barclays Bank PLC	USD	2,661	CAD	3,296	12/18/17	(17,877)
Barclays Bank PLC	USD	8,398	JPY	909,993	12/18/17	(280,891)
Barclays Bank PLC	USD	521	MXN	9,452	12/18/17	(8,565)
Barclays Bank PLC	USD	178	TWD	5,354	12/18/17	(1,193)
Barclays Bank PLC	USD	888	ZAR	11,647	12/18/17	(38,546)
Citibank, NA	USD	501	RUB	28,928	11/22/17	(3,755)
Deutsche Bank AG	USD	1,578	GBP	1,229	12/18/17	72,647
Goldman Sachs Bank USA	EUR	1,261	USD	1,513	12/18/17	15,920
Goldman Sachs Bank USA	HKD	12,558	USD	1,609	12/18/17	(1,475)
Royal Bank of Scotland PLC	CHF	2,979	USD	3,135	12/18/17	42,944
Royal Bank of Scotland PLC	EUR	531	USD	630	12/18/17	77
Royal Bank of Scotland PLC	JPY	102,517	USD	924	12/18/17	9,905
Standard Chartered Bank	USD	2,296	KRW	2,600,641	10/26/17	(24,201)
Standard Chartered Bank	CNY	35,129	USD	5,355	11/16/17	83,068
Standard Chartered Bank	INR	19,722	USD	304	11/29/17	4,732
Standard Chartered Bank	USD	2,541	AUD	3,193	12/18/17	(38,910)
State Street Bank & Trust Co.	CHF	118	USD	123	12/18/17	677

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	500	USD	599	12/18/17	$5,402
State Street Bank & Trust Co.	SEK	5,855	USD	739	12/18/17	17,377
State Street Bank & Trust Co.	USD	492	CAD	617	12/18/17	2,273
State Street Bank & Trust Co.	USD	418	CHF	403	12/18/17	662
State Street Bank & Trust Co.	USD	249	GBP	186	12/18/17	469
State Street Bank & Trust Co.	USD	195	JPY	21,925	12/18/17	152
State Street Bank & Trust Co.	USD	285	NOK	2,208	12/18/17	(6,928)
State Street Bank & Trust Co.	USD	187	ZAR	2,514	12/18/17	(3,384)
UBS AG	USD	3,473	GBP	2,652	12/18/17	88,908

						$24,365

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,098,573 and gross unrealized depreciation of investments was $(1,483,874), resulting in net unrealized appreciation of $36,614,699.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown1

September 30, 2017 (unaudited)

49.6%	United States
7.1%	China
6.1%	India
4.8%	Switzerland
3.8%	Germany
3.5%	France
2.6%	Indonesia
2.5%	Ireland
2.4%	Sweden
2.3%	Denmark
2.3%	Hong Kong
1.8%	United Kingdom
1.5%	Austria
4.2%	Other
5.5%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Japan, Norway, Peru and Philippines.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Information Technology	$23,144,861		$7,094,018		$	– 0	–	$30,238,879
Health Care	21,732,315		5,787,824			– 0	–	27,520,139
Financials	7,408,542		19,312,947			– 0	–	26,721,489
Industrials	9,456,813		10,583,295			– 0	–	20,040,108
Consumer Discretionary	8,537,817		– 0	–		– 0	–	8,537,817
Utilities	4,704,247		2,099,461			– 0	–	6,803,708
Consumer Staples	– 0	–	4,327,258			– 0	–	4,327,258
Real Estate	1,753,089		1,299,435			– 0	–	3,052,524
Materials	2,789,551		– 0	–		– 0	–	2,789,551
Telecommunication Services	– 0	–	1,949,129			– 0	–	1,949,129
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	– 0	–	7,690,312			– 0	–	7,690,312
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,115		– 0	–		– 0	–	17,115

Total Investments in Securities	79,544,350		60,143,679	(b)		– 0	–	139,688,029
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	475,307			– 0	–	475,307
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(450,942)			– 0	–	(450,942)

Total (d)	$79,544,350		$60,168,044			$–0	–	$139,712,394

(a)	The Portfolio held securities with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(d)	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 12/31/16	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$4,544	$24,019	$28,546	$17	$12

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.6%
Information Technology - 35.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	2,530	$479,713

Internet Software & Services - 14.5%
Alphabet, Inc.-Class C (a)	5,115	4,905,848
CoStar Group, Inc. (a)	1,990	533,818
Facebook, Inc.-Class A (a)	22,997	3,929,497
Trade Desk, Inc. (The)-Class A (a)	9,650	593,571

		9,962,734

IT Services - 6.0%
Fiserv, Inc. (a)	8,520	1,098,739
Visa, Inc.-Class A	28,960	3,047,751

		4,146,490

Semiconductors & Semiconductor Equipment - 4.6%
NVIDIA Corp.	5,120	915,302
Xilinx, Inc.	31,560	2,235,395

		3,150,697

Software - 7.1%
Adobe Systems, Inc. (a)	13,910	2,075,094
Electronic Arts, Inc. (a)	11,380	1,343,523
HubSpot, Inc. (a)	8,090	679,964
ServiceNow, Inc. (a)	4,047	475,644
Splunk, Inc. (a)	5,050	335,472

		4,909,697

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	10,925	1,683,761

		24,333,092

Health Care - 19.6%
Biotechnology - 2.9%
Biogen, Inc. (a)	6,424	2,011,483

Health Care Equipment & Supplies - 7.8%
Align Technology, Inc. (a)	2,363	440,156
Edwards Lifesciences Corp. (a)	17,210	1,881,225
Intuitive Surgical, Inc. (a)	2,150	2,248,642
Nevro Corp. (a)	8,510	773,389

		5,343,412

Health Care Providers & Services - 4.7%
Teladoc, Inc. (a)(b)	11,019	365,280
UnitedHealth Group, Inc.	14,608	2,860,977

		3,226,257

Health Care Technology - 1.7%
Cerner Corp. (a)	16,270	1,160,376

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.5%
Zoetis, Inc.	27,410	$1,747,661

		13,489,189

Consumer Discretionary - 17.0%
Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	11,160	962,103
Grand Canyon Education, Inc. (a)	5,890	534,930

		1,497,033

Hotels, Restaurants & Leisure - 3.7%
Planet Fitness, Inc.	60,070	1,620,689
Starbucks Corp.	17,610	945,833

		2,566,522

Internet & Direct Marketing Retail - 1.2%
Priceline Group, Inc. (The) (a)	457	836,685

Media - 1.3%
Comcast Corp.-Class A	22,020	847,329

Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	15,150	1,315,323

Specialty Retail - 4.5%
Home Depot, Inc. (The)	14,959	2,446,694
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,962	669,590

		3,116,284

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc.-Class B	29,452	1,527,086

		11,706,262

Consumer Staples - 9.9%
Beverages - 6.2%
Constellation Brands, Inc.-Class A	10,110	2,016,439
Monster Beverage Corp. (a)	40,968	2,263,482

		4,279,921

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	13,155	2,161,235

Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)	14,070	398,885

		6,840,041

Industrials - 8.8%
Building Products - 2.9%
Allegion PLC	9,030	780,824
AO Smith Corp.	10,450	621,044
Lennox International, Inc.	3,190	570,914

		1,972,782

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	30,680	1,054,472

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.7%
Roper Technologies, Inc.	4,860	$1,182,924

Machinery - 2.2%
IDEX Corp.	6,230	756,758
WABCO Holdings, Inc. (a)	5,220	772,560

		1,529,318

Trading Companies & Distributors - 0.5%
Fastenal Co. (b)	7,750	353,245

		6,092,741

Materials - 2.5%
Chemicals - 2.5%
Ecolab, Inc.	7,000	900,270
PolyOne Corp.	21,150	846,635

		1,746,905

Financials - 2.5%
Capital Markets - 2.5%
MarketAxess Holdings, Inc.	4,420	815,534
S&P Global, Inc.	5,780	903,472

		1,719,006

Total Common Stocks (cost $43,378,357)		65,927,236

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.7%
Time Deposit - 4.7%
State Street Bank & Trust Co. 0.12%, 10/02/17 (cost $3,227,820)	$3,228	3,227,820

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $46,606,177)		69,155,056

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $731,449)	731,449	731,449

U.S. $ Value
Total Investments - 101.3% (cost $47,337,626) (f)	$69,886,505
Other assets less liabilities - (1.3)%	(920,544)

Net Assets - 100.0%	$68,965,961

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,635,393 and gross unrealized depreciation of investments was $(86,514), resulting in net unrealized appreciation of $22,548,879.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$65,927,236		$	– 0	–	$	– 0	–	$65,927,236
Short-Term Investments	– 0	–		3,227,820			– 0	–	3,227,820
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	731,449			– 0	–		– 0	–	731,449

Total Investments in Securities	66,658,685			3,227,820			– 0	–	69,886,505
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$66,658,685			$3,227,820		$	– 0	–	$69,886,505

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
AB Government Money Market*	$684	$5,721	$5,674	$731	$2

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.5%
Financials - 20.0%
Banks - 8.5%
Citigroup, Inc.	390,400	$28,397,696
JPMorgan Chase & Co.	496,680	47,437,907
Wells Fargo & Co.	273,210	15,067,531

		90,903,134

Capital Markets - 4.4%
Goldman Sachs Group, Inc. (The)	72,260	17,139,349
Northern Trust Corp.	105,380	9,687,583
State Street Corp.	161,870	15,465,060
TD Ameritrade Holding Corp.	105,700	5,158,160

		47,450,152

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc.-Class B (a)	134,002	24,565,247

Insurance - 4.8%
Allstate Corp. (The)	164,950	15,160,554
Axis Capital Holdings Ltd.	164,973	9,454,603
Chubb Ltd.	63,310	9,024,841
FNF Group	174,700	8,291,262
Validus Holdings Ltd.	204,659	10,071,269

		52,002,529

		214,921,062

Health Care - 17.2%
Biotechnology - 5.1%
Amgen, Inc.	49,620	9,251,649
Biogen, Inc. (a)	75,950	23,781,464
Gilead Sciences, Inc.	266,780	21,614,516

		54,647,629

Health Care Equipment & Supplies - 1.6%
Hologic, Inc. (a)	455,060	16,696,151

Health Care Providers & Services - 5.4%
Aetna, Inc.	149,560	23,781,536
Cigna Corp.	133,670	24,988,270
Quest Diagnostics, Inc.	99,400	9,307,816

		58,077,622

Pharmaceuticals - 5.1%
Eli Lilly & Co.	285,660	24,435,356
Pfizer, Inc.	434,490	15,511,293
Roche Holding AG (Sponsored ADR)	463,700	14,838,400

		54,785,049

		184,206,451

Consumer Discretionary - 13.7%
Auto Components - 0.4%
BorgWarner, Inc.	87,410	4,478,014

Household Durables - 2.6%
DR Horton, Inc.	449,490	17,948,135

Company	Shares	U.S. $ Value
Garmin Ltd.	178,540	$9,635,804

		27,583,939

Media - 7.5%
AMC Networks, Inc.-Class A (a)	105,560	6,172,093
Comcast Corp.-Class A	237,090	9,123,223
Discovery Communications, Inc.-Class A (a)(b)	1,190,810	25,352,345
Scripps Networks Interactive, Inc.-Class A	73,250	6,291,443
Time Warner, Inc.	329,050	33,711,172

		80,650,276

Specialty Retail - 1.9%
Ross Stores, Inc.	318,340	20,555,214

Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc. (b)	161,500	3,979,360
VF Corp.	152,050	9,665,819

		13,645,179

		146,912,622

Information Technology - 11.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	285,430	9,599,011

Electronic Equipment, Instruments & Components - 2.5%
Dolby Laboratories, Inc.-Class A	333,170	19,163,938
FLIR Systems, Inc.	99,530	3,872,712
TE Connectivity Ltd.	50,030	4,155,492

		27,192,142

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	106,929	5,209,581

IT Services - 1.9%
International Business Machines Corp.	56,220	8,156,398
Mastercard, Inc.-Class A	84,610	11,946,932

		20,103,330

Semiconductors & Semiconductor Equipment - 3.3%
Ambarella, Inc. (a)(b)	111,530	5,466,085
Intel Corp.	260,772	9,930,198
Synaptics, Inc. (a)	104,210	4,082,948
Xilinx, Inc.	222,700	15,773,841

		35,253,072

Software - 1.4%
VMware, Inc.-Class A (a)(b)	135,250	14,767,948

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	85,545	13,184,195

		125,309,279

Industrials - 8.5%
Aerospace & Defense - 4.3%
Boeing Co. (The)	28,940	7,356,837

Company	Shares	U.S. $ Value
Raytheon Co.	207,980	$38,804,909

		46,161,746

Airlines - 0.7%
Delta Air Lines, Inc.	84,200	4,060,124
Southwest Airlines Co.	75,690	4,237,126

		8,297,250

Electrical Equipment - 1.3%
AMETEK, Inc.	63,830	4,215,333
Sensata Technologies Holding NV (a)	197,800	9,508,246

		13,723,579

Machinery - 1.0%
Caterpillar, Inc.	50,880	6,345,245
Parker-Hannifin Corp.	24,159	4,228,308

		10,573,553

Road & Rail - 1.2%
Norfolk Southern Corp.	98,200	12,985,968

		91,742,096

Energy - 8.4%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	139,290	6,149,654
National Oilwell Varco, Inc.	170,180	6,080,531
Oceaneering International, Inc.	273,050	7,173,024
Oil States International, Inc. (a)	239,915	6,081,845
TechnipFMC PLC (a)	268,150	7,486,748

		32,971,802

Oil, Gas & Consumable Fuels - 5.3%
ConocoPhillips	252,570	12,641,128
Exxon Mobil Corp.	212,750	17,441,245
Noble Energy, Inc.	717,970	20,361,629
World Fuel Services Corp.	182,480	6,187,897

		56,631,899

		89,603,701

Consumer Staples - 5.0%
Beverages - 0.7%
PepsiCo, Inc.	62,980	7,017,862

Food & Staples Retailing - 4.3%
CVS Health Corp.	158,430	12,883,528
United Natural Foods, Inc. (a)	125,800	5,232,022
Wal-Mart Stores, Inc.	361,647	28,259,096

		46,374,646

		53,392,508

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Liberty Property Trust	265,250	10,891,165

Company	Shares	U.S. $ Value
Real Estate Management & Development - 1.8%
CBRE Group, Inc.-Class A (a)	497,980	$18,863,482

		29,754,647

Utilities - 1.2%
Electric Utilities - 1.2%
Exelon Corp.	343,180	12,927,591

Total Common Stocks (cost $782,524,912)		948,769,957

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 12.5%
Time Deposit - 12.5%
State Street Bank & Trust Co. 0.12%, 10/02/17 (cost $133,836,708)	$133,837	133,836,708

Total Investments Before Security Lending Collateral for Securities Loaned - 101.0% (cost $916,361,620)		1,082,606,665

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $27,404,219)	27,404,219	27,404,219

Total Investments - 103.5% (cost $943,765,839) (f)		1,110,010,884
Other assets less liabilities - (3.5)%		(37,766,085)

Net Assets - 100.0%		$1,072,244,799

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $174,318,831 and gross unrealized depreciation of investments was $(8,073,786), resulting in net unrealized appreciation of $166,245,044.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$948,769,957		$	– 0	–	$	– 0	–	$948,769,957
Short-Term Investments	– 0	–		133,836,708			– 0	–	133,836,708
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	27,404,219			– 0	–		– 0	–	27,404,219

Total Investments in Securities	976,174,176			133,836,708			– 0	–	1,110,010,884
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$976,174,176			$133,836,708		$	– 0	–	$1,110,010,884

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$ 13,560	$ 226,329	$ 212,485	$ 27,404	$ 79

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 22.1%
Agency Fixed Rate 30-Year - 18.8%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46	U.S.$	266	$282,069
Series 2005
5.50%, 1/01/35		92	102,875
Series 2007
5.50%, 7/01/35		25	28,328
Series 2017
4.00%, 7/01/44		213	225,759
Federal National Mortgage Association
3.50%, 10/01/47, TBA		3,398	3,502,860
4.00%, 12/01/40-10/01/43		635	673,498
4.00%, 10/25/47, TBA		1,258	1,324,340
4.50%, 5/01/46-2/01/47		2,168	2,330,137
Series 2003
5.50%, 4/01/33-7/01/33		87	97,088
Series 2004
5.50%, 4/01/34-11/01/34		76	85,217
Series 2005
5.50%, 2/01/35		92	102,311
Government National Mortgage Association
3.00%, 4/20/46		313	318,223
3.50%, 10/01/47, TBA		1,098	1,141,491
Series 1994
9.00%, 9/15/24		1	1,301

			10,215,497

Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
2.50%, 7/01/31-1/01/32		1,320	1,330,099

Other Agency Fixed Rate Programs - 0.9%
Federal National Mortgage Association
4.50%, 11/01/30		465	501,040

Total Mortgage Pass-Throughs (cost $11,997,927)			12,046,636

CORPORATES - INVESTMENT GRADE - 20.9%
Industrial - 10.2%
Basic - 1.1%
Eastman Chemical Co.
3.80%, 3/15/25		50	51,493
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	60,310
Mosaic Co. (The)
5.625%, 11/15/43		53	54,148
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	261,950
Vale Overseas Ltd.
6.875%, 11/21/36		80	91,588
Yamana Gold, Inc.
4.95%, 7/15/24		81	83,118

			602,607

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	85	$92,055
General Electric Co.
Series D
5.00%, 1/21/21 (b)		40	42,166

			134,221

Communications - Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	144,446
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	50,295
Time Warner Cable LLC
4.125%, 2/15/21		200	207,532

			402,273

Communications - Telecommunications - 1.7%
AT&T, Inc.
3.40%, 5/15/25		310	305,688
4.125%, 2/17/26		147	150,996
5.15%, 2/14/50		60	60,425
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	22,880
Verizon Communications, Inc.
2.625%, 8/15/26	U.S.$	157	147,236
3.50%, 11/01/24		145	147,745
5.50%, 3/16/47		105	116,550

			951,520

Consumer Cyclical - Automotive - 0.5%
General Motors Co.
3.50%, 10/02/18		80	81,292
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	111,516
3.25%, 5/15/18		9	9,077
4.00%, 1/15/25		23	23,456
4.30%, 7/13/25		30	30,969

			256,310

Consumer Non-Cyclical - 1.9%
Becton Dickinson and Co.
3.734%, 12/15/24		40	41,049
Biogen, Inc.
4.05%, 9/15/25		144	153,713
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,207
Medtronic, Inc.
3.50%, 3/15/25		195	203,338
Mylan NV
3.125%, 11/22/28 (a)	EUR	100	126,421
3.95%, 6/15/26	U.S.$	37	37,694
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		122	116,842

	Principal Amount (000)		U.S. $ Value
3.15%, 10/01/26	U.S.$	171	$157,882
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,461
3.95%, 8/15/24		123	129,646

			1,008,253

Energy - 1.7%
Cenovus Energy, Inc.
3.00%, 8/15/22		12	11,790
5.70%, 10/15/19		36	38,084
Ecopetrol SA
5.875%, 5/28/45		57	55,646
Encana Corp.
3.90%, 11/15/21		45	46,340
Enterprise Products Operating LLC
3.70%, 2/15/26		161	165,588
5.20%, 9/01/20		55	59,565
Hess Corp.
4.30%, 4/01/27		109	108,426
Noble Energy, Inc.
3.90%, 11/15/24		107	109,671
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	133,583
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		80	85,074
Williams Partners LP
4.125%, 11/15/20		97	101,596

			915,363

Services - 0.5%
Expedia, Inc.
3.80%, 2/15/28 (a)		94	93,145
S&P Global, Inc.
4.40%, 2/15/26		127	136,842
Total System Services, Inc.
3.75%, 6/01/23		19	19,638

			249,625

Technology - 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)		28	28,816
3.875%, 1/15/27 (a)		62	63,854
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		160	175,192
6.02%, 6/15/26 (a)		31	34,390
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		96	96,007
HP, Inc.
4.65%, 12/09/21		107	115,218
KLA-Tencor Corp.
4.65%, 11/01/24		134	145,377
Lam Research Corp.
2.80%, 6/15/21		39	39,450
Motorola Solutions, Inc.
3.50%, 3/01/23		82	82,831

	Principal Amount (000)		U.S. $ Value
7.50%, 5/15/25		U.S.$ 23	$27,908
Seagate HDD Cayman
4.75%, 1/01/25		75	73,051
VMware, Inc.
2.95%, 8/21/22		45	45,263
Western Digital Corp.
7.375%, 4/01/23 (a)		89	97,454

			1,024,811

			5,544,983

Financial Institutions - 10.1%
Banking - 9.4%
Banco Santander SA
3.50%, 4/11/22		200	204,946
Bank of America Corp.
2.881%, 4/24/23		145	145,677
3.824%, 1/20/28		145	148,943
Series G
3.593%, 7/21/28		85	85,845
BNP Paribas SA
3.80%, 1/10/24 (a)		200	208,138
Citigroup, Inc.
3.668%, 7/24/28		290	292,862
Compass Bank
5.50%, 4/01/20		250	263,815
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	263,585
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	274,182
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	117,022
3.75%, 5/22/25		53	54,526
3.85%, 7/08/24		210	218,744
Series D
6.00%, 6/15/20		195	214,083
HSBC Holdings PLC
4.041%, 3/13/28		310	324,567
JPMorgan Chase & Co.
3.22%, 3/01/25		140	142,225
3.54%, 5/01/28		255	257,881
Lloyds Banking Group PLC
4.65%, 3/24/26		200	211,120
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		200	208,038
Morgan Stanley
3.591%, 7/22/28		235	236,048
5.625%, 9/23/19		143	152,664
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		140	142,799
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	200	254,364
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	250	295,037
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		200	210,370

	Principal Amount (000)		U.S. $ Value
US Bancorp
Series J
5.30%, 4/15/27 (b)	U.S.$	63	$68,681
Wells Fargo & Co.
3.069%, 1/24/23		113	114,897

			5,111,059

Insurance - 0.4%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		31	33,410
Lincoln National Corp.
8.75%, 7/01/19		35	38,886
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		35	57,948
XLIT Ltd.
3.25%, 6/29/47	EUR	100	116,069

			246,313

REITS - 0.3%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	U.S.$	6	6,134
Welltower, Inc.
4.00%, 6/01/25		146	152,063

			158,197

			5,515,569

Utility - 0.6%
Electric - 0.6%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		90	115,760
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		200	216,500

			332,260

Total Corporates - Investment Grade (cost $10,974,024)			11,392,812

ASSET-BACKED SECURITIES - 13.4%
Autos - Fixed Rate - 7.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		96	96,437
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	259,031
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		75	74,602
Series 2017-3, Class A2A
1.69%, 12/18/20		65	64,944
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.97%, 2/20/20 (a)	U.S.	$ 288	$290,258
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	100,843
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		104	104,362
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		51	50,714
Series 2015-2, Class A3
1.31%, 8/15/19		18	18,376
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		100	100,445
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		35	34,587
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		61	60,736
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		3	2,884
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		39	38,798
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		27	26,941
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		100	103,033
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		100	102,645
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		70	69,709
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		140	139,983
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		60	59,989
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	164,944
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		38	38,223
Series 2016-4, Class D
3.89%, 11/15/22 (a)		125	126,302
Series 2017-3, Class A
1.88%, 10/15/21 (a)		92	92,396
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	258,971
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	197,932

	Principal Amount (000)		U.S. $ Value
Series 2016-1, Class A1
1.76%, 2/15/21	U.S.$	131	$130,870
Series 2017-1, Class A1
2.07%, 5/15/22		115	115,358
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		144	143,664
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,491
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		82	81,687
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		115	116,400
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	483,771
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		41	41,292
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		47	46,877
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		48	48,180
Series 2017-3, Class A2
1.67%, 6/15/20		65	64,962
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		33	33,077

			4,112,714

Other ABS - Fixed Rate - 2.3%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		14	14,288
CLUB Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(c)		100	99,991
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		99	98,576
Series 2015-A, Class A4
1.85%, 4/15/21		134	133,806
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(c)		40	40,329
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(c)		69	68,988
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(c)		121	120,856

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
3.156%, 10/08/20 (a)(c)	U.S.$	147	$148,084
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(c)		72	72,937
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)		78	78,957
Series 2017-1, Class A
3.28%, 1/26/26 (a)(c)		73	74,395
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)		88	89,421
Series 2017-3, Class A
2.77%, 5/25/26 (a)(c)		99	99,194
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)		110	109,636

			1,249,458

Credit Cards - Fixed Rate - 1.8%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		183	183,067
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	233,403
Series 2015-3, Class A
1.74%, 9/15/21		173	172,979
Series 2016-1, Class A
2.04%, 3/15/22		130	130,458
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		137	136,705
Series 2017-B, Class A
1.98%, 6/15/23		110	109,915

			966,527

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 1.734% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(d)		214	214,723
Wells Fargo Dealer Floorplan Master Note Trust Series 2015-1, Class A 1.736% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		227	227,363

			442,086

Credit Cards - Floating Rate - 0.8%
Discover Card Execution Note Trust Series 2015-A1, Class A1 1.584% (LIBOR 1 Month + 0.35%), 8/17/20 (d)		263	263,259

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.714% (LIBOR 1 Month + 0.48%), 2/15/22 (d)	U.S.$	150	$150,260

			413,519

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)		61	61,237

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.362% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(d)		31	30,587

Total Asset-Backed Securities (cost $7,258,658)			7,276,128

GOVERNMENTS - TREASURIES - 10.9%
United States - 10.9%
U.S. Treasury Bonds
2.875%, 8/15/45-11/15/46		330	330,803
3.00%, 11/15/45-2/15/47		1,978	2,035,372
3.625%, 2/15/44		65	74,709
4.50%, 2/15/36		99	127,308
6.25%, 5/15/30		261	369,930
U.S. Treasury Notes
0.75%, 12/31/17		840	839,212
1.00%, 12/31/17		530	529,834
1.75%, 11/30/21		1,247	1,242,713
2.25%, 11/15/24		171	171,755
2.50%, 8/15/23		215	220,509

Total Governments - Treasuries (cost $6,163,050)			5,942,145

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 7.1%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (c)		76	75,706
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	202,054
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	116,047
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	267,592

	Principal Amount (000)		U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.036%, 9/10/45 (a)(c)	U.S.$	128	$114,103
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	144,759
Series 2015-GC35, Class A4
3.818%, 11/10/48		55	57,817
Series 2016-C1, Class A4
3.209%, 5/10/49		192	193,717
Series 2016-GC36, Class A5
3.616%, 2/10/49		65	67,454
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		78	76,890
Series 2014-UBS5, Class A4
3.838%, 9/10/47		130	136,878
Series 2015-CR24, Class A5
3.696%, 8/10/48		65	67,749
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		117	121,699
Series 2015-C4, Class A4
3.808%, 11/15/48		215	225,248
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		238	240,307
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	135,747
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (c)		39	38,956
Series 2012-C6, Class D
5.307%, 5/15/45 (c)		110	112,916
Series 2012-C6, Class E
5.307%, 5/15/45 (a)(c)		132	117,267
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
1.08%, 9/15/47 (e)		2,865	138,248
Series 2015-C30, Class A5
3.822%, 7/15/48		65	68,412
Series 2015-C31, Class A3
3.801%, 8/15/48		195	205,303
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (c)		40	31,859
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	157,447
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A4
3.596%, 12/15/49		100	103,987
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		112	113,466

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C
4.584%, 12/15/59 (c)	U.S.$	85	$84,250
Series 2016-NXS6, Class C
4.454%, 11/15/49 (c)		100	102,180
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.431%, 3/15/45 (a)(e)		1,574	72,248
Series 2013-C14, Class A5
3.337%, 6/15/46		132	136,822
Series 2014-C20, Class A2
3.036%, 5/15/47		125	127,099

			3,854,227

Non-Agency Floating Rate CMBS - 1.7%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.134% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(d)		115	115,000
Series 2016-IMC, Class C
5.184% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)(d)		123	123,481
CSMC Mortgage-Backed Trust Series 2016-MFF, Class D 5.827% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(d)		100	100,562
Great Wolf Trust Series 2017-WOLF, Class A 2.09% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(d)		93	93,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A 2.927% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		122	121,936
Starwood Retail Property Trust Series 2014-STAR, Class A 2.454% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		196	196,064
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A 2.584% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(d)		211	211,375

			961,418

Total Commercial Mortgage-Backed Securities (cost $4,864,920)			4,815,645

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
Risk Share Floating Rate - 5.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.737% (LIBOR 1 Month + 4.50%), 4/25/26 (d)(f)		1	1,168

	Principal Amount (000)		U.S. $ Value
Series 2016-1A, Class M2B
7.737% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(f)	U.S.$	150	$154,235
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
5.787% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		234	253,635
Series 2014-HQ3, Class M2
3.887% (LIBOR 1 Month + 2.65%), 10/25/24 (d)		35	35,239
Series 2015-DNA1, Class M3
4.537% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		250	277,237
Series 2015-HQA1, Class M2
3.887% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		158	161,896
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.437% (LIBOR 1 Month + 1.20%), 7/25/24 (d)		4	4,167
Series 2014-C04, Class 1M2
6.137% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		161	182,753
Series 2014-C04, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		55	61,172
Series 2015-C01, Class 1M2
5.537% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		77	82,586
Series 2015-C01, Class 2M2
5.787% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		69	73,240
Series 2015-C02, Class 1M2
5.237% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		95	101,423
Series 2015-C02, Class 2M2
5.237% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		112	117,753
Series 2015-C03, Class 1M2
6.237% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		118	130,732
Series 2015-C03, Class 2M2
6.237% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		101	110,972
Series 2015-C04, Class 1M2
6.937% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		145	163,154
Series 2015-C04, Class 2M2
6.787% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		138	151,767
Series 2016-C01, Class 1M2
7.987% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		160	188,413

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 2M2
8.187% (LIBOR 1 Month + 6.95%), 8/25/28 (d)	U.S.$	92	$108,975
Series 2016-C02, Class 1M2
7.237% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		130	150,607
Series 2016-C03, Class 2M2
7.137% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		148	169,412
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.487% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(f)		48	52,035
Series 2015-WF1, Class 2M2
6.737% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(f)		20	23,253

			2,755,824

Agency Floating Rate - 1.2%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.303% (6.54% - LIBOR 1 Month), 12/25/41 (d)(g)		195	41,675
Series 2012-70, Class SA
5.313% (6.55% - LIBOR 1 Month), 7/25/42 (d)(g)		360	78,861
Series 2015-90, Class SL
4.913% (6.15% - LIBOR 1 Month), 12/25/45 (d)(g)		397	77,798
Series 2016-77, Class DS
4.763% (6.00% - LIBOR 1 Month), 10/25/46 (d)(g)		391	73,912
Series 2017-16, Class SG
4.813% (6.05% - LIBOR 1 Month), 3/25/47 (d)(g)		382	78,672
Series 2017-26, Class TS
4.713% (5.95% - LIBOR 1 Month), 4/25/47 (d)(g)		357	76,463
Series 2017-62, Class AS
4.913% (6.15% - LIBOR 1 Month), 8/25/47 (d)(g)		365	77,833
Series 2017-81, Class SA
4.977% (6.20% - LIBOR 1 Month), 10/25/47 (c)(d)(g)		361	83,029
Government National Mortgage Association
Series 2017-65, Class ST
4.914% (6.15% - LIBOR 1 Month), 4/20/47 (d)(g)		368	79,322

			667,565

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 1.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	U.S.$	22	$20,704
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		45	41,134
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		27	26,584
Series 2006-24CB, Class A16
5.75%, 6/25/36		81	68,003
Series 2006-28CB, Class A14
6.25%, 10/25/36		56	47,087
Series 2006-9T1, Class A1
5.75%, 5/25/36		34	27,118
Series 2006-J1, Class 1A13
5.50%, 2/25/36		47	42,608
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		27	24,668
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.189%, 5/25/35		53	53,140
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		41	34,052
Series 2006-13, Class 1A19
6.25%, 9/25/36		23	20,514
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		67	58,039
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.613%, 7/25/36		148	130,412
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		37	33,215
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		21	21,248

			648,526

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.427% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		154	98,997
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.487% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		57	51,870

			150,867

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.834%, 5/28/35 (c)	U.S.$	50	$46,795

Total Collateralized Mortgage Obligations (cost $4,100,398)			4,269,577

INFLATION-LINKED SECURITIES - 6.0%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	59,697	554,406

United States - 5.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	1,200	1,205,141
0.25%, 1/15/25 (TIPS)		647	640,596
0.375%, 7/15/25 (TIPS)		852	851,723

			2,697,460

Total Inflation-Linked Securities (cost $3,285,770)			3,251,866

CORPORATES - NON-INVESTMENT GRADE - 3.4%
Industrial - 2.1%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	76,304

Communications - Media - 0.3%
CSC Holdings LLC
6.75%, 11/15/21		30	33,144
SFR Group SA
5.375%, 5/15/22 (a)	EUR	120	148,118

			181,262

Communications - Telecommunications - 0.9%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	141,893
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	42	43,485
Sprint Capital Corp.
6.90%, 5/01/19		210	223,868
Windstream Services LLC
6.375%, 8/01/23		80	56,466

			465,712

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	65,070

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	85	$85,918

Energy - 0.4%
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		53	54,199
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	50,745
Nabors Industries, Inc.
5.50%, 1/15/23		113	112,286
SM Energy Co.
6.50%, 1/01/23		9	9,067

			226,297

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		52	52,029

			1,152,592

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp. Series Z
6.50%, 10/23/24 (b)		49	55,360
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	35,084
Intesa Sanpaolo SpA Series E
3.928%, 9/15/26 (a)	EUR	100	127,346
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)	U.S.$	200	223,914
Royal Bank of Scotland Group PLC
2.001%, 12/31/17 (a)(b)	EUR	50	56,991
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%),
1/30/27 (a)(b)(d)	U.S.$	100	86,131

			584,826

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	101,829

			686,655

Total Corporates - Non-Investment Grade (cost $1,866,931)			1,839,247

AGENCIES - 2.9%
Agency Debentures - 2.9%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20
(cost $1,506,050)		1,677	1,594,995

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.9%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/21-1/01/27	BRL	1,145	$369,272

Turkey - 0.2%
Turkey Government Bond
11.00%, 2/24/27	TRY	485	138,607

Total Emerging Markets - Treasuries (cost $416,133)			507,879

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.4%
Corp. Nacional del Cobre de Chile 3.625%, 8/01/27 (a)	U.S.$	200	199,080

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		120	123,732
6.50%, 3/13/27 (a)		50	55,412

			179,144

Total Quasi-Sovereigns (cost $369,961)			378,224

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.6%
United States - 0.6%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,089)		200	306,468

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Capital Goods - 0.2%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		200	76,000

Energy - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		65	69,781

Total Emerging Markets - Corporate Bonds (cost $123,628)			145,781

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust 12.00% (a) (cost $87,659)		93	116,250

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 12.0%
Agency Discount Note - 7.6%
Federal Home Loan Bank Discount Notes Zero Coupon, 10/25/17-1/24/18 (cost $4,145,394)	U.S.$	4,155	$4,145,394

Governments - Treasuries - 4.0%
Japan - 4.0%
Japan Treasury Discount Bill Series 687 Zero Coupon, 12/11/17 (cost $2,237,026)	JPY	246,000	2,186,721

Time Deposit - 0.4%
State Street Time Deposit 0.12%, 10/02/17 (cost $192,402)	U.S.$	192	192,402

Total Short-Term Investments (cost $6,574,822)			6,524,517

Total Investments - 110.9% (cost $59,793,020) (h)			60,408,170

Other assets less liabilities - (10.9)% (i)			(5,946,613)

Net Assets - 100.0%			$54,461,557

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	63	December 2017	USD	6,300	$7,447,054	$7,402,500	$(44,554)
U.S. Ultra Bond (CBT) Futures	13	December 2017	USD	1,300	2,169,269	2,146,625	(22,644)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	5	December 2017	JPY	50,000	671,209	668,207	3,002
Euro-BOBL Futures	18	December 2017	EUR	1,800	2,802,820	2,790,750	12,070
U.S. T-Note 2 Yr (CBT) Futures	41	December 2017	USD	8,200	8,869,405	8,843,828	25,577
U.S. T-Note 10 Yr (CBT) Futures	6	December 2017	USD	600	758,804	751,875	6,929

							$(19,620)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	320,000	USD	2,874	10/26/17	$27,468
Citibank, NA	KRW	240,509	USD	215	10/26/17	5,078
Citibank, NA	CAD	640	USD	511	11/10/17	(2,245)
Citibank, NA	USD	220	RUB	12,690	11/22/17	(1,477)
Credit Suisse International	BRL	670	USD	210	10/03/17	(1,162)
Credit Suisse International	USD	211	BRL	670	10/03/17	57
Credit Suisse International	MYR	610	USD	146	10/26/17	1,428

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	142	MYR	609	10/26/17	$2,502
Goldman Sachs Bank USA	TWD	6,016	USD	199	11/22/17	194
JPMorgan Chase Bank, NA	USD	200	TWD	6,012	11/22/17	(2,037)
Standard Chartered Bank	BRL	670	USD	211	10/03/17	(57)
Standard Chartered Bank	USD	210	BRL	670	10/03/17	1,580
Standard Chartered Bank	BRL	670	USD	209	11/03/17	(1,518)
State Street Bank & Trust Co.	EUR	109	USD	129	10/04/17	834
State Street Bank & Trust Co.	EUR	481	USD	553	10/04/17	(15,206)
State Street Bank & Trust Co.	USD	221	MXN	3,955	10/06/17	(3,919)
State Street Bank & Trust Co.	USD	73	TRY	255	10/17/17	(2,017)
State Street Bank & Trust Co.	USD	154	CAD	188	11/10/17	(3,104)
State Street Bank & Trust Co.	AUD	338	USD	270	11/30/17	4,846
State Street Bank & Trust Co.	NZD	167	AUD	154	11/30/17	(38)
State Street Bank & Trust Co.	GBP	208	USD	281	12/01/17	2,472
State Street Bank & Trust Co.	USD	144	GBP	106	12/01/17	(1,690)
State Street Bank & Trust Co.	SEK	867	USD	107	12/13/17	408
State Street Bank & Trust Co.	USD	110	NOK	856	12/13/17	(2,131)
State Street Bank & Trust Co.	USD	107	SEK	853	12/13/17	(1,676)

						$8,590

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
MXN	2,243	6/22/20	4 Week TIIE	6.770%	Monthly/ Monthly	$(410)
SEK	4,830	3/31/22	3 Month STIBOR	0.341%	Quarterly/ Annual	1,515
NZD	1,015	3/31/22	3 Month BKBM	2.936%	Quarterly/ Semi-Annual	15,261
USD	530	1/14/24	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(29,525)
USD	650	4/28/24	2.817%	3 Month LIBOR	Semi-Annual/ Quarterly	(34,225)
USD	740	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,353)
USD	80	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/ Quarterly	4,797
USD	175	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	7,759
USD	200	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	8,615

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	200	12/21/26	3 Month LIBOR	2.497%	Quarterly/ Semi-Annual	$5,105
USD	105	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(751)
MXN	818	6/14/27	7.090%	4 Week TIIE	Monthly/ Monthly	(65)
USD	260	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,874)
JPY	159,280	8/29/27	0.241%	6 Month LIBOR	Semi-Annual/ Semi-Annual	1,672

						$(29,479)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.36%	USD	98	$(7,808)	$(2,066)	$(5,742)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.36	USD	112	(8,924)	(2,448)	(6,476)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	3	5	39	(34)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	4	5	37	(32)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	330	463	4,219	(3,756)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	5.23	USD	350	38,541	23,059	15,482
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	42	59	579	(520)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.52%	USD	122	$171	$1,308	$(1,137)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	408	572	4,412	(3,840)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	27	38	262	(224)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	46	65	629	(564)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	50	70	665	(595)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.52	USD	99	138	1,317	(1,179)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	32	(4,833)	(4,462)	(371)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	60	(9,081)	(8,564)	(517)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	28	(4,228)	(2,035)	(2,193)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	94	(14,196)	(6,393)	(7,803)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	350	(52,855)	(21,294)	(31,561)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	318	(48,052)	(13,677)	(34,375)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.27	USD	135	(7,899)	(2,776)	(5,123)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	8	(1,208)	(986)	(222)

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	ImpliedCredit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.75%	USD	8	$(1,208)	$(483)	$(725)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	27	(4,078)	(3,246)	(832)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	28	(4,228)	(3,367)	(861)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	51	(7,710)	(6,756)	(954)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	84	(12,686)	(9,514)	(3,172)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	85	(12,836)	(7,350)	(5,486)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	132	(19,934)	(9,726)	(10,208)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	4	(604)	(377)	(227)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	41	(6,192)	(5,866)	(326)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	8	(1,208)	(831)	(377)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	8	(1,208)	(768)	(440)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	16	(2,416)	(1,816)	(600)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	92	(13,932)	(12,823)	(1,109)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	57	(8,608)	(6,384)	(2,224)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	49	(7,400)	(4,451)	(2,949)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	125	(18,877)	(10,462)	(8,415)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.75%	USD	185	$(27,938)	$(14,868)	$(13,070)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	246	(37,150)	(12,648)	(24,502)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.75	USD	35	(5,286)	(2,595)	(2,691)

						$(312,456)	$(142,506)	$(169,950)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $9,619,716 or 17.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at September 30, 2017.
(e)	IO - Interest Only.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of September 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.737%, 4/25/26	4/29/16	$150,000	$154,235	0.28%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.737%, 4/25/26	7/17/17	1,170	1,168	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.487%, 11/25/25	9/28/15	47,935	52,035	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.737%, 11/25/25	9/28/15	20,439	23,253	0.04%

(g)	Inverse interest only security.
(h)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,400,216 and gross unrealized depreciation of investments was $(995,525), resulting in net unrealized appreciation of $404,691.
(i)	An amount of U.S. $102,314 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$12,046,636	$	– 0	–	$12,046,636
Corporates - Investment Grade		– 0	–	11,392,812		– 0	–	11,392,812
Asset-Backed Securities		– 0	–	6,181,516		1,094,612		7,276,128
Governments - Treasuries		– 0	–	5,942,145		– 0	–	5,942,145
Commercial Mortgage-Backed Securities		– 0	–	3,914,365		901,280		4,815,645
Collateralized Mortgage Obligations		– 0	–	4,139,753		129,824		4,269,577
Inflation-Linked Securities		– 0	–	3,251,866		– 0	–	3,251,866
Corporates - Non-Investment Grade		– 0	–	1,839,247		– 0	–	1,839,247

Investments in Securities:	Level 1		Level 2		Level 3		Total
Agencies	– 0	–	1,594,995		– 0	–	1,594,995
Emerging Markets - Treasuries	– 0	–	507,879		– 0	–	507,879
Quasi-Sovereigns	– 0	–	378,224		– 0	–	378,224
Local Governments - US Municipal Bonds	– 0	–	306,468		– 0	–	306,468
Emerging Markets - Corporate Bonds	– 0	–	145,781		– 0	–	145,781
Preferred Stocks	– 0	–	116,250		– 0	–	116,250
Short-Term Investments:
Agency Discount Notes	– 0	–	4,145,394		– 0	–	4,145,394
Governments - Treasuries	– 0	–	2,186,721		– 0	–	2,186,721
Time Deposits	– 0	–	192,402		– 0	–	192,402

Total Investments in Securities	– 0	–	58,282,454		2,125,716		60,408,170
Other Financial Instruments (a):
Assets:
Futures	47,578		– 0	–	– 0	–	47,578
Forward Currency Exchange Contracts	– 0	–	46,867		– 0	–	46,867
Centrally Cleared Interest Rate Swaps	– 0	–	44,724		– 0	–	44,724
Credit Default Swaps	– 0	–	40,127		– 0	–	40,127
Liabilities:
Futures	(67,198)		– 0	–	– 0	–	(67,198)
Forward Currency Exchange Contracts	– 0	–	(38,277)		– 0	–	(38,277)
Centrally Cleared Interest Rate Swaps	– 0	–	(74,203)		– 0	–	(74,203)
Credit Default Swaps	– 0	–	(352,583)		– 0	–	(352,583)

Total (b)	$(19,620)		$57,949,109		$2,125,716		$60,055,205

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include credit default swaps which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/16	$699,392		$1,500,896		$	– 0	–
Accrued discounts/(premiums)	39		(382)			– 0	–
Realized gain (loss)	3,636		(33,642)			– 0	–
Change in unrealized appreciation/depreciation	5,382		31,361			2,339
Purchases	779,776		– 0	–		83,029
Sales	(393,613)		(596,953)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		44,456
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/17	$1,094,612		$901,280			$129,824

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$5,848		$(1,849)			$2,339

	Total
Balance as of 12/31/16	$2,200,288
Accrued discounts/(premiums)	(343)
Realized gain (loss)	(30,006)
Change in unrealized appreciation/depreciation	39,082
Purchases	862,805
Sales	(990,566)
Transfers in to Level 3	44,456
Transfers out of Level 3	– 0	–

Balance as of 9/30/17	$2,125,716

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$6,338

As of September 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.5%
Financials - 24.6%
Banks - 9.4%
Credicorp Ltd.	8,300	$1,701,666
HDFC Bank Ltd.	70,640	1,964,337
Svenska Handelsbanken AB-Class A	74,920	1,131,914
Swedbank AB-Class A	64,770	1,793,579

		6,591,496

Capital Markets - 4.4%
London Stock Exchange Group PLC	24,760	1,271,324
Partners Group Holding AG	2,600	1,765,134

		3,036,458

Consumer Finance - 2.4%
Bharat Financial Inclusion Ltd. (a)	117,110	1,701,430

Insurance - 5.8%
AIA Group Ltd.	276,800	2,049,233
Prudential PLC	82,815	1,981,804

		4,031,037

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	68,247	1,809,276

		17,169,697

Information Technology - 18.3%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	19,524	292,953

Internet Software & Services - 5.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	10,320	1,782,367
Tencent Holdings Ltd.	39,800	1,740,083

		3,522,450

Semiconductors & Semiconductor Equipment - 12.8%
ams AG (a)	23,400	1,699,064
ASML Holding NV	7,270	1,242,280
Disco Corp.	6,700	1,365,496
Infineon Technologies AG	67,920	1,712,426
NXP Semiconductors NV (a)	11,210	1,267,739
Taiwan Semiconductor Manufacturing Co., Ltd.	233,000	1,668,852

		8,955,857

		12,771,260

Industrials - 13.8%
Building Products - 4.7%
Cie de Saint-Gobain	17,473	1,041,042
Kingspan Group PLC	52,330	2,225,321

		3,266,363

Commercial Services & Supplies - 0.3%
China Everbright International Ltd.	148,000	186,500

Electrical Equipment - 5.6%
Schneider Electric SE (Paris) (a)	19,550	1,702,434

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S	24,530	$2,204,897

		3,907,331

Industrial Conglomerates - 3.2%
Siemens AG (REG)	15,820	2,232,350

		9,592,544

Consumer Staples - 9.2%
Food & Staples Retailing - 1.7%
Tsuruha Holdings, Inc.	9,800	1,171,745

Food Products - 1.9%
Nestle SA (REG)	16,288	1,367,235

Household Products - 4.1%
Pigeon Corp.	29,800	1,018,735
Reckitt Benckiser Group PLC	12,430	1,135,704
Unicharm Corp.	30,300	694,033

		2,848,472

Personal Products - 1.5%
Godrej Consumer Products Ltd.	73,380	1,031,536

		6,418,988

Consumer Discretionary - 6.9%
Auto Components - 4.5%
Delphi Automotive PLC	17,750	1,746,600
Valeo SA	18,690	1,386,813

		3,133,413

Household Durables - 1.8%
Panasonic Corp.	85,800	1,245,126

Multiline Retail - 0.6%
Don Quijote Holdings Co., Ltd.	11,700	437,319

		4,815,858

Health Care - 6.5%
Health Care Equipment & Supplies - 2.0%
Essilor International SA	11,162	1,383,391

Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd.	56,655	872,919

Pharmaceuticals - 3.3%
Roche Holding AG	7,080	1,809,790
Vectura Group PLC (a)(b)	325,390	463,928

		2,273,718

		4,530,028

Utilities - 3.5%
Multi-Utilities - 0.6%
Suez	22,680	414,111

Water Utilities - 2.9%
Beijing Enterprises Water Group Ltd. (a)	1,692,000	1,368,370

Company	Shares		U.S. $ Value
Cia de Saneamento Basico do Estado de Sao Paulo		60,800	$638,878

			2,007,248

			2,421,359

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Deutsche Telekom AG (REG)		76,810	1,434,373
Telekomunikasi Indonesia Persero Tbk PT		2,051,500	713,469

			2,147,842

Materials - 2.4%
Chemicals - 2.4%
Chr Hansen Holding A/S		14,340	1,230,982
Umicore SA		5,389	446,132

			1,677,114

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
SM Prime Holdings, Inc.		1,247,400	846,829

Total Common Stocks (cost $42,646,814)			62,391,519

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.3%
Time Deposit - 5.3%
State Street Bank & Trust Co. 0.12%, 10/02/17 (cost $3,647,560)	U.S.$	3,648	3,647,560

Total Investments Before Security Lending Collateral for Securities Loaned - 94.8% (cost $46,294,374)			66,039,079

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $229,935)		229,935	229,935

U.S. $ Value
Total Investments - 95.1% (cost $46,524,309) (f)	$66,269,014
Other assets less liabilities - 4.9%	3,444,006

Net Assets - 100.0%	$69,713,020

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,510	CNY	10,068	11/15/17	$934
Bank of America, NA	USD	665	EUR	564	11/15/17	2,793
Bank of America, NA	USD	496	RUB	30,290	11/15/17	25,154
Barclays Bank PLC	CNY	1,059	USD	158	11/15/17	(668)
Barclays Bank PLC	USD	312	INR	20,109	11/15/17	(5,443)
Barclays Bank PLC	USD	823	JPY	92,317	11/15/17	(1,102)
Barclays Bank PLC	USD	2,519	KRW	2,835,083	11/15/17	(42,565)
BNP Paribas SA	CNY	1,911	USD	282	11/15/17	(4,663)
BNP Paribas SA	INR	34,157	USD	526	11/15/17	6,391
Citibank, NA	BRL	2,145	USD	677	10/03/17	(182)
Citibank, NA	USD	677	BRL	2,145	10/03/17	203
Citibank, NA	CNY	10,959	USD	1,625	11/15/17	(19,423)
Citibank, NA	INR	406,760	USD	6,321	11/15/17	128,707
Citibank, NA	USD	2,455	AUD	3,103	11/15/17	(22,643)
Citibank, NA	USD	3,824	CAD	4,841	11/15/17	57,324
Citibank, NA	USD	726	GBP	548	11/15/17	9,787
Citibank, NA	USD	3,994	JPY	439,039	11/15/17	(84,599)
Citibank, NA	USD	571	MXN	10,410	11/15/17	(3,286)
Citibank, NA	USD	1,061	ZAR	14,236	11/15/17	(16,914)
Credit Suisse International	BRL	2,145	USD	677	10/03/17	32
Credit Suisse International	USD	677	BRL	2,145	10/03/17	182
Credit Suisse International	USD	675	BRL	2,145	11/03/17	(217)
Credit Suisse International	USD	889	CHF	860	11/15/17	1,669
Credit Suisse International	USD	996	SEK	8,112	11/15/17	2,153
Credit Suisse International	USD	904	SEK	7,267	11/15/17	(9,694)
Deutsche Bank AG	AUD	821	USD	648	11/15/17	4,088
JPMorgan Chase Bank, NA	USD	104	INR	6,853	11/15/17	(1)
JPMorgan Chase Bank, NA	TWD	3,164	USD	104	11/22/17	19
Royal Bank of Scotland PLC	USD	916	AUD	1,149	11/15/17	(15,089)
Standard Chartered Bank	HKD	9,596	USD	1,229	11/15/17	(277)
Standard Chartered Bank	SEK	15,217	USD	1,884	11/15/17	10,834
Standard Chartered Bank	USD	2,029	GBP	1,555	11/15/17	57,424
Standard Chartered Bank	INR	17,183	USD	265	11/29/17	4,123
State Street Bank & Trust Co.	AUD	142	USD	111	11/15/17	(24)
State Street Bank & Trust Co.	CAD	104	USD	83	11/15/17	(178)
State Street Bank & Trust Co.	CHF	147	USD	153	11/15/17	737
State Street Bank & Trust Co.	CHF	1,616	USD	1,671	11/15/17	(1,948)
State Street Bank & Trust Co.	EUR	2,767	USD	3,285	11/15/17	7,175
State Street Bank & Trust Co.	GBP	165	USD	221	11/15/17	(390)
State Street Bank & Trust Co.	JPY	52,904	USD	478	11/15/17	7,251
State Street Bank & Trust Co.	SEK	1,290	USD	160	11/15/17	1,562

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	166	CAD	208	11/15/17	$1,007
State Street Bank & Trust Co.	USD	289	GBP	214	11/15/17	(2,035)
State Street Bank & Trust Co.	USD	297	HKD	2,322	11/15/17	206
State Street Bank & Trust Co.	USD	555	HKD	4,331	11/15/17	(37)
State Street Bank & Trust Co.	USD	167	JPY	18,409	11/15/17	(3,582)
State Street Bank & Trust Co.	USD	301	NOK	2,374	11/15/17	(2,647)
State Street Bank & Trust Co.	USD	329	ZAR	4,427	11/15/17	(4,384)
State Street Bank & Trust Co.	ZAR	3,427	USD	256	11/15/17	4,569

						$92,333

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,679,477 and gross unrealized depreciation of investments was $(842,439), resulting in net unrealized appreciation of $19,837,038.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN1

September 30, 2017 (unaudited)

11.2%	India
9.0%	Japan
9.0%	France
8.1%	Germany
7.8%	United Kingdom
7.7%	China
7.5%	Switzerland
5.2%	Denmark
4.4%	Sweden
3.8%	Netherlands
3.4%	Ireland
3.1%	Hong Kong
2.6%	United States
11.7%	Other
5.5%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Austria, Belgium, Brazil, Indonesia, Peru, Philippines and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,701,666		$15,468,031		$	– 0	–	$17,169,697
Information Technology	3,050,106		9,721,154			– 0	–	12,771,260
Industrials	2,225,321		7,367,223			– 0	–	9,592,544
Consumer Staples	– 0	–	6,418,988			– 0	–	6,418,988
Consumer Discretionary	1,746,600		3,069,258			– 0	–	4,815,858
Health Care	463,928		4,066,100			– 0	–	4,530,028
Utilities	638,878		1,782,481			– 0	–	2,421,359
Telecommunication Services	– 0	–	2,147,842			– 0	–	2,147,842
Materials	– 0	–	1,677,114			– 0	–	1,677,114
Real Estate	– 0	–	846,829			– 0	–	846,829
Short-Term Investments	– 0	–	3,647,560			– 0	–	3,647,560
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	229,935		– 0	–		– 0	–	229,935

Total Investments in Securities	10,056,434		56,212,580	(a)		– 0	–	66,269,014
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	334,324			– 0	–	334,324
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(241,991)			– 0	–	(241,991)

Total (c)(d)	$10,056,434		$56,304,913		$	– 0	–	$66,361,347

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers from Level 1 to Level 2 during the reporting period.
(d)	An amount of $1,771,733 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 31, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$2,304	$12,099	$14,173	$230	$3

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 20.0%
Banks - 14.0%
Australia & New Zealand Banking Group Ltd.	205,590	$4,788,927
Barclays PLC	2,268,410	5,881,946
BNP Paribas SA	122,890	9,914,243
BOC Hong Kong Holdings Ltd.	1,498,000	7,296,750
DNB ASA	386,550	7,804,472
Erste Group Bank AG (a)	211,140	9,122,320
ING Groep NV	530,460	9,777,626
KB Financial Group, Inc.	84,850	4,174,545
Mitsubishi UFJ Financial Group, Inc.	1,566,900	10,187,719

		68,948,548

Capital Markets - 2.0%
Credit Suisse Group AG (REG) (a)	613,877	9,726,628

Consumer Finance - 1.0%
Hitachi Capital Corp.	201,600	4,797,762

Insurance - 3.0%
Allianz SE (REG)	45,270	10,167,046
PICC Property & Casualty Co., Ltd.-Class H	2,728,000	4,839,206

		15,006,252

		98,479,190

Consumer Discretionary - 12.8%
Auto Components - 3.8%
Faurecia	106,280	7,375,400
Hankook Tire Co., Ltd.	66,454	3,499,482
Magna International, Inc. (New York)-Class A	143,940	7,683,517

		18,558,399

Automobiles - 3.2%
Honda Motor Co., Ltd.	244,000	7,207,886
Peugeot SA	363,930	8,663,416

		15,871,302

Household Durables - 2.6%
Nikon Corp.	123,800	2,146,857
Panasonic Corp.	719,500	10,441,358

		12,588,215

Leisure Products - 0.9%
Amer Sports Oyj (a)	176,470	4,684,967

Textiles, Apparel & Luxury Goods - 2.3%
HUGO BOSS AG	84,730	7,476,338
Pandora A/S	37,213	3,679,332

		11,155,670

		62,858,553

Consumer Staples - 10.6%
Beverages - 0.9%
Coca-Cola Bottlers Japan, Inc.	135,700	4,395,276

Company	Shares	U.S. $ Value
Food Products - 3.0%
Orkla ASA	808,160	$8,293,081
WH Group Ltd. (b)	6,273,500	6,681,292

		14,974,373

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	60,590	8,254,935

Tobacco - 5.0%
British American Tobacco PLC	240,230	15,039,288
Japan Tobacco, Inc.	294,700	9,657,596

		24,696,884

		52,321,468

Materials - 10.0%
Chemicals - 6.4%
Air Water, Inc.	233,300	4,307,813
Arkema SA	63,151	7,748,746
Incitec Pivot Ltd.	1,736,530	4,919,804
Johnson Matthey PLC	187,760	8,609,772
Nippon Shokubai Co., Ltd.	88,300	6,241,394

		31,827,529

Metals & Mining - 3.6%
BlueScope Steel Ltd.	403,173	3,482,814
First Quantum Minerals Ltd.	335,830	3,770,770
Gerdau SA (Preference Shares)	1,643,700	5,729,583
Yamato Kogyo Co., Ltd.	170,100	4,610,690

		17,593,857

		49,421,386

Telecommunication Services - 10.0%
Diversified Telecommunication Services - 8.3%
BT Group PLC	3,493,520	13,287,579
China Unicom Hong Kong Ltd. (a)	5,012,000	7,007,141
Nippon Telegraph & Telephone Corp.	344,100	15,766,901
TDC A/S	794,094	4,657,014

		40,718,635

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC	3,010,800	8,430,804

		49,149,439

Information Technology - 9.7%
Communications Equipment - 2.0%
Nokia Oyj	1,659,940	9,973,754

Internet Software & Services - 2.6%
Yahoo Japan Corp. (c)	2,680,800	12,741,578

Semiconductors & Semiconductor Equipment - 2.2%
SCREEN Holdings Co., Ltd. (c)	68,500	4,758,359
SUMCO Corp.	377,300	5,953,022

		10,711,381

Company	Shares	U.S. $ Value
Software - 1.3%
Nintendo Co., Ltd.	17,900	$6,600,327

Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co., Ltd.	3,500	7,875,777

		47,902,817

Industrials - 9.6%
Aerospace & Defense - 3.5%
Airbus SE	110,800	10,547,620
BAE Systems PLC	804,590	6,813,869

		17,361,489

Airlines - 3.9%
Japan Airlines Co., Ltd.	289,800	9,810,112
Qantas Airways Ltd.	2,079,535	9,524,940

		19,335,052

Electrical Equipment - 0.8%
Philips Lighting NV (b)	92,700	3,741,548

Machinery - 1.4%
IHI Corp. (c)	197,500	6,884,582

		47,322,671

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd. (Toronto)	162,860	5,454,554
JXTG Holdings, Inc.	1,874,400	9,664,819
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	382,090	11,572,573
Royal Dutch Shell PLC-Class A	259,644	7,846,912
YPF SA (Sponsored ADR)	210,543	4,690,898

		39,229,756

Health Care - 4.6%
Biotechnology - 1.0%
Grifols SA (ADR)	231,240	5,061,843

Pharmaceuticals - 3.6%
Sanofi	122,770	12,221,340
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	300,540	5,289,504

		17,510,844

		22,572,687

Utilities - 1.7%
Electric Utilities - 1.0%
EDP-Energias de Portugal SA	1,255,840	4,735,389

Water Utilities - 0.7%
Pennon Group PLC (c)	350,830	3,745,901

		8,481,290

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Leopalace21 Corp.	345,500	2,407,767

	Principal Amount (000)	U.S. $ Value
Total Common Stocks (cost $405,893,546)		$480,147,024

SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit 0.12%, 10/02/17 (cost $5,611,128)	$5,611	5,611,128

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $411,504,674)		485,758,152

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (d)(e)(f) (cost $11,999,738)	11,999,738	11,999,738

Total Investments - 101.0% (cost $423,504,412) (g)		497,757,890
Other assets less liabilities - (1.0)%		(5,151,932)

Net Assets - 100.0%		$492,605,958

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TRY	5,330	USD	1,470	10/17/17	$(19,353)
Bank of America, NA	USD	3,807	GBP	2,947	10/17/17	144,166
Bank of America, NA	KRW	1,397,559	USD	1,219	10/26/17	(1,631)
Bank of America, NA	USD	6,363	EUR	5,280	1/16/18	(84,893)
Barclays Bank PLC	CNY	48,327	USD	7,052	10/17/17	(220,771)
Barclays Bank PLC	GBP	1,330	USD	1,725	10/17/17	(57,708)
Barclays Bank PLC	KRW	15,946,221	USD	13,820	10/17/17	(107,731)
Barclays Bank PLC	NOK	46,971	USD	5,625	10/17/17	(274,212)
Barclays Bank PLC	TWD	136,780	USD	4,479	10/17/17	(24,629)
Barclays Bank PLC	USD	1,276	GBP	963	10/17/17	14,815
Barclays Bank PLC	USD	1,219	KRW	1,366,439	10/17/17	(25,972)
Barclays Bank PLC	USD	4,511	TWD	136,780	10/17/17	(7,575)
Barclays Bank PLC	JPY	219,338	USD	1,963	1/16/18	2,693
BNP Paribas SA	CAD	1,269	USD	957	10/17/17	(59,649)
BNP Paribas SA	CNY	32,120	USD	4,688	10/17/17	(145,709)
BNP Paribas SA	KRW	818,323	USD	720	10/17/17	4,950
BNP Paribas SA	USD	1,988	CHF	1,869	10/17/17	(55,663)
BNP Paribas SA	USD	1,621	GBP	1,234	10/17/17	33,131
BNP Paribas SA	USD	1,234	JPY	136,692	10/17/17	(18,380)
BNP Paribas SA	USD	2,020	GBP	1,539	1/16/18	48,803
Citibank, NA	BRL	16,788	USD	5,299	10/03/17	(1,590)
Citibank, NA	USD	5,299	BRL	16,788	10/03/17	1,422
Citibank, NA	CAD	13,905	USD	10,805	10/17/17	(340,465)
Citibank, NA	EUR	9,131	USD	10,816	10/17/17	16,069
Citibank, NA	ILS	19,216	USD	5,471	10/17/17	32,173

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	501,934	USD	4,599	10/17/17	$135,718
Citibank, NA	JPY	1,548,634	USD	13,623	10/17/17	(147,976)
Citibank, NA	USD	2,199	AUD	2,780	10/17/17	(19,120)
Citibank, NA	USD	17,392	CHF	16,664	10/17/17	(167,811)
Citibank, NA	USD	15,331	EUR	13,632	10/17/17	793,205
Citibank, NA	USD	2,215	ILS	7,991	10/17/17	46,784
Citibank, NA	USD	14,613	SEK	122,711	10/17/17	464,625
Citibank, NA	USD	1,120	ZAR	14,704	10/17/17	(36,756)
Citibank, NA	USD	2,005	RUB	115,704	11/22/17	(15,018)
Credit Suisse International	NOK	44,716	USD	5,236	10/17/17	(380,345)
Credit Suisse International	USD	4,205	HUF	1,096,289	10/17/17	(46,087)
Credit Suisse International	USD	6,268	SEK	50,466	10/17/17	(66,976)
Credit Suisse International	USD	11,777	CHF	11,342	1/16/18	22,311
Credit Suisse International	USD	1,269	SEK	10,295	1/16/18	2,757
Deutsche Bank AG	CHF	6,004	USD	6,240	10/17/17	33,888
Deutsche Bank AG	USD	2,624	AUD	3,324	10/17/17	(16,683)
Deutsche Bank AG	USD	5,499	GBP	4,291	10/17/17	253,923
Deutsche Bank AG	USD	1,151	ILS	4,151	10/17/17	23,849
Deutsche Bank AG	CAD	1,213	USD	977	1/16/18	3,994
Deutsche Bank AG	ILS	5,131	USD	1,454	1/16/18	(2,985)
Goldman Sachs Bank USA	USD	2,375	AUD	3,083	10/17/17	43,384
Goldman Sachs Bank USA	USD	1,197	HKD	9,356	10/17/17	744
JPMorgan Chase Bank, NA	USD	2,672	NOK	20,857	10/17/17	(52,425)
Morgan Stanley & Co., Inc.	USD	2,159	EUR	1,924	10/17/17	116,626
Morgan Stanley & Co., Inc.	USD	1,723	NOK	13,781	10/17/17	7,943
Morgan Stanley & Co., Inc.	USD	1,232	SEK	10,118	10/17/17	10,733
Royal Bank of Scotland PLC	CAD	4,192	USD	3,331	10/17/17	(29,386)
Royal Bank of Scotland PLC	CHF	1,500	USD	1,556	10/17/17	5,335
Royal Bank of Scotland PLC	EUR	1,113	USD	1,322	10/17/17	5,145
Royal Bank of Scotland PLC	USD	29,503	EUR	25,739	10/17/17	940,413
Royal Bank of Scotland PLC	USD	1,830	GBP	1,379	10/17/17	18,724
Royal Bank of Scotland PLC	USD	1,201	NOK	9,454	10/17/17	(13,169)
Standard Chartered Bank	BRL	16,788	USD	5,299	10/03/17	(1,422)
Standard Chartered Bank	USD	5,261	BRL	16,788	10/03/17	39,618
Standard Chartered Bank	HKD	95,917	USD	12,311	10/17/17	28,586
Standard Chartered Bank	USD	813	CNY	5,324	10/17/17	(11,746)
Standard Chartered Bank	USD	2,431	HKD	18,961	10/17/17	(3,265)
Standard Chartered Bank	USD	3,647	TRY	13,583	10/17/17	148,778
Standard Chartered Bank	BRL	16,788	USD	5,240	11/03/17	(38,050)
State Street Bank & Trust Co.	AUD	6,565	USD	5,205	10/17/17	55,801
State Street Bank & Trust Co.	EUR	9,463	USD	11,239	10/17/17	45,863
State Street Bank & Trust Co.	EUR	1,178	USD	1,385	10/17/17	(8,198)
State Street Bank & Trust Co.	GBP	1,170	USD	1,522	10/17/17	(46,273)
State Street Bank & Trust Co.	HKD	7,674	USD	983	10/17/17	39
State Street Bank & Trust Co.	JPY	716,079	USD	6,471	10/17/17	103,499
State Street Bank & Trust Co.	NOK	15,077	USD	1,869	10/17/17	(24,337)
State Street Bank & Trust Co.	USD	3,684	AUD	4,692	10/17/17	(3,676)
State Street Bank & Trust Co.	USD	24	GBP	18	10/17/17	270
State Street Bank & Trust Co.	USD	1,416	ZAR	19,261	10/17/17	3,662
UBS AG	USD	1,977	EUR	1,689	10/17/17	21,047
UBS AG	USD	539	GBP	407	10/17/17	6,231

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	JPY	1,137,647	USD	10,261	1/16/18	$95,821

						$1,199,903

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $10,422,840 or 2.1% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,359,893 and gross unrealized depreciation of investments was $(17,906,512), resulting in net unrealized appreciation of $75,453,381.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN1

September 30, 2017 (unaudited)

28.5%	Japan
16.7%	United Kingdom
11.6%	France
5.3%	Germany
4.7%	Australia
3.5%	Canada
3.3%	Norway
3.2%	South Korea
3.0%	Finland
2.9%	Hong Kong
2.8%	Netherlands
2.4%	China
2.0%	Switzerland
8.9%	Other
1.2%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Argentina, Austria, Brazil, Denmark, Israel, Portugal and Spain.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$98,479,190		$	– 0	–	$98,479,190
Consumer Discretionary		7,683,517		55,175,036			– 0	–	62,858,553
Consumer Staples		– 0	–	52,321,468			– 0	–	52,321,468
Materials		9,500,353		39,921,033			– 0	–	49,421,386
Telecommunication Services		– 0	–	49,149,439			– 0	–	49,149,439
Information Technology		– 0	–	47,902,817			– 0	–	47,902,817
Industrials		3,741,548		43,581,123			– 0	–	47,322,671
Energy		10,145,452		29,084,304			– 0	–	39,229,756
Health Care		10,351,347		12,221,340			– 0	–	22,572,687
Utilities		– 0	–	8,481,290			– 0	–	8,481,290
Real Estate		– 0	–	2,407,767			– 0	–	2,407,767
Short-Term Investments		– 0	–	5,611,128			– 0	–	5,611,128
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		11,999,738		– 0	–		– 0	–	11,999,738

Total Investments in Securities		53,421,955		444,335,935	(a)		– 0	–	497,757,890
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	3,777,538			– 0	–	3,777,538
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,577,635)			– 0	–	(2,577,635)

Total (c)		$53,421,955		$445,535,838		$	– 0	–	$498,957,793

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
AB Government Money Market*	$8,420	$213,542	$209,962	$12,000	$65

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.2%
Information Technology - 39.0%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	14,989	$2,842,064

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	33,706	2,852,876

Internet Software & Services - 14.8%
Alphabet, Inc.-Class A (a)	4,130	4,021,463
Alphabet, Inc.-Class C (a)	33,199	31,841,493
Facebook, Inc.-Class A (a)	180,449	30,833,321

		66,696,277

IT Services - 8.7%
Cognizant Technology Solutions Corp.-Class A	87,406	6,340,431
Fiserv, Inc. (a)	63,880	8,237,965
Vantiv, Inc.-Class A (a)	17,510	1,233,930
Visa, Inc.-Class A	221,460	23,306,450

		39,118,776

Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	19,482	3,482,797
Texas Instruments, Inc.	42,310	3,792,669
Xilinx, Inc.	221,257	15,671,633

		22,947,099

Software - 4.7%
Adobe Systems, Inc. (a)	80,370	11,989,596
Electronic Arts, Inc. (a)	63,950	7,549,937
ServiceNow, Inc. (a)	14,571	1,712,530

		21,252,063

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	127,792	19,695,303

		175,404,458

Health Care - 20.3%
Biotechnology - 2.7%
Biogen, Inc. (a)	38,695	12,116,178

Health Care Equipment & Supplies - 8.0%
Align Technology, Inc. (a)	17,420	3,244,823
Danaher Corp.	40,352	3,461,395
Edwards Lifesciences Corp. (a)	127,862	13,976,595
Intuitive Surgical, Inc. (a)	14,718	15,393,262

		36,076,075

Health Care Providers & Services - 3.9%
UnitedHealth Group, Inc.	90,621	17,748,123

Health Care Technology - 1.8%
Cerner Corp. (a)	110,140	7,855,185

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	5,035	$3,152,716

Pharmaceuticals - 3.2%
Zoetis, Inc.	228,038	14,539,703

		91,487,980

Consumer Discretionary - 15.4%
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	97,080	5,214,167

Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (The) (a)	2,160	3,954,571

Media - 2.6%
Comcast Corp.-Class A	217,960	8,387,101
Walt Disney Co. (The)	34,100	3,361,237

		11,748,338

Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	47,951	4,163,106

Specialty Retail - 7.1%
Home Depot, Inc. (The)	103,061	16,856,657
TJX Cos., Inc. (The)	117,089	8,632,972
Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,200	6,600,952

		32,090,581

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc.-Class B	236,240	12,249,044

		69,419,807

Industrials - 7.3%
Aerospace & Defense - 0.4%
Hexcel Corp.	30,572	1,755,444

Building Products - 2.2%
Allegion PLC	66,879	5,783,027
AO Smith Corp.	71,217	4,232,426

		10,015,453

Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	151,952	5,222,590

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	32,874	8,001,532

Machinery - 0.8%
IDEX Corp.	14,480	1,758,886
WABCO Holdings, Inc. (a)	12,792	1,893,216

		3,652,102

Road & Rail - 0.9%
Union Pacific Corp.	35,500	4,116,935

		32,764,056

Company	Shares	U.S. $ Value
Consumer Staples - 7.0%
Beverages - 4.3%
Constellation Brands, Inc.-Class A	35,070	$6,994,712
Monster Beverage Corp. (a)	220,018	12,155,994

		19,150,706

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	74,800	12,288,892

		31,439,598

Financials - 2.6%
Capital Markets - 2.6%
MarketAxess Holdings, Inc.	29,409	5,426,255
S&P Global, Inc.	41,350	6,463,418

		11,889,673

Materials - 1.6%
Chemicals - 1.6%
Ecolab, Inc.	54,770	7,043,970

Total Common Stocks (cost $280,934,556)		419,449,542

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.2%
Time Deposit - 7.2%
State Street Time Deposit 0.12%, 10/02/17 (cost $32,481,753)	$32,482	32,481,753

Total Investments - 100.4% (cost $313,416,309) (b)		451,931,295
Other assets less liabilities - (0.4)%		(2,014,122)

Net Assets - 100.0%		$449,917,173

(a)	Non-income producing security.
(b)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,878,030 and gross unrealized depreciation of investments was $(363,044), resulting in net unrealized appreciation of $138,514,986.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$419,449,542		$	– 0	–	$	– 0	–	$419,449,542
Short-Term Investments	– 0	–		32,481,753			– 0	–	32,481,753

Total Investments in Securities	419,449,542			32,481,753			– 0	–	451,931,295
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$419,449,542			$32,481,753		$	– 0	–	$451,931,295

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)			Dividend Income (000)
Government Money Market*	$1,452	$174	$1,626	$	– 0	–	$	– 0	–

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Real Estate - 98.6%
Diversified REITs - 8.8%
Armada Hoffler Properties, Inc.	59,930	$827,633
Empire State Realty Trust, Inc.-Class A	43,580	895,133
Gramercy Property Trust	33,094	1,001,094
Liberty Property Trust	21,700	891,002
Washington Real Estate Investment Trust	27,870	913,021

		4,527,883

Health Care REITs - 9.5%
Healthcare Realty Trust, Inc.	20,910	676,229
Medical Properties Trust, Inc.	58,990	774,539
Sabra Health Care REIT, Inc.	31,870	699,228
Ventas, Inc.	10,310	671,490
Welltower, Inc.	29,680	2,085,911

		4,907,397

Hotel & Resort REITs - 6.4%
DiamondRock Hospitality Co.	59,320	649,554
MGM Growth Properties LLC-Class A	17,630	532,602
Park Hotels & Resorts, Inc.	29,200	804,752
RLJ Lodging Trust	34,910	768,020
Summit Hotel Properties, Inc.	35,048	560,418

		3,315,346

Industrial REITs - 7.1%
Monmouth Real Estate Investment Corp.-Class A	41,740	675,771
Prologis, Inc.	13,890	881,459
Rexford Industrial Realty, Inc.	31,810	910,402
STAG Industrial, Inc.	43,880	1,205,384

		3,673,016

Office REITs - 13.3%
Alexandria Real Estate Equities, Inc.	9,050	1,076,678
Boston Properties, Inc.	11,559	1,420,370
Brandywine Realty Trust	41,450	724,961
Columbia Property Trust, Inc.	45,490	990,317
Corporate Office Properties Trust	16,630	545,963
Hudson Pacific Properties, Inc.	32,960	1,105,149
Mack-Cali Realty Corp.	21,240	503,600
Vornado Realty Trust	5,990	460,511

		6,827,549

Residential REITs - 15.6%
American Homes 4 Rent-Class A	46,140	1,001,699
AvalonBay Communities, Inc.	4,540	810,027
Camden Property Trust	10,260	938,277
Education Realty Trust, Inc.	17,770	638,476
Essex Property Trust, Inc.	6,310	1,602,929
Independence Realty Trust, Inc.	54,610	555,384
Mid-America Apartment Communities, Inc.	13,130	1,403,334
Sun Communities, Inc.	12,745	1,091,992

		8,042,118

Retail REITs - 16.5%
Brixmor Property Group, Inc.	49,820	936,616

Company	Shares	U.S. $ Value
GGP, Inc.	11,860	$246,332
National Retail Properties, Inc.	20,270	844,448
Realty Income Corp.	29,080	1,663,085
Retail Opportunity Investments Corp.	43,250	822,183
Simon Property Group, Inc.	19,410	3,125,204
Urban Edge Properties	34,820	839,859

		8,477,727

Specialized REITs - 21.4%
American Tower Corp.	28,120	3,843,442
Crown Castle International Corp.	7,880	787,842
CyrusOne, Inc.	8,580	505,619
Digital Realty Trust, Inc.	12,950	1,532,374
Equinix, Inc.	5,423	2,420,285
National Storage Affiliates Trust	38,212	926,259
Public Storage	4,810	1,029,292

		11,045,113

		50,816,149

Media - 0.7%
Movies & Entertainment - 0.7%
Regal Entertainment Group-Class A	22,330	357,280

Total Common Stocks (cost $45,014,479)		51,173,429

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.12%, 10/02/17 (cost $409,548)	$410	409,548

Total Investments - 100.1% (cost $45,424,027) (a)		51,582,977
Other assets less liabilities - (0.1)%		(45,781)

Net Assets - 100.0%		$51,537,196

(a)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,187,638 and gross unrealized depreciation of investments was $(1,028,688), resulting in net unrealized appreciation of $6,158,950.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$51,173,429		$	– 0	–	$	– 0	–	$51,173,429
Short-Term Investments	– 0	–		409,548			– 0	–	409,548

Total Investments in Securities	51,173,429			409,548			– 0	–	51,582,977
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$51,173,429			$409,548		$	– 0	–	$51,582,977

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)		Dividend Income (000)
AB Government Money Market*	$	– 0 –	$4,993	$4,993	$	– 0 –	$1

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Information Technology - 27.3%
Communications Equipment - 2.2%
Ciena Corp. (a)	18,320	$402,490
Lumentum Holdings, Inc. (a)	9,990	542,957

		945,447

Electronic Equipment, Instruments & Components - 0.9%
Coherent, Inc. (a)	1,630	383,327

Internet Software & Services - 10.5%
2U, Inc. (a)	10,510	588,980
Cimpress NV (a)(b)	5,366	524,044
CoStar Group, Inc. (a)	1,530	410,422
GrubHub, Inc. (a)	12,260	645,612
LogMeIn, Inc.	5,240	576,662
New Relic, Inc. (a)	10,382	517,024
Q2 Holdings, Inc. (a)	11,219	467,271
Trade Desk, Inc. (The)-Class A (a)	9,833	604,828
Wix.com Ltd. (a)	3,837	275,688

		4,610,531

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)	6,780	547,553
Monolithic Power Systems, Inc.	5,301	564,821
Silicon Laboratories, Inc. (a)	5,834	466,137

		1,578,511

Software - 10.1%
Aspen Technology, Inc. (a)	8,083	507,693
Blackbaud, Inc.	5,748	504,675
Blackline, Inc. (a)	10,701	365,118
Guidewire Software, Inc. (a)	5,523	430,021
HubSpot, Inc. (a)	5,460	458,913
Paylocity Holding Corp. (a)	9,813	479,071
Proofpoint, Inc. (a)	7,160	624,495
RingCentral, Inc.-Class A (a)	13,740	573,645
Take-Two Interactive Software, Inc. (a)	3,932	401,968
Ultimate Software Group, Inc. (The) (a)	515	97,644

		4,443,243

		11,961,059

Health Care - 21.5%
Biotechnology - 9.3%
Adamas Pharmaceuticals, Inc. (a)(b)	7,965	168,619
Aimmune Therapeutics, Inc. (a)(b)	8,113	201,121
Audentes Therapeutics, Inc. (a)	7,819	219,010
Avexis, Inc. (a)	2,720	263,106
BeiGene Ltd. (ADR) (a)(b)	2,487	257,305
Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,281	160,024
Blueprint Medicines Corp. (a)	5,612	390,988

Company	Shares	U.S. $ Value
Clovis Oncology, Inc. (a)	5,080	$418,592
DBV Technologies SA (Sponsored ADR) (a)	3,715	157,665
Loxo Oncology, Inc. (a)	4,415	406,710
Neurocrine Biosciences, Inc. (a)	3,600	220,608
Nucana PLC (ADR) (a)	9,042	166,101
Prothena Corp. PLC (a)(b)	4,500	291,465
Radius Health, Inc. (a)(b)	4,070	156,898
Sage Therapeutics, Inc. (a)	3,166	197,242
TESARO, Inc. (a)	1,718	221,794
Ultragenyx Pharmaceutical, Inc. (a)	3,573	190,298

		4,087,546

Health Care Equipment & Supplies - 5.3%
DexCom, Inc. (a)	4,745	232,149
iRhythm Technologies, Inc. (a)	12,743	661,107
Nevro Corp. (a)	6,769	615,167
Penumbra, Inc. (a)	6,488	585,866
Tactile Systems Technology, Inc. (a)	7,709	238,594

		2,332,883

Health Care Providers & Services - 1.4%
Teladoc, Inc. (a)(b)	18,529	614,236

Health Care Technology - 1.5%
Vocera Communications, Inc. (a)	20,337	637,972

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	5,022	571,905

Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (a)	4,700	228,420
GW Pharmaceuticals PLC (ADR) (a)(b)	1,368	138,838
Intersect ENT, Inc. (a)	17,210	536,092
Medicines Co. (The) (a)	7,300	270,392

		1,173,742

		9,418,284

Industrials - 17.2%
Aerospace & Defense - 1.9%
Hexcel Corp.	6,274	360,253
Mercury Systems, Inc. (a)	8,980	465,883

		826,136

Commercial Services & Supplies - 1.8%
Advanced Disposal Services, Inc. (a)	12,365	311,474
Tetra Tech, Inc.	9,770	454,794

		766,268

Construction & Engineering - 0.9%
Dycom Industries, Inc. (a)	4,723	405,611

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	3,225	$323,435

Machinery - 8.4%
Astec Industries, Inc.	8,020	449,200
Gardner Denver Holdings, Inc. (a)	16,379	450,750
IDEX Corp.	3,662	444,823
John Bean Technologies Corp.	4,220	426,642
Kennametal, Inc.	12,200	492,148
Lincoln Electric Holdings, Inc.	4,919	450,974
Nordson Corp.	3,660	433,710
RBC Bearings, Inc. (a)	4,293	537,269

		3,685,516

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	5,924	438,435

Trading Companies & Distributors - 2.5%
H&E Equipment Services, Inc.	18,159	530,243
SiteOne Landscape Supply, Inc. (a)	9,760	567,056

		1,097,299

		7,542,700

Consumer Discretionary - 16.4%
Distributors - 1.0%
Pool Corp.	4,137	447,499

Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. (a)	6,475	558,210
Grand Canyon Education, Inc. (a)	9,580	870,056

		1,428,266

Hotels, Restaurants & Leisure - 5.7%
Buffalo Wild Wings, Inc. (a)	2,982	315,197
Dave & Buster’s Entertainment, Inc. (a)	7,107	372,975
Hilton Grand Vacations, Inc. (a)	13,471	520,385
Planet Fitness, Inc.	26,708	720,582
Vail Resorts, Inc.	2,450	558,894

		2,488,033

Multiline Retail - 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,312	524,877

Specialty Retail - 5.2%
Five Below, Inc. (a)	12,112	664,707
Floor & Decor Holdings, Inc.-Class A (a)	11,861	461,749
Lithia Motors, Inc.-Class A	5,890	708,626
Select Comfort Corp. (a)	14,370	446,188

		2,281,270

		7,169,945

Financials - 6.5%
Banks - 3.9%
Pinnacle Financial Partners, Inc.	330	22,094

Company	Shares	U.S. $ Value
Signature Bank/New York NY (a)	1,714	$219,461
Sterling Bancorp/DE	18,276	450,503
SVB Financial Group (a)	2,582	483,066
Western Alliance Bancorp (a)	9,587	508,878

		1,684,002

Capital Markets - 2.6%
Hamilton Lane, Inc.-Class A	9,180	246,483
Houlihan Lokey, Inc.	12,360	483,647
Stifel Financial Corp.	7,727	413,085

		1,143,215

		2,827,217

Consumer Staples - 3.1%
Food & Staples Retailing - 1.1%
Chefs’ Warehouse, Inc. (The) (a)	24,747	477,617

Food Products - 1.2%
Freshpet, Inc. (a)(b)	33,294	521,051

Personal Products - 0.8%
elf Beauty, Inc. (a)(b)	16,415	370,158

		1,368,826

Materials - 2.7%
Chemicals - 1.3%
PolyOne Corp.	14,552	582,517

Construction Materials - 1.4%
Summit Materials, Inc.-Class A (a)	18,284	585,636

		1,168,153

Energy - 2.6%
Energy Equipment & Services - 1.7%
Forum Energy Technologies, Inc. (a)	22,988	365,509
Oil States International, Inc. (a)	13,761	348,842

		714,351

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co. (a)	14,895	404,399

		1,118,750

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Vonage Holdings Corp. (a)	49,393	402,059

Total Common Stocks (cost $31,621,947)		42,976,993

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Bank & Trust Co. 0.12%, 10/02/17 (cost $971,815)	$972	$971,815

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $32,593,762)		43,948,808

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%
Investment Companies - 6.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $2,737,752)	2,737,752	2,737,752

Total Investments - 106.7% (cost $35,331,514) (f)		46,686,560
Other assets less liabilities - (6.7)%		(2,933,749)

Net Assets - 100.0%		$43,752,811

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,854,351 and gross unrealized depreciation of investments was $(499,305), resulting in net unrealized appreciation of $11,355,046.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$42,976,993		$	– 0	–	$	– 0	–	$42,976,993
Short-Term Investments	– 0	–		971,815			– 0	–	971,815
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,737,752			– 0	–		– 0	–	2,737,752

Total Investments in Securities	45,714,745			971,815			– 0	–	46,686,560
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$45,714,745			$971,815		$	– 0	–	$46,686,560

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$2,326	$17,792	$17,380	$2,738	$13

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 20.1%
Banks - 10.4%
Associated Banc-Corp.	312,480	$7,577,640
Comerica, Inc.	143,460	10,940,259
Fulton Financial Corp.	388,240	7,279,500
Huntington Bancshares, Inc./OH	737,820	10,299,967
Synovus Financial Corp.	190,050	8,753,703
Texas Capital Bancshares, Inc. (a)	84,440	7,244,952
Webster Financial Corp.	171,552	9,015,058
Zions Bancorporation	234,510	11,064,182

		72,175,261

Consumer Finance - 0.7%
OneMain Holdings, Inc. (a)	164,620	4,640,638

Insurance - 7.6%
American Financial Group, Inc./OH	95,820	9,912,579
First American Financial Corp.	183,070	9,148,008
Hanover Insurance Group, Inc. (The)	43,760	4,241,657
Old Republic International Corp.	353,320	6,956,871
Reinsurance Group of America, Inc.-Class A	84,010	11,721,915
Selective Insurance Group, Inc.	110,430	5,946,655
Validus Holdings Ltd.	87,612	4,311,387

		52,239,072

Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	236,268	9,568,854

		138,623,825

Industrials - 18.6%
Aerospace & Defense - 1.0%
Esterline Technologies Corp. (a)	76,910	6,933,437

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	107,610	7,080,738

Airlines - 1.4%
SkyWest, Inc.	216,300	9,495,570

Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	111,560	4,653,168
Steelcase, Inc.-Class A	429,244	6,610,357

		11,263,525

Construction & Engineering - 4.1%
AECOM (a)	247,495	9,110,291
Granite Construction, Inc.	95,460	5,531,907
Quanta Services, Inc. (a)	218,555	8,167,400
Tutor Perini Corp. (a)	179,150	5,087,860

		27,897,458

Electrical Equipment - 2.2%
EnerSys	103,850	7,183,304
Regal Beloit Corp.	101,230	7,997,170

		15,180,474

Company	Shares	U.S. $ Value
Machinery - 4.1%
Oshkosh Corp.	126,630	$10,452,040
SPX FLOW, Inc. (a)	203,350	7,841,176
Terex Corp.	220,980	9,948,520

		28,241,736

Road & Rail - 2.5%
Ryder System, Inc.	112,656	9,525,065
Werner Enterprises, Inc.	215,460	7,875,063

		17,400,128

Trading Companies & Distributors - 0.7%
MRC Global, Inc. (a)	288,820	5,051,462

		128,544,528

Information Technology - 17.8%
Communications Equipment - 1.5%
Infinera Corp. (a)	433,132	3,841,881
NETGEAR, Inc. (a)	126,227	6,008,405

		9,850,286

Electronic Equipment, Instruments & Components - 5.2%
Anixter International, Inc. (a)	118,980	10,113,300
Avnet, Inc.	203,120	7,982,616
CDW Corp./DE	137,780	9,093,480
VeriFone Systems, Inc. (a)	429,500	8,710,260

		35,899,656

IT Services - 5.2%
Amdocs Ltd.	150,440	9,676,301
Booz Allen Hamilton Holding Corp.	263,345	9,846,470
Convergys Corp.	281,114	7,278,041
Genpact Ltd.	314,370	9,038,137

		35,838,949

Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	548,810	8,243,126
Integrated Device Technology, Inc. (a)	219,700	5,839,626
Mellanox Technologies Ltd. (a)	91,030	4,292,065
Qorvo, Inc. (a)	71,250	5,035,950

		23,410,767

Software - 1.2%
Verint Systems, Inc. (a)	202,310	8,466,674

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	238,397	8,944,655

		122,410,987

Consumer Discretionary - 14.7%
Auto Components - 3.9%
Cooper-Standard Holdings, Inc. (a)	71,209	8,258,108
Dana, Inc.	338,390	9,461,384
Lear Corp.	27,497	4,759,181

Company	Shares	U.S. $ Value
Tenneco, Inc.	68,760	$4,171,669

		26,650,342

Diversified Consumer Services - 1.7%
Houghton Mifflin Harcourt Co. (a)	245,164	2,954,226
Sotheby’s (a)	189,510	8,738,306

		11,692,532

Hotels, Restaurants & Leisure - 1.8%
Bloomin’ Brands, Inc.	443,429	7,804,351
Brinker International, Inc. (b)	153,542	4,891,848

		12,696,199

Household Durables - 2.1%
CalAtlantic Group, Inc.	241,690	8,853,105
PulteGroup, Inc.	201,210	5,499,069

		14,352,174

Media - 1.7%
Regal Entertainment Group-Class A (b)	410,530	6,568,480
Scholastic Corp.	132,150	4,915,980

		11,484,460

Specialty Retail - 2.7%
Burlington Stores, Inc. (a)	48,507	4,630,478
Caleres, Inc.	186,075	5,679,009
Michaels Cos., Inc. (The) (a)	402,200	8,635,234

		18,944,721

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	574,810	5,575,657

		101,396,085

Energy - 8.0%
Energy Equipment & Services - 3.3%
Helix Energy Solutions Group, Inc. (a)	260,700	1,926,573
Helmerich & Payne, Inc. (b)	73,780	3,844,676
Oil States International, Inc. (a)	211,210	5,354,173
RPC, Inc. (b)	467,410	11,587,094

		22,712,516

Oil, Gas & Consumable Fuels - 4.7%
HollyFrontier Corp.	181,200	6,517,764
Oasis Petroleum, Inc. (a)	644,750	5,880,120
QEP Resources, Inc. (a)	779,920	6,683,914
SM Energy Co.	318,770	5,654,980
SRC Energy, Inc. (a)	758,010	7,329,957

		32,066,735

		54,779,251

Company	Shares	U.S. $ Value
Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Education Realty Trust, Inc.	229,780	$8,255,995
Empire State Realty Trust, Inc.-Class A	355,891	7,310,001
Gramercy Property Trust	364,668	11,031,207
STAG Industrial, Inc.	194,770	5,350,332

		31,947,535

Health Care - 4.6%
Health Care Providers & Services - 3.2%
LifePoint Health, Inc. (a)	148,095	8,574,700
Molina Healthcare, Inc. (a)	109,960	7,560,850
WellCare Health Plans, Inc. (a)	36,859	6,330,165

		22,465,715

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	82,335	9,376,310

		31,842,025

Utilities - 4.2%
Electric Utilities - 3.0%
Alliant Energy Corp.	166,578	6,924,648
PNM Resources, Inc.	167,800	6,762,340
Portland General Electric Co.	154,950	7,071,918

		20,758,906

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	52,850	4,102,217

Multi-Utilities - 0.6%
Black Hills Corp.	58,705	4,043,013

		28,904,136

Materials - 4.0%
Chemicals - 1.9%
Ingevity Corp. (a)	70,890	4,428,498
Trinseo SA	132,290	8,876,659

		13,305,157

Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	719,160	10,032,282

Metals & Mining - 0.6%
Alcoa Corp. (a)	91,638	4,272,164

		27,609,603

Consumer Staples - 1.5%
Beverages - 0.8%
Cott Corp.	371,279	5,572,898

Food Products - 0.7%
Ingredion, Inc.	39,905	4,814,139

		10,387,037

Total Common Stocks (cost $528,309,508)		676,445,012

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 2.6%
State Street Time Deposit 0.12%, 10/02/17
(cost $18,028,635)	$18,029	$18,028,635

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $546,338,143)		694,473,647

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e)
(cost $23,119,734)	23,119,734	23,119,734

Total Investments - 104.0% (cost $569,457,877) (f)		717,593,381
Other assets less liabilities - (4.0)%		(27,815,803)

Net Assets - 100.0%		$689,777,578

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $171,753,406 and gross unrealized depreciation of investments was $(23,617,902), resulting in net unrealized appreciation of $148,135,504.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$676,445,012		$	– 0	–	$	– 0	–	$676,445,012
Short-Term Investments	– 0	–		18,028,635			–0	–	18,028,635
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	23,119,734			– 0	–		–0	–	23,119,734

Total Investments in Securities	699,564,746			18,028,635			–0	–	717,593,381
Other Financial Instruments (b)	– 0	–		– 0	–		–0	–	– 0	–

Total (c)	$699,564,746			$18,028,635			$–0	–	$717,593,381

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$13,941	$163,242	$154,063	$23,120	$89

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Value Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 28.5%
Banks - 11.4%
Bank of America Corp.	144,117	$3,651,925
Comerica, Inc.	17,981	1,371,231
Wells Fargo & Co.	62,370	3,439,705

		8,462,861

Capital Markets - 1.9%
Goldman Sachs Group, Inc. (The)	5,735	1,360,285

Consumer Finance - 5.2%
Capital One Financial Corp.	15,003	1,270,154
OneMain Holdings, Inc. (a)	23,895	673,600
Synchrony Financial	62,653	1,945,376

		3,889,130

Insurance - 10.0%
Allstate Corp. (The)	22,508	2,068,710
American International Group, Inc.	42,423	2,604,348
First American Financial Corp.	15,271	763,092
FNF Group	42,630	2,023,220

		7,459,370

		21,171,646

Information Technology - 15.5%
Communications Equipment - 2.2%
Nokia Oyj (Sponsored ADR)-Class A	276,599	1,654,062

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	21,417	800,781

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	64,496	2,456,008

Software - 4.6%
Oracle Corp.	71,279	3,446,340

Technology Hardware, Storage & Peripherals - 4.3%
HP, Inc.	80,448	1,605,742
NCR Corp. (a)	8,152	305,863
Xerox Corp.	37,862	1,260,426

		3,172,031

		11,529,222

Energy - 11.7%
Energy Equipment & Services - 2.0%
RPC, Inc. (b)	60,017	1,487,821

Oil, Gas & Consumable Fuels - 9.7%
Canadian Natural Resources Ltd.	36,597	1,225,634
Devon Energy Corp.	28,681	1,052,879
EOG Resources, Inc.	21,967	2,125,088
Hess Corp.	26,587	1,246,664

Company	Shares	U.S. $ Value
Marathon Petroleum Corp.	28,474	$1,596,822

		7,247,087

		8,734,908

Health Care - 11.3%
Biotechnology - 2.0%
Gilead Sciences, Inc.	18,816	1,524,473

Health Care Providers & Services - 6.6%
Aetna, Inc.	6,572	1,045,014
Cigna Corp.	11,455	2,141,397
McKesson Corp.	11,321	1,739,019

		4,925,430

Pharmaceuticals - 2.7%
Mallinckrodt PLC (a)	32,886	1,228,950
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	42,939	755,726

		1,984,676

		8,434,579

Consumer Staples - 7.3%
Beverages - 1.9%
PepsiCo, Inc.	12,975	1,445,804

Food Products - 1.1%
Tyson Foods, Inc.-Class A	11,495	809,823

Tobacco - 4.3%
British American Tobacco PLC (Sponsored ADR)	13,518	844,199
Philip Morris International, Inc.	21,261	2,360,184

		3,204,383

		5,460,010

Industrials - 7.3%
Aerospace & Defense - 2.8%
Raytheon Co.	11,279	2,104,436

Airlines - 1.1%
JetBlue Airways Corp. (a)	44,443	823,529

Electrical Equipment - 1.9%
Eaton Corp. PLC	18,310	1,406,025

Machinery - 1.5%
Oshkosh Corp.	13,036	1,075,991

		5,409,981

Consumer Discretionary - 7.1%
Auto Components - 3.3%
Lear Corp.	5,087	880,458
Magna International, Inc. (New York)-Class A	29,610	1,580,582

		2,461,040

Media - 2.7%
Comcast Corp.-Class A	40,726	1,567,136

Company	Shares	U.S. $ Value
Regal Entertainment Group-Class A	25,943	$415,088

		1,982,224

Specialty Retail - 1.1%
Michaels Cos., Inc. (The) (a)	38,800	833,036

		5,276,300

Utilities - 6.2%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	24,712	1,735,771
Edison International	14,272	1,101,370
Portland General Electric Co.	14,795	675,244

		3,512,385

Multi-Utilities - 1.5%
NiSource, Inc.	43,940	1,124,424

		4,636,809

Telecommunication Services - 2.0%
Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc. (a)	23,635	1,457,334

Materials - 1.6%
Chemicals - 1.0%
CF Industries Holdings, Inc.	21,180	744,689

Metals & Mining - 0.6%
Alcoa Corp. (a)	9,000	419,580

		1,164,269

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Mid-America Apartment Communities, Inc.	7,770	830,458

Total Common Stocks (cost $62,614,765)		74,105,516

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.12%, 10/02/17 (cost $411,028)	$411	411,028

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $63,025,793)		$74,516,544

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $1,515,429)	1,515,429	1,515,429

Total Investments - 102.1% (cost $64,541,222) (f)		76,031,973
Other assets less liabilities - (2.1)%		(1,593,935)

Net Assets - 100.0%		$74,438,038

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,010,048 and gross unrealized depreciation of investments was $(2,519,297), resulting in net unrealized appreciation of $11,490,751.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Value Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$74,105,516		$	– 0	–	$	– 0	–	$74,105,516
Short-Term Investments	– 0	–		411,028			– 0	–	411,028
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,515,429			– 0	–		– 0	–	1,515,429

Total Investments in Securities	75,620,945			411,028			– 0	–	76,031,973
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$75,620,945			$411,028		$	– 0	–	$76,031,973

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2017 is as follows:

Fund	Market Value 12/30/16 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market*	$	– 0 –	$23,738	$22,223	$1,515	$6

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2017